                                                             File Nos. 333-09965
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 12

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 42

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)

                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

             / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on April 30, 2004 pursuant to paragraph (b) of Rule 485
             / / 60 days after filing pursuant to paragraph (a) (1) of Rule 485 / / on (date) pursuant to paragraph (a) (1) of Rule 485
             / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2003 was filed on or before March 30, 2004.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.           CAPTION IN PROSPECTUS
-----------------           ---------------------
1                           Cover Page

2                           Special Terms

3                           Summary of Fees and Expenses; Summary of Contract Features

4                           Condensed Financial Information; Performance Information

5                           Description of the Companies, the Variable Accounts and the Underlying Investment Companies

6                           Charges and Deductions

7                           Description of the Contract

8                           Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity Option;
                            Annuity Benefit Payments

9                           Death Benefit

10                          Payments; Computation of Values; Distribution

11                          Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal Without Surrender Charge;
                            Texas Optional Retirement Program

12                          Federal Tax Considerations

13                          Legal Matters

14                          Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.           CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------           ----------------------------------------------
15                          Cover Page

16                          Table of Contents

17                          General Information and History

18                          Services

19                          Underwriters

20                          Underwriters

FORM N-4 ITEM NO.           CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------           -------------------------------------------------------
21                          Performance Information

22                          Annuity Benefit Payments

23                          Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Scudder Gateway Elite variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated April 30, 2004 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

Separate Account KG is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:



AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                SCUDDER VARIABLE SERIES II (CLASS A)
----------------------------------------------                ------------------------------------
INVESCO VIF-Utilities Fund                                    Scudder Aggressive Growth Portfolio
                                                              Scudder Blue Chip Portfolio
THE ALGER AMERICAN FUND (CLASS O)                             Scudder Fixed Income Portfolio
Alger American Balanced Portfolio                             Scudder Global Blue Chip Portfolio
Alger American Leveraged AllCap Portfolio                     Scudder Government & Agency Securities Portfolio
                                                              Scudder Growth Portfolio
CREDIT SUISSE TRUST                                           Scudder High Income Portfolio
Credit Suisse Trust Emerging Markets Portfolio                Scudder International Select Equity Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio     Scudder Large Cap Value Portfolio
                                                              Scudder Money Market Portfolio
DREYFUS INVESTMENT PORTFOLIOS                                 Scudder Small Cap Growth Portfolio
Dreyfus IP MidCap Stock Portfolio                             Scudder Strategic Income Portfolio
                                                              Scudder Technology Growth Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            Scudder Total Return Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.                SVS Davis Venture Value Portfolio
                                                              SVS Dreman Financial Services Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                           SVS Dreman High Return Equity Portfolio
Scudder 21st Century Growth Portfolio                         SVS Dreman Small Cap Value Portfolio
Scudder Capital Growth Portfolio                              SVS Eagle Focused Large Cap Growth Portfolio
Scudder Global Discovery Portfolio                            SVS Focus Value+Growth Portfolio
Scudder Growth and Income Portfolio                           SVS Index 500 Portfolio
Scudder Health Sciences Portfolio                             SVS INVESCO Dynamic Growth Portfolio
Scudder International Portfolio                               SVS Janus Growth And Income Portfolio
                                                              SVS Janus Growth Opportunities Portfolio
                                                              SVS MFS Strategic Value Portfolio
                                                              SVS Oak Strategic Equity Portfolio
                                                              SVS Turner Mid Cap Growth Portfolio



THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED APRIL 30, 2004

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                   5
SUMMARY OF FEES AND EXPENSES                                                    7
SUMMARY OF CONTRACT FEATURES                                                    11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND
  THE UNDERLYING PORTFOLIOS                                                     15
INVESTMENT OBJECTIVES AND POLICIES                                              16
PERFORMANCE INFORMATION                                                         21
DESCRIPTION OF THE CONTRACT                                                     22
  PAYMENTS                                                                      22
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                                 23
  RIGHT TO CANCEL ALL OTHER CONTRACTS                                           23
  TELEPHONE TRANSACTIONS PRIVILEGE                                              23
  TRANSFER PRIVILEGE                                                            23
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTION                  24
  SURRENDER                                                                     25
  WITHDRAWALS                                                                   25
  DEATH BENEFIT                                                                 26
  THE SPOUSE OF THE OWNER AS BENEFICIARY                                        28
  ASSIGNMENT                                                                    28
  ELECTING THE FORM OF ANNUITY AND ANNUITY DATE                                 28
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                                29
  ANNUITY BENEFIT PAYMENTS                                                      30
  OPTIONAL ENHANCED EARNINGS RIDER                                              31
  NORRIS DECISION                                                               33
  COMPUTATION OF VALUES                                                         33
CHARGES AND DEDUCTIONS                                                          35
  VARIABLE ACCOUNT DEDUCTIONS                                                   35
  CONTRACT FEE                                                                  35
  OPTIONAL RIDER CHARGE                                                         36
  PREMIUM TAXES                                                                 36
  SURRENDER CHARGE                                                              37
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                    37
  TRANSFER CHARGE                                                               40
GUARANTEE PERIOD ACCOUNTS                                                       41
FEDERAL TAX CONSIDERATIONS                                                      43
  GENERAL                                                                       43
  QUALIFIED AND NON-QUALIFIED CONTRACTS                                         44
  TAXATION OF THE CONTRACT                                                      44
  TAX WITHHOLDING                                                               47
  PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                             48
STATEMENTS AND REPORTS                                                          49
LOANS (QUALIFIED CONTRACTS ONLY)                                                49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                               49
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                       50
VOTING RIGHTS                                                                   50
DISTRIBUTION                                                                    51
LEGAL MATTERS                                                                   51
FURTHER INFORMATION                                                             51
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                          A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                 B-1
APPENDIX C -- THE DEATH BENEFIT                                                 C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION                                   D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                 3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                  4
SERVICES                                                                        4
UNDERWRITERS                                                                    5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                      5
EXCHANGE OFFER                                                                  7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                     8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER (AFLIAC ONLY)                                                     9
PERFORMANCE INFORMATION                                                         12
TAX-DEFERRED ACCUMULATION                                                       19
FINANCIAL STATEMENTS                                                            F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of AIM Variable Insurance Funds ("AIM" and "INVESCO VIF"-formerly, INVESCO Variable Investment Funds, Inc.), The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), Scudder Variable Series I ("SVS I"), or Scudder Variable Series II ("SVS II"), in which a Sub-Account invests.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Scudder Elite Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                              MAXIMUM CHARGE
SURRENDER CHARGE(1):
    (as a percentage of payments withdrawn)                                        7.0%

TRANSFER CHARGE(2):                                                         $0 on the first 12
                                                                              transfers in a
                                                                           Contract year. Up to
                                                                            $25 for subsequent
                                                                                transfers.

   (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 7.0% to 2.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                          COMPLETE YEARS FROM DATE OF
                                    PAYMENT                        CHARGE
                                    -------                        ------
                                  Less than 1                       7.0%
                                  Less than 2                       6.0%
                                  Less than 3                       5.0%
                                  Less than 4                       4.0%
                                  Less than 5                       3.0%
                                  Less than 6                       2.0%
                                  Thereafter                        0.0%

   (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING PORTFOLIO EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING PORTFOLIO:

ANNUAL CONTRACT FEE:(1)                                                                           $     35
                                                                                                   ($30 in NY)

 ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net assets)
  Mortality and Expense Risk Charge:                                                                  1.25%
  Administive Expense Charge:                                                                         0.15%
                                                                                                      -----
  Total Annual Expenses:                                                                              1.40%

OPTIONAL RIDER CHARGES:
   The charge on an annual basis as a percentage of the Accumulated Value is:
    Enhanced Earnings Rider                                                                           0.30%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)        0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)    0.15%

   (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

   (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
          TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING PORTFOLIO'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING PORTFOLIOS.


     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                  MINIMUM                       MAXIMUM
-------------------------------------------------------------------------------------------------------------------------
Expenses that are deducted from Underlying Portfolio         Annual charge of        Annual charge of 1.93%(1)of average
assets, including management fees, distribution and/or      0.49%(1) of average               daily net assets
service (12b-1) fees and other expenses.                     daily net assets



(1) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.15% for the SVS MFS Strategic Value Portfolio and 0.55% for the SVS Index 500 Portfolio.


Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2003, as adjusted for any material changes. The Underlying Portfolio information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING PORTFOLIO FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.30% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                   1 YEAR               3 YEARS         5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Portfolio with the maximum total operating      $  996               $ 1,634         $ 2,283         $ 4,138
   expenses


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                          1 YEAR          3 YEARS       5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------
   Portfolio with the maximum total       $  394          $ 1,195       $ 2,014          $ 4,138
   operating expenses

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                              1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------
  Portfolio with the minimum total             $ 809         $ 1,071        $ 1,338        $ 2,254
  operating expenses


   (2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                              1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------
  Portfolio with the minimum total             $ 196           $ 606        $ 1,042        $ 2,254
  operating expenses

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE SCUDDER GATEWAY ELITE VARIABLE ANNUITY?

The Scudder Gateway Elite variable annuity contract or certificate ("Contract") is an insurance contract designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -  A customized investment portfolio;

     -  Experienced professional portfolio managers;

     -  Tax deferral on earnings;

     - Guarantees that can protect your beneficiaries during the accumulation phase; and

     -  Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio), and, in most jurisdictions, the Guarantee Period Accounts, and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below, WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -  periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30); under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica; Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject to the minimum and maximum payment amounts outlined in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the Scudder Money Market Portfolio) and, in most jurisdictions, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Scudder Money Market Portfolio, are utilized at one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Each calendar year you can take without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to all amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than six years may be subject to a surrender charge. (A Market Value Adjustment, which may increase or decrease the value of your account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death, and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);
     or

(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York); or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. The proportionate reduction is determined by multiplying the (b) or (c) value immediately prior to the withdrawal by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT.").

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $35 Contract Fee (a lower fee of $30 may apply in some states) from the Contract. There will be no Contract fee if the Accumulated Value is $50,000 or more. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 2% and 7% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Underlying Portfolios will incur certain management fees and expenses described more fully in the prospectuses of the Underlying Portfolios which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted). However, if state law requires or if your Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states, this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

   - You may assign your ownership to someone else, except under certain qualified plans; see FEDERAL TAX CONSIDERATIONS.

   - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

   -  You may change your allocation of payments.

   - You may make transfers among your accounts prior to the Annuity Date without any tax consequences.

   - You may cancel your Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                          AND THE UNDERLYING PORTFOLIOS

THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2003, Allmerica Financial and its subsidiaries had over $19.0 billion in combined assets and over $27.3 billion of life insurance in force, and First Allmerica had over $4.8 billion in assets and over $6.2 billion of life insurance in force.


THE VARIABLE ACCOUNTS. Each Company maintains a separate investment account called Separate Account KG (the "Variable Account"). The Variable Accounts of Separate Account KG were authorized by votes of the Board of Directors of the Companies on June 13, 1996. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

UNDERLYING PORTFOLIOS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Portfolio") of an open-end management investment company. The Underlying Portfolios available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Portfolios may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Portfolios are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Portfolios and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Portfolios is set forth below. Certain Underlying Portfolios have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Portfolio prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved. In some states, insurance regulations may restrict the availability of particular Portfolios.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE PORTFOLIOS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Underlying Portfolios are available upon request.

There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

INVESCO VIF UTILITIES FUND - seeks capital growth. It also seeks current income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that produce, generate, transmit, or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. The sub-adviser is INVESCO Institutional (N.A.), Inc.

THE ALGER AMERICAN FUND (CLASS O)
ADVISER:  FRED ALGER MANAGEMENT, INC.

ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


CREDIT SUISSE TRUST
ADVISER:  CREDIT SUISSE ASSET MANAGEMENT, LLC

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets. The sub-adviser is Credit Suisse Asset Management Limited ("CASM U.K.", "CSAM Australia," and CSAM's affiliate in Japan, respectively).

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. The sub-advisers are Credit Suisse Asset Management Limited ("CASM U.K." and "CSAM Australia," respectively).


DREYFUS INVESTMENT PORTFOLIOS
ADVISER:  THE DREYFUS CORPORATION

DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal the portfolio invests at least 80% of its assets in stocks of mid-size companies. Mid-size companies are generally established companies that may not be well known, with market capitalizations between $1 million and $15 billion at the time of purchase.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
ADVISER:  THE DREYFUS CORPORATION


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

SCUDDER VARIABLE SERIES I
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER 21ST CENTURY GROWTH PORTFOLIO -- seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index.

SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.

SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies located throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index).

SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.

SCUDDER HEALTH SCIENCES PORTFOLIO - Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

SCUDDER INTERNATIONAL PORTFOLIO -- seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies listed on foreign exchanges, which the portfolio management team believes have favorable characteristics.


SCUDDER VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques. The portfolio normally invests at least 65% of total assets in equities -- mainly common stock -- of U.S. companies.

SCUDDER BLUE CHIP PORTFOLIO -- seeks growth of capital and income. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are "blue chip" companies.

SCUDDER LARGE CAP VALUE PORTFOLIO -- seeks to achieve a high rate of total return. The portfolio normally invests at least 65% of total assets in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. This portfolio was formerly known as Scudder Contrarian Value Portfolio.

SCUDDER FIXED INCOME PORTFOLIO -- seeks high current income. The portfolio pursues its goal by investing primarily in a diversified portfolio of fixed-income securities. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of the top four grades of credit quality.

SCUDDER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that the portfolio managers believe are "blue chip" companies.

SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO -- seeks high-current income consistent with preservation of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of U.S. government securities. This portfolio was formerly known as Scudder Government Securities Portfolio.

SCUDDER GROWTH PORTFOLIO -- seeks maximum appreciation of capital. The portfolio normally invests at least 65% of total assets in common stocks of large U.S. companies that are similar in size in the companies in the Russell 1000 Growth Index.

SCUDDER HIGH INCOME PORTFOLIO -- seeks to provide a high level of current income. Under normal circumstances, the portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in lower rated high yield/high risk fixed-income securities, often called junk bonds. Generally, the portfolio invests in bonds from US issuers, but up to 25% of total assets could be in bonds from foreign issuers.

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO - seeks capital appreciation. The portfolio seeks to achieve its investment objective by investing in a focused list of approximately 40 stocks that the portfolio managers believe have the greatest upside potential on a rolling 12 month basis. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics. The sub-adviser is Deutsche Asset Management Investment Services Ltd.

SCUDDER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal. The portfolio invests exclusively in high-quality short-term securities, as well as repurchase agreements. Everything the portfolio buys must meet the rules for money market portfolio investments. The portfolio seeks to maintain a stable $1.00 share price to preserve the value of the investment.

SCUDDER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.

SCUDDER STRATEGIC INCOME PORTFOLIO -- seeks high current return. The portfolio invests mainly in bonds issued by US and foreign corporations and governments. The portfolio may invest up to 50% of total assets in foreign bonds, including emerging market issuers. The sub-adviser is Deutsche Asset Management Investment Services Ltd.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

SCUDDER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation. The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds. The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, U.S. government bonds, and mortgage- and asset-backed securities.

SVS DAVIS VENTURE VALUE PORTFOLIO -- seeks growth of capital. The portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion. The sub-adviser is Davis Selected Advisors, L.P.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. The sub-adviser is Dreman Value Management L.L.C.

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. The sub-adviser is Dreman Value Management L.L.C.

SVS DREMAN SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index. The sub-adviser is Dreman Value Management L.L.C.

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong U.S. growth companies that are similar in size to the companies in the Russell 1000 Growth Index. The sub-adviser is Eagle Asset Management, Inc.

SVS FOCUS VALUE+GROWTH PORTFOLIO -- seeks growth of capital through professional management of a portfolio of growth and value stocks. Under normal circumstances, the portfolio invests at least 65% of net assets in U.S. common stocks. The sub-adviser is Dreman Value Management L.L.C.

SVS INDEX 500 PORTFOLIO* -- seeks returns that, before expenses, correspond to the total return of US common stocks as represented by the Standard & Poor's 500 Index. The portfolio seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks and securities of large U.S. companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the S&P 500 Index. The sub-adviser is Northern Trust Investments, Inc.

SVS INVESCO DYNAMIC GROWTH PORTFOLIO - seeks long-term capital growth. The portfolio is actively managed and invests primarily in equity securities of mid-sized companies. The portfolio defines mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The sub-adviser is INVESCO.

SVS JANUS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income. It may invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential. The sub-adviser is Janus Capital Management LLC.

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests primarily in equity securities selected for their growth potential. The sub-adviser is Janus Capital Management LLC.

SVS MFS STRATEGIC VALUE PORTFOLIO -- seeks to provide capital appreciation. The portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the manager believes are undervalued in the market relative to their long term potential. The sub-adviser is Massachusetts Financial Services Company.

SVS OAK STRATEGIC EQUITY PORTFOLIO - seeks long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The portfolio invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). The sub-adviser is Oak Associates, Ltd.

SVS TURNER MID CAP GROWTH PORTFOLIO -- seeks capital appreciation. The portfolio pursues its objective by investing in common stocks and other equity securities of U.S. companies with medium market capitalizations that the portfolio managers believe have strong earnings growth potential. capital appreciation. The sub-adviser is Turner Investment Partners, Inc.

 * "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the Statement of Additional Information.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The average annual total return represents the average annual percentage change in the value of an investment in a Sub-Account over a given period of time. Average annual total return represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Scudder Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the Scudder Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                           DESCRIPTION OF THE CONTRACT


As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


MARKET TIMING. This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Portfolios. In addition, some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements may also include the proper completion of an application; however, where permitted, the Company may issue a contract without completion of an application and/or signature for certain classes of annuity contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

   - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

   -  Each subsequent payment must be at least $100.

   - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Scudder Money Market Portfolio.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA my cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Portfolios for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payments(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the market timing limitations described above under DESCRIPTION OF THE CONTRACT, the Owner may transfer amounts among investment options at any time upon written or, in most jurisdictions, telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Scudder Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to asses a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services to. The Company does not charge the Owner for providing additional support services.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Scudder Money Market Portfolio or the Sub-Account investing in the Scudder Government Securities Portfolio, (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.


To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.


AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to reestablish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost

Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender on a Company approved form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last six full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of Portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company approved form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

The minimum withdrawal amount is $100.

Withdrawals will be paid in accordance with the time limitations described above under "SURRENDER."

After the Annuity Date, withdrawals are allowed only if the Contract is annuitized under a commutable period certain option. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments accumulated daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately by withdrawals); or

(c) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated by multiplying the (b) or (c) value immediately prior to the withdrawal by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);

(b) gross payments accumulated daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments accumulated daily at an effective annual yield of 5% (gross payments in Hawaii and New York); or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary date while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Sub-Account investing in the Scudder Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Scudder Money Market Portfolio. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least six years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month: (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by state law, the new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where the Annuitant has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Scudder Fixed Income, SVS Focus Value+Growth, Scudder Total Return and Scudder Blue Chip Portfolios. The Company also provides these same options funded through the Fixed Account (fixed annuity option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT FUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:    (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

          (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

   - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

   - For commutable period certain options and any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts), the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

   - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

OPTIONAL ENHANCED EARNINGS RIDER

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:

     (a) is the Accumulated Value, and

     (b) is gross payments not previously withdrawn.

     IF (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 65- If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 66th birthday, the benefit will be equal to the LESSER of:

(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE- 66 TO 70 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 66th birthday and before his/her 71st birthday, the benefit will be equal to the LESSER of:

(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE- 71TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received in good order at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.85% for mortality risk and 0.40% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts hold shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in certain states) currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value is less than $50,000 on the date assessed. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each . The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals:

1. employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

2.   employees of the Company, its affiliates and subsidiaries;

3. officers, directors, trustees and employees of any of the Underlying Portfolios;

4.   investment managers or sub-advisers of the Underlying Portfolios;

5. and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGE

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge for the Enhanced Earnings Rider is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.30%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month multiplied by 1/12th of the following:

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
       ten-year waiting period:                                                        0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
       fifteen-year waiting period:                                                    0.15%

     For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Contract in the case of surrender and/or withdrawals or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the six years preceding the date of the surrender; (2) Old Payments - accumulated payments invested in the Contract for more than six years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

An Owner may withdraw the greater of 100% of cumulative earnings, or 15% of the Accumulated Value in any calendar year, without assessment of a Withdrawal Charge. If the Owner withdraws an amount in excess of the Withdrawal Without Surrender Charge amount in any calendar year, the excess may be subject to a Withdrawal Charge.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. This charge never will be applied to earnings. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                  COMPLETE
                  YEARS FROM               CHARGE AS PERCENTAGE
                   DATE OF                        OF NEW
                   PAYMENT                  PAYMENTS WITHDRAWN
                   -------                  ------------------
                 Less than 1                        7%
                 Less than 2                        6%
                 Less than 3                        5%
                 Less than 4                        4%
                 Less than 5                        3%
                 Less than 6                        2%
                  Thereafter                        0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.


WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or
(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.


For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing, a facility that is operating pursuant to state law) providing medically necessary in-patient care which is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted.


OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time, the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:


   - the size and type of group or class, and the persistency expected from that group or class;

   - the total amount of payments to be received and the manner in which payments are remitted;

   - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced;

   -  other transactions where sales expenses are likely to be reduced; or

   - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the date of issue is within the following class of individuals ("eligible persons"):

   - employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract;

   -  employees of the Company, its affiliates or subsidiaries;

   - officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or sub-advisers of the Underlying Portfolios; and

   - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charges may be waived under
Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing contracts issued by the Company for this Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, including the calendar year in which the Contract is issued, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:   100% of Cumulative Earnings (calculated as the Accumulated
                Value as of the Valuation Date the Company receives the withdrawal request, or the following day) reduced by the total gross payments not previously withdrawn);

Where (2) is:   15% of the Accumulated Value as of the Valuation Date the
                Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied;

Where (3) is:   the amount calculated under the Company's life expectancy
                distribution (LED) option (see Life Expectancy Distributions, above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  15% of Accumulated Value ($2,250); or

(3)  LED distribution of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period may be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value under the Contract, net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the highest Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date. (See discussion of period certain variable annuity under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.")

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity payout option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The first 12 transfers in a Contract are guaranteed to year be free of any transfer charge, The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period. Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Scudder Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit, although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. Market Value Adjustment will apply to all other transfers, withdrawals or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

     where:    i    is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee
                    Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.


Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.


The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT. Unless the Company is notified otherwise, if a subsequent payment is made after the Program to Protect Principal and Provide Growth Potential has been selected and during the Guarantee Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in the Program, you must provide payment allocation instructions to the Company that include (1) the Guarantee Period and (2) the dollar or percentage amount you want allocated to that Guarantee Period Account.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.


The Company believes that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)

The temporary regulations under Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)

The temporary regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, except for acceleration, payments under such contract must generally be nonincreasing. According to the temporary regulations, payments will not fail to satisfy the nonincreasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a payment upon the death of the employee equal to the excess of the account value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payment or payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured;

(4) As a final payment under the annuity contract, but only if the payment does not exceed the total future expected payments as of the date of the payment; or

(5) As a partial distribution under the contract, but only if the contract provides for a final payment as of the date of partial distribution that satisfies paragraph (4) above, and the future payments under the contract are reduced by multiplying the otherwise applicable future payments by a fraction, the numerator of which is the excess of that final payment over the amount of the partial distribution and the denominator of which is the amount of that final payment. For the purpose of determining this ratio, the denominator is reduced by the amount of any regularly scheduled payment due on the date of the partial distribution.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the temporary regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner, and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.


No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

   -  taken on or after age 59 1/2; or

   - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

   - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

   - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.)

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated to the Scudder Money Market Portfolio instead.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if in the Company's judgment further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to separate accounts of other insurance companies which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate portfolios should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Annuitant's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial.


The Contracts offered by this Prospectus were previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc. The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.


To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company, and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an Excess Amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least six full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

           If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no additional allocations will be accepted into the Fixed Account on or after the third Contract anniversary. Further, no payments to the Fixed Account will be permitted if the Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Scudder Money Market Portfolio.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender of the Owners' Contract, based on hypothetical Accumulated Values.

                   HYPOTHETICAL         FREE          SURRENDER
     ACCOUNT        ACCUMULATED      WITHDRAWAL        CHARGE          SURRENDER
      YEAR             VALUE           AMOUNT        PERCENTAGE         CHARGE
      ----             -----           ------        ----------         ------
        1           $ 54,000.00      $  8,100.00         7%            $ 3,213.00
        2             58,320.00         8,748.00         6%              2,974.32
        3             62,985.60        12,985.60         5%              2,500.00
        4             68,024.45        18,024.45         4%              2,000.00
        5             73,466.40        23,466.40         3%              1,500.00
        6             79,343.72        29,343.72         2%              1,000.00
        7             85,691.21        35,691.21         0%                  0.00

WITHDRAWAL -- Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals from the Owners' Contract, based on hypothetical Accumulated Values.

                   HYPOTHETICAL                           FREE          SURRENDER
     ACCOUNT        ACCUMULATED                        WITHDRAWAL        CHARGE          SURRENDER
      YEAR             VALUE         WITHDRAWAL          AMOUNT        PERCENTAGE         CHARGE
      ----             -----         ----------          ------        ----------         ------
        1           $ 54,000.00     $       0.00      $  8,100.00          7%            $    0.00
        2             58,320.00             0.00         8,748.00          6%                 0.00
        3             62,985.60             0.00        12,985.60          5%                 0.00
        4             68,024.45        30,000.00        18,024.45          4%               479.02
        5             41,066.40        10,000.00         6,159.96          3%               115.20
        6             33,551.72         5,000.00         5,032.76          2%                 0.00
        7             30,835.85        10,000.00         4,625.38          0%                 0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is:  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i =  the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

             The market value factor    =   [(1+i)/(1+j)]n/365 - 1

                                        =   [(1+.08)/(1+.11)]2555/365 - 1

                                        =   (.97297)7 - 1

                                        =   -.17454

         The Market Value Adjustment    =   Maximum of the market value factor
                                            multiplied by the withdrawal or the
                                            negative of the excess earned over
                                            3%

                                        =   Maximum (-.17454 X $62,985.60 or
                                            -$8,349.25)

                                        =   Maximum (-$10,992.38 or -$8,349.25)

                                        =   -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

             The market value factor    =   [(1+i)/(1+j)] (TO THE POWER OF n/365) - 1

                                        =   [(1+.08)/(1+.10)] (TO THE POWER OF 2555/365) - 1

                                        =   (.98182)(TO THE POWER OF 7) - 1

                                        =   -.12054

         The Market Value Adjustment    =   the market value factor multiplied
                                            by the withdrawal

                                        =   -.12054 X $62,985.60

                                        =   -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

             The market value factor    =   [(1+i)/(1+j)]n/365 - 1

                                        =   [(1+.08)/(1+.05)]2555/365 - 1

                                        =   (1.02857)7 - 1

                                        =   .21798

         The Market Value Adjustment    =   Minimum of the market value factor
                                            multiplied by the withdrawal or the
                                            excess interest earned over 3%

                                        =   Minimum of (.21798 X $62,985.60 or
                                            $8,349.25)

                                        =   Minimum of ($13,729.78 or $8,349.25)

                                        =   $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

             The market value factor    =   [(1+i)/(1+j)] (TO THE POWER OF n/365) - 1

                                        =   [(1+.08)/(1+.07)] (TO THE POWER OF 2555/365) - 1

                                        =   (1.00935)(TO THE POWER OF 7) - 1

                                        =   .06728

         The Market Value Adjustment    =   the market value factor multiplied
                                            by the withdrawal

                                        =   .06728 X $62,985.60

                                        =   $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

             HYPOTHETICAL   HYPOTHETICAL
             ACCUMULATED    MARKET VALUE       DEATH           DEATH          DEATH     HYPOTHETICAL
    YEAR        VALUE        ADJUSTMENT     BENEFIT (a)     BENEFIT (b)    BENEFIT (c)  DEATH BENEFIT
    ----        -----        ----------     -----------     -----------    -----------  -------------
      1       $ 53,000.00     $   0.00     $ 53,000.00      $ 52,500.00    $ 50,000.00  $ 53,000.00
      2         53,530.00       500.00       54,030.00        55,125.00      53,000.00    55,125.00
      3         58,883.00         0.00       58,883.00        57,881.25      55,125.00    58,883.00
      4         52,994.70       500.00       53,494.70        60,775.31      58,883.00    60,775.31
      5         58,294.17         0.00       58,294.17        63,814.08      60,775.31    63,814.08
      6         64,123.59       500.00       64,623.59        67,004.78      63,814.08    67,004.78
      7         70,535.95         0.00       70,535.95        70,355.02      67,004.78    70,535.95
      8         77,589.54       500.00       78,089.54        73,872.77      70,535.95    78,089.54
      9         85,348.49         0.00       85,348.49        77,566.41      78,089.54    85,348.49
     10         93,883.34         0.00       93,883.34        81,444.73      85,348.49    93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

                          HYPOTHETICAL                                HYPOTHETICAL
       CONTRACT            ACCUMULATED             PARTIAL             MARKET VALUE             DEATH
         YEAR                 VALUE               WITHDRAWAL            ADJUSTMENT           BENEFIT (a)
         ----                 -----               ----------            ----------           -----------
           1                $ 53,000.00           $      0.00             $   0.00           $  53,000.00
           2                  53,530.00                  0.00               500.00              54,030.00
           3                   3,883.00             50,000.00                 0.00               3,883.00
           4                   3,494.70                  0.00               500.00               3,994.70
           5                   3,844.17                  0.00                 0.00               3,844.17
           6                   4,228.59                  0.00               500.00               4,728.59
           7                   4,651.45                  0.00                 0.00               4,651.45
           8                   5,116.59                  0.00               500.00               5,616.59
           9                   5,628.25                  0.00                 0.00               5,628.25
          10                     691.07              5,000.00                 0.00                 691.07

       CONTRACT                                     DEATH                 DEATH             HYPOTHETICAL
         YEAR                                    BENEFIT (b)           BENEFIT (c)          DEATH BENEFIT
         ----                                    -----------           -----------          -------------
           1                                      $ 52,500.00           $ 50,000.00           $ 53,000.00
           2                                        55,125.00             53,000.00             55,125.00
           3                                         4,171.13              3,972.50              4,171.13
           4                                         4,379.68              4,171.13              4,379.68
           5                                         4,598.67              4,379.68              4,598.67
           6                                         4,828.60              4,598.67              4,828.60
           7                                         5,070.03              4,828.60              5,070.03
           8                                         5,323.53              5,070.03              5,616.69
           9                                         5,589.71              5,616.69              5,628.25
          10                                           712.70                683.44                712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a Payment of $50,000 is made on the issue date and no additional Payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

                 HYPOTHETICAL  HYPOTHETICAL
    CONTRACT     ACCUMULATED   MARKET VALUE     HYPOTHETICAL
      YEAR          VALUE       ADJUSTMENT      DEATH BENEFIT
      ----          -----       ----------      -------------
         1        $ 53,000.00    $   0.00        $ 53,000.00
         2          53,530.00      500.00          54,030.00
         3          58,883.00        0.00          58,883.00
         4          52,994.70      500.00          53,494.70
         5          58,294.17        0.00          58,294.17
         6          64,123.59      500.00          64,623.59
         7          70,535.95        0.00          70,535.95
         8          77,589.54      500.00          78,089.54
         9          85,348.49        0.00          85,348.49
        10          93,883.34        0.00          93,883.34

The hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               SEPARATE ACCOUNT KG



                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.848          0.981          0.887          1.058
    End of Period                                                          0.996          0.848          0.981          1.014
Number of Units Outstanding at End of Period (in thousands)               90,542         95,327         55,574         26,637

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.479          0.735          1.014          1.197
    End of Period                                                          0.637          0.479          0.735          0.887
Number of Units Outstanding at End of Period (in thousands)               46,804         48,154         44,504         35,277

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.581          0.667          0.748          1.000
    End of Period                                                          0.819          0.581          0.667          0.748
Number of Units Outstanding at End of Period (in thousands)                9,474          7,270          3,264          1,256

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.344          0.531          0.754          1.000
    End of Period                                                          0.502          0.344          0.531          0.754
Number of Units Outstanding at End of Period (in thousands)                6,019          6,009          3,934          2,555

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.949          1.100          1.153          1.080
    End of Period                                                          1.233          0.949          1.100          1.153
Number of Units Outstanding at End of Period (in thousands)               61,205         61,956         35,401         20,310

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997           1996
-----------                                                         ---------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.058            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                    0            N/A            N/A            N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.197            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                1,495            N/A            N/A            N/A

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.080            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  516            N/A            N/A            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                2003        2002       2001        2000       1999
-----------                                                         ---------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value $:
    Beginning of Period                                                    0.552          0.788          1.032          1.177
    End of Period                                                          0.686          0.552          0.788          1.032
Number of Units Outstanding at End of Period (in thousands)               11,901         13,913         11,818          8,187

INVESCO VIF-UTILITIES FUND
Unit Value $:

    Beginning of Period                                                    0.532          0.677          1.000            N/A
    End of Period                                                          0.616          0.532          0.677            N/A
Number of Units Outstanding at End of Period (in thousands)               10,174          9,254          2,849            N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.345          0.595          0.784          1.000
    End of Period                                                          0.445          0.345          0.595          0.784
Number of Units Outstanding at End of Period (in thousands)               23,349         20,307         10,772          5,228

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.696          0.997          1.254          1.411
    End of Period                                                          0.871          0.696          0.997          1.254
Number of Units Outstanding at End of Period (in thousands)               37,576         41,844         43,019         44,215

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.857          1.085          1.459          1.563
    End of Period                                                          1.260          0.857          1.085          1.459
Number of Units Outstanding at End of Period (in thousands)               30,661         34,826         37,471         38,150

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.628          0.829          0.947          0.981
    End of Period                                                          0.785          0.628          0.829          0.947
Number of Units Outstanding at End of Period (in thousands)               45,199         46,691         44,293         39,552

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997           1996
-----------                                                         ---------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.177            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  878            N/A            N/A            N/A

INVESCO VIF-UTILITIES FUND
Unit Value $:

    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.057          1.000            N/A            N/A
    End of Period                                                          1.411          1.057            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               30,553              0            N/A            N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.057          1.000            N/A            N/A
    End of Period                                                          1.563          1.057            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               10,987              0            N/A            N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.057          1.000            N/A            N/A
    End of Period                                                          0.981          1.057            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               34,413              0            N/A            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.800          1.055          1.000            N/A
    End of Period                                                          1.055          0.800          1.055            N/A
Number of Units Outstanding at End of Period (in thousands)               23,181         20,830          9,388            N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.636          0.790          1.159          1.501
    End of Period                                                          0.801          0.636          0.790          1.159
Number of Units Outstanding at End of Period (in thousands)               40,727         42,497         38,684         35,705

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.685          1.002          1.299          1.386
    End of Period                                                          0.906          0.685          1.002          1.299
Number of Units Outstanding at End of Period (in thousands)               20,572         21,625         27,383         27,728

SCUDDER BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.888          1.156          1.392          1.532
    End of Period                                                          1.114          0.888          1.156          1.392
Number of Units Outstanding at End of Period (in thousands)               84,330         95,152        108,416        104,322

SCUDDER FIXED INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.334          1.252          1.201          1.109
    End of Period                                                          1.383          1.334          1.252          1.201
Number of Units Outstanding at End of Period (in thousands)               66,674         78,141         49,367         39,396

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.815          0.981          1.177          1.235
    End of Period                                                          1.037          0.815          0.981          1.177
Number of Units Outstanding at End of Period (in thousands)               20,336         20,709         18,168         15,371

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997           1996
-----------                                                         ---------------------------------------------------------
SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.057          1.000            N/A            N/A
    End of Period                                                          1.501          1.057            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               19,494              0            N/A            N/A

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.386            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                5,432            N/A            N/A            N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.241          1.105          1.000            N/A
    End of Period                                                          1.532          1.241          1.105            N/A
Number of Units Outstanding at End of Period (in thousands)               85,136         49,320         13,179            N/A

SCUDDER FIXED INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.148          1.079          1.003          1.000
    End of Period                                                          1.109          1.148          1.079          1.003
Number of Units Outstanding at End of Period (in thousands)               41,387         29,010          8,255             22

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.057          1.000            N/A            N/A
    End of Period                                                          1.235          1.057            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                8,559              0            N/A            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.381          1.296          1.223          1.118
    End of Period                                                          1.392          1.381          1.296          1.223
Number of Units Outstanding at End of Period (in thousands)              109,356        184,162         80,609         42,764

SCUDDER GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.778          1.117          1.459          1.828
    End of Period                                                          0.956          0.778          1.117          1.459
Number of Units Outstanding at End of Period (in thousands)               63,007         71,095         86,984         95,167

SCUDDER HIGH INCOME PORTFOLIO
Unit Value $:

    Beginning of Period                                                    1.014          1.031          1.019          1.132
    End of Period                                                          1.245          1.014          1.031          1.019
Number of Units Outstanding at End of Period (in thousands)              120,130        124,810        120,205        115,238

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.855          1.002          1.345          1.715
    End of Period                                                          1.094          0.855          1.002          1.345
Number of Units Outstanding at End of Period (in thousands)               38,494         44,113         40,663         45,507

SCUDDER LARGE CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.337          1.595          1.588          1.387
    End of Period                                                          1.748          1.337          1.595          1.588
Number of Units Outstanding at End of Period (in thousands)               58,024         67,066         70,516         71,229

SCUDDER MONEY MARKET PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.194          1.195          1.168          1.116
    End of Period                                                          1.186          1.194          1.195          1.168
Number of Units Outstanding at End of Period (in thousands)               99,559        180,367        183,584         82,252

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997           1996
-----------                                                         ---------------------------------------------------------
SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.126          1.067          0.993          1.000
    End of Period                                                          1.118          1.126          1.067          0.993
Number of Units Outstanding at End of Period (in thousands)               45,653         28,997          7,815            498

SCUDDER GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.352          1.191          0.995          1.000
    End of Period                                                          1.828          1.352          1.191          0.995
Number of Units Outstanding at End of Period (in thousands)               76,104         56,608         24,186            370

SCUDDER HIGH INCOME PORTFOLIO
Unit Value $:

    Beginning of Period                                                    1.124          1.123          1.020          1.000
    End of Period                                                          1.132          1.124          1.123          1.020
Number of Units Outstanding at End of Period (in thousands)              130,757        132,619         64,934            941

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.194          1.100          1.019          1.000
    End of Period                                                          1.715          1.194          1.100          1.019
Number of Units Outstanding at End of Period (in thousands)               41,325         46,830         30,789            360

SCUDDER LARGE CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.566          1.332          1.036          1.000
    End of Period                                                          1.387          1.566          1.332          1.036
Number of Units Outstanding at End of Period (in thousands)               89,798         90,048         53,634            317

SCUDDER MONEY MARKET PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.080          1.042          1.004          1.000
    End of Period                                                          1.116          1.080          1.042          1.004
Number of Units Outstanding at End of Period (in thousands)               59,036         28,692         15,760          1,904

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.822          1.253          1.785          2.027
    End of Period                                                          1.077          0.822          1.253          1.785
Number of Units Outstanding at End of Period (in thousands)               51,463         52,450         50,132         51,239

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.192          1.087          1.047          1.035
    End of Period                                                          1.268          1.192          1.087          1.047
Number of Units Outstanding at End of Period (in thousands)               22,654         24,668          7,082          3,951

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.577          0.908          1.361          1.761
    End of Period                                                          0.834          0.577          0.908          1.361
Number of Units Outstanding at End of Period (in thousands)               78,219         79,087         92,061         89,808

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.112          1.330          1.436          1.496
    End of Period                                                          1.293          1.112          1.330          1.436
Number of Units Outstanding at End of Period (in thousands)              158,329        182,254        198,614        155,491

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.781          0.941          1.000            N/A
    End of Period                                                          1.000          0.781          0.941            N/A
Number of Units Outstanding at End of Period (in thousands)               53,580         53,865         19,314            N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.962          1.066          1.136          0.907
    End of Period                                                          1.215          0.962          1.066          1.136
Number of Units Outstanding at End of Period (in thousands)               33,869         38,046         33,628         28,132

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997           1996
-----------                                                         ---------------------------------------------------------
SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.528          1.309          0.989          1.000
    End of Period                                                          2.027          1.528          1.309          0.989
Number of Units Outstanding at End of Period (in thousands)               37,457         34,993         16,339            210

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.115          1.019          1.000            N/A
    End of Period                                                          1.035          1.115          1.019            N/A
Number of Units Outstanding at End of Period (in thousands)                3,483          2,760          1,317            N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.761            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               31,063            N/A            N/A            N/A

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.321          1.164          0.984          1.000
    End of Period                                                          1.496          1.321          1.164          0.984
Number of Units Outstanding at End of Period (in thousands)              141,157         85,265         31,284            353

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.057          1.000            N/A            N/A
    End of Period                                                          0.907          1.057            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               20,494              0            N/A            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.931          1.152          1.149          0.983
    End of Period                                                          1.211          0.931          1.152          1.149
Number of Units Outstanding at End of Period (in thousands)              161,745        173,201        116,791         75,998

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.133          1.296          1.117          1.089
    End of Period                                                          1.586          1.133          1.296          1.117
Number of Units Outstanding at End of Period (in thousands)               71,093         75,953         48,921         34,644

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.668          0.941          1.149          1.281
    End of Period                                                          0.834          0.668          0.941          1.149
Number of Units Outstanding at End of Period (in thousands)               27,042         28,400         20,636         16,016

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.966          1.322          1.565          1.652
    End of Period                                                          1.264          0.966          1.322          1.565
Number of Units Outstanding at End of Period (in thousands)               47,813         53,920         59,456         62,362

SVS INDEX 500 PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.643          0.840          0.968          1.090
    End of Period                                                          0.811          0.643          0.840          0.968
Number of Units Outstanding at End of Period (in thousands)              120,291        118,554         76,215         52,751

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.594          0.872          1.000            N/A
    End of Period                                                          0.794          0.594          0.872            N/A
Number of Units Outstanding at End of Period (in thousands)                8,395         10,088          2,671            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997           1996
-----------                                                         ---------------------------------------------------------
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.057          1.000            N/A            N/A
    End of Period                                                          0.893          1.057            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               78,707              0            N/A            N/A

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.074          1.227          1.022            N/A
    End of Period                                                          1.089          1.074          1.227            N/A
Number of Units Outstanding at End of Period (in thousands)               39,614         49,408         29,597            N/A

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.281            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  637            N/A            N/A            N/A

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.438          1.213          0.981          1.000
    End of Period                                                          1.652          1.438          1.213          0.981
Number of Units Outstanding at End of Period (in thousands)               66,589         64,931         30,946            197

SVS INDEX 500 PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.090            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               17,600            N/A            N/A            N/A

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.696          0.888          1.027          1.147
    End of Period                                                          0.857          0.696          0.888          1.027
Number of Units Outstanding at End of Period (in thousands)               65,699         78,752         74,334         62,660

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.522          0.783          1.014          1.162
    End of Period                                                          0.652          0.522          0.763          1.014
Number of Units Outstanding at End of Period (in thousands)               60,325         71,942         85,539         83,630

SVS MFS STRATEGIC VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.804          1.000            N/A            N/A
    End of Period                                                          1.005          0.804            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                4,085          2,940            N/A            N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.447          0.753          1.000            N/A
    End of Period                                                          0.661          0.447          0.753            N/A
Number of Units Outstanding at End of Period (in thousands)               21,297         18,298          9,786            N/A

SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.584          0.875          1.000            N/A
    End of Period                                                          0.855          0.584          0.875            N/A
Number of Units Outstanding at End of Period (in thousands)               26,882         21,986          6,848            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997           1996
-----------                                                         ---------------------------------------------------------
SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.147            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               10,483            N/A            N/A            N/A

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A            N/A
    End of Period                                                          1.162            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)               11,026            N/A            N/A            N/A

SVS MFS STRATEGIC VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A            N/A

                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT KG


                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.848          0.981          1.014          1.058
    End of Period                                                          0.996          0.848          0.981          1.014
Number of Units Outstanding at End of Period (in thousands)                1,386          1,469          1,065            419

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.479          0.735          0.887          1.197
    End of Period                                                          0.636          0.479          0.735          0.887
Number of Units Outstanding at End of Period (in thousands)                  342            411            587            395

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.581          0.666          0.748            N/A
    End of Period                                                          0.819          0.581          0.666          0.748
Number of Units Outstanding at End of Period (in thousands)                   71             67             91             33

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.344          0.530          0.754            N/A
    End of Period                                                          0.501          0.344          0.530          0.754
Number of Units Outstanding at End of Period (in thousands)                    3              9              8              8

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.975          1.131          1.185          1.110
    End of Period                                                          1.267          0.975          1.131          1.185
Number of Units Outstanding at End of Period (in thousands)                  956            944            975            447

                                                                             YEAR ENDED DECEMBER 31ST
                                                                    ------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997
-----------                                                         ------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.058            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                    2            N/A            N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.197            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                   24            N/A            N/A

CREDIT SUISSE TRUST EMERGING MARKETS PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

DREYFUS IP MIDCAP STOCK PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.110            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                    4            N/A            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
Unit Value $:
    Beginning of Period                                                    0.550          0.785          1.029          1.173
    End of Period                                                          0.683          0.550          0.785          1.029
Number of Units Outstanding at End of Period (in thousands)                  821            874            964            701

INVESCO VIF-UTILITIES FUND
Unit Value $:
    Beginning of Period                                                    0.532          0.677          1.000            N/A
    End of Period                                                          0.616          0.532          0.677            N/A
Number of Units Outstanding at End of Period (in thousands)                   51             49             28            N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.345          0.595          0.784          1.000
    End of Period                                                          0.445          0.345          0.595          0.784
Number of Units Outstanding at End of Period (in thousands)                  464            516            402            128

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.771          1.104          1.388          1.562
    End of Period                                                          0.964          0.771          1.104          1.388
Number of Units Outstanding at End of Period (in thousands)                  590            572            660            805

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.774          0.980          1.318          1.412
    End of Period                                                          1.138          0.774          0.980          1.318
Number of Units Outstanding at End of Period (in thousands)                  278            239            244            290

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.738          0.974          1.113          1.153
    End of Period                                                          0.922          0.738          0.974          1.113
Number of Units Outstanding at End of Period (in thousands)                  866            792            930            955

                                                                             YEAR ENDED DECEMBER 31ST
                                                                    ------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997
-----------                                                         ------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.173            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                    2            N/A            N/A

INVESCO VIF-UTILITIES FUND
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.172          1.000            N/A
    End of Period                                                          1.562          1.172            N/A
Number of Units Outstanding at End of Period (in thousands)                  848            143            N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.412            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                   57            N/A            N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.103          1.000            N/A
    End of Period                                                          1.153          1.103            N/A
Number of Units Outstanding at End of Period (in thousands)                  779            411            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.800          1.055          1.000            N/A
    End of Period                                                          1.055          0.800          1.055            N/A
Number of Units Outstanding at End of Period (in thousands)                   84             94             23            N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.710          0.882          1.293          1.675
    End of Period                                                          0.894          0.710          0.882          1.293
Number of Units Outstanding at End of Period (in thousands)                  816            857            968            584

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.685          1.002          1.299          1.386
    End of Period                                                          0.906          0.685          1.002          1.299
Number of Units Outstanding at End of Period (in thousands)                  321            326            519            435

SCUDDER BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.888          1.156          1.392          1.532
    End of Period                                                          1.114          0.888          1.156          1.392
Number of Units Outstanding at End of Period (in thousands)                2,321          3,230          3,735          3,822

SCUDDER FIXED INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.241          1.166          1.118          1.032
    End of Period                                                          1.287          1.241          1.166          1.118
Number of Units Outstanding at End of Period (in thousands)                1,731          2,108          1,341            885

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.859          1.034          1.241          1.302
    End of Period                                                          1.093          0.859          1.034          1.241
Number of Units Outstanding at End of Period (in thousands)                  627            793            785            709

                                                                             YEAR ENDED DECEMBER 31ST
                                                                    ------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997
-----------                                                         ------------------------------------------
SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.099          1.000            N/A
    End of Period                                                          1.675          1.099            N/A
Number of Units Outstanding at End of Period (in thousands)                  327            201            N/A

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.386            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  119            N/A            N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.241          1.105          1.000
    End of Period                                                          1.532          1.241          1.105
Number of Units Outstanding at End of Period (in thousands)                2,885            931             43

SCUDDER FIXED INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.069          1.004          1.000
    End of Period                                                          1.032          1.069          1.004
Number of Units Outstanding at End of Period (in thousands)                  643            404             21

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.042          1.000            N/A
    End of Period                                                          1.302          1.042            N/A
Number of Units Outstanding at End of Period (in thousands)                  302             50            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.299          1.219          1.151          1.052
    End of Period                                                          1.310          1.299          1.219          1.151
Number of Units Outstanding at End of Period (in thousands)                1,724          2,083          1,301            650

SCUDDER GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.635          0.913          1.192          1.494
    End of Period                                                          0.781          0.635          0.913          1.192
Number of Units Outstanding at End of Period (in thousands)                1,336          1,472          1,814          1,806

SCUDDER HIGH INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.906          0.922          0.911          1.012
    End of Period                                                          1.114          0.906          0.922          0.911
Number of Units Outstanding at End of Period (in thousands)                2,228          2,303          2,641          2,433

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.724          0.849          1.139          1.453
    End of Period                                                          0.927          0.724          0.849          1.139
Number of Units Outstanding at End of Period (in thousands)                  966            927            621            656

SCUDDER LARGE CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.018          1.215          1.209          1.056
    End of Period                                                          1.331          1.018          1.215          1.209
Number of Units Outstanding at End of Period (in thousands)                1,039          1,332          1,646          1,740

SCUDDER MONEY MARKET PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.147          1.148          1.121          1.072
    End of Period                                                          1.139          1.147          1.148          1.121
Number of Units Outstanding at End of Period (in thousands)                1,188          2,284          4,549          1,886

                                                                             YEAR ENDED DECEMBER 31ST
                                                                    ------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997
-----------                                                         ------------------------------------------
SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.060          1.004          1.000
    End of Period                                                          1.052          1.060          1.004
Number of Units Outstanding at End of Period (in thousands)                  696            971             21

SCUDDER GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.105          0.973          1.000
    End of Period                                                          1.494          1.105          0.973
Number of Units Outstanding at End of Period (in thousands)                1,323            512             16

SCUDDER HIGH INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.005          1.004          1.000
    End of Period                                                          1.012          1.005          1.004
Number of Units Outstanding at End of Period (in thousands)                2,786          2,121             75

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.012          0.932          1.000
    End of Period                                                          1.453          1.012          0.932
Number of Units Outstanding at End of Period (in thousands)                  545            377             48

SCUDDER LARGE CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.193          1.014          1.000
    End of Period                                                          1.056          1.193          1.014
Number of Units Outstanding at End of Period (in thousands)                1,769          1,914            174

SCUDDER MONEY MARKET PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.037          1.000          1.000
    End of Period                                                          1.072          1.037          1.000
Number of Units Outstanding at End of Period (in thousands)                2,322            772              5

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.619          0.943          1.344          1.526
    End of Period                                                          0.811          0.619          0.943          1.344
Number of Units Outstanding at End of Period (in thousands)                  965            932            755            741

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.192          1.087          1.047          1.035
    End of Period                                                          1.268          1.192          1.087          1.047
Number of Units Outstanding at End of Period (in thousands)                  765          1,274            344            114

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.577          0.908          1.361          1.761
    End of Period                                                          0.834          0.577          0.908          1.361
Number of Units Outstanding at End of Period (in thousands)                1,710          1,556          1,888          2,009

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.969          1.159          1.251          1.303
    End of Period                                                          1.127          0.969          1.159          1.251
Number of Units Outstanding at End of Period (in thousands)                2,692          3,118          3,919          3,010

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.781          0.982          1.000            N/A
    End of Period                                                          1.041          0.781          0.982            N/A
Number of Units Outstanding at End of Period (in thousands)                  563            228            414            N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.118          1.240          1.322          1.055
    End of Period                                                          1.413          1.118          1.240          1.322
Number of Units Outstanding at End of Period (in thousands)                  287            378            568            467

                                                                             YEAR ENDED DECEMBER 31ST
                                                                    ------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997
-----------                                                         ------------------------------------------
SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.150          0.985          1.000
    End of Period                                                          1.526          1.150          0.985
Number of Units Outstanding at End of Period (in thousands)                  498            232             18

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.115          1.019          1.000
    End of Period                                                          1.035          1.115          1.019
Number of Units Outstanding at End of Period (in thousands)                   55             26             11

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.761            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  627            N/A            N/A

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.151          1.014          1.000
    End of Period                                                          1.303          1.151          1.014
Number of Units Outstanding at End of Period (in thousands)                2,696          1,222             42

SVS DAVIS VENTURE VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.127          1.000            N/A
    End of Period                                                          1.055          1.127            N/A
Number of Units Outstanding at End of Period (in thousands)                  272             51            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.053          1.303          1.300          1.010
    End of Period                                                          1.370          1.053          1.303          1.300
Number of Units Outstanding at End of Period (in thousands)                1,912          2,323          2,556          1,773

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.926          1.059          0.913          0.890
    End of Period                                                          1.296          0.926          1.059          0.913
Number of Units Outstanding at End of Period (in thousands)                1,054            988          1,161            821

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.668          0.941          1.149          1.281
    End of Period                                                          0.834          0.668          0.941          1.149
Number of Units Outstanding at End of Period (in thousands)                  344            299            214            101

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.764          1.046          1.239          1.307
    End of Period                                                          1.000          0.764          1.046          1.239
Number of Units Outstanding at End of Period (in thousands)                1,337          1,614          1,896          1,836

SVS INDEX 500 PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.643          0.840          0.968          1.090
    End of Period                                                          0.811          0.643          0.840          0.968
Number of Units Outstanding at End of Period (in thousands)                1,933          2,131          1,774          1,103

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.594          0.872          1.000            N/A
    End of Period                                                          0.793          0.594          0.872            N/A
Number of Units Outstanding at End of Period (in thousands)                  141              4              2            N/A

                                                                             YEAR ENDED DECEMBER 31ST
                                                                    ------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997
-----------                                                         ------------------------------------------
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.153          1.000            N/A
    End of Period                                                          1.010          1.153            N/A
Number of Units Outstanding at End of Period (in thousands)                2,012            450            N/A

SVS DREMAN SMALL CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.878          1.003          1.000
    End of Period                                                          0.890          0.878          1.003
Number of Units Outstanding at End of Period (in thousands)                  701            707             52

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.281            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                    2            N/A            N/A

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.138          0.960          1.000
    End of Period                                                          1.307          1.138          0.960
Number of Units Outstanding at End of Period (in thousands)                1,627          1,081            125

SVS INDEX 500 PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.090            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                   60            N/A            N/A

SVS INVESCO DYNAMIC GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

                                                                                    YEAR ENDED DECEMBER 31ST
                                                                    ---------------------------------------------------------
SUB-ACCOUNT                                                                 2003           2002           2001           2000
-----------                                                         ---------------------------------------------------------
SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.696          0.888          1.027          1.147
    End of Period                                                          0.857          0.696          0.888          1.027
Number of Units Outstanding at End of Period (in thousands)                1,131          1,240          1,180            829

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.522          0.763          1.014          1.162
    End of Period                                                          0.652          0.522          0.763          1.014
Number of Units Outstanding at End of Period (in thousands)                1,007          1,230          1,304          1,001

SVS MFS STRATEGIC EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.804            N/A            N/A            N/A
    End of Period                                                          1.005          0.804            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                   97              2            N/A            N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.447          0.753          1.000            N/A
    End of Period                                                          0.660          0.447          0.753            N/A
Number of Units Outstanding at End of Period (in thousands)                   15              2              2            N/A

SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                    0.584          0.875          1.000            N/A
    End of Period                                                          0.855          0.584          0.875            N/A
Number of Units Outstanding at End of Period (in thousands)                  211            110              2            N/A

                                                                             YEAR ENDED DECEMBER 31ST
                                                                    ------------------------------------------
SUB-ACCOUNT                                                                 1999           1998           1997
-----------                                                         ------------------------------------------
SVS JANUS GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.147            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                    2            N/A            N/A

SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value $:
    Beginning of Period                                                    1.000            N/A            N/A
    End of Period                                                          1.162            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                    2            N/A            N/A

SVS MFS STRATEGIC EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

SVS OAK STRATEGIC EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

SVS TURNER MID CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period                                                      N/A            N/A            N/A
    End of Period                                                            N/A            N/A            N/A
Number of Units Outstanding at End of Period (in thousands)                  N/A            N/A            N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNT OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY ELITE PROSPECTUS OF SEPARATE ACCOUNT KG, DATED APRIL 30, 2004 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.


                                DATED APRIL 30, 2004

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                     3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY      4

SERVICES                                                            4

UNDERWRITERS                                                        5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION          5

EXCHANGE OFFER                                                      7

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM         8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
RIDER                                                               9

PERFORMANCE INFORMATION                                             12

TAX-DEFERRED ACCUMULATION                                           19

FINANCIAL STATEMENTS                                                F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account KG (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2003, the Company and its subsidiaries had over $19.0 billion in assets and over $27.3 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Scudder Gateway Elite contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following portfolios:


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                SCUDDER VARIABLE SERIES II (CLASS A)
INVESCO VIF-Utilities Fund                                    Scudder Aggressive Growth Portfolio
                                                              Scudder Blue Chip Portfolio
THE ALGER AMERICAN FUND                                       Scudder Fixed Income Portfolio
Alger American Balanced Portfolio                             Scudder Global Blue Chip Portfolio
Alger American Leveraged AllCap Portfolio                     Scudder Government & Agency Securities Portfolio
                                                              Scudder Growth Portfolio
CREDIT SUISSE TRUST                                           Scudder High Income Portfolio
Credit Suisse Trust Emerging Markets Portfolio                Scudder International Select Equity Portfolio
Credit Suisse Trust Global Post-Venture Capital Portfolio     Scudder Large Cap Value Portfolio
                                                              Scudder Money Market Portfolio
DREYFUS INVESTMENT PORTFOLIOS                                 Scudder Small Cap Growth Portfolio
Dreyfus IP MidCap Stock Portfolio                             Scudder Strategic Income Portfolio
                                                              Scudder Technology Growth Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            Scudder Total Return Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.                SVS Davis Venture Value Portfolio
                                                              SVS Dreman Financial Services Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                           SVS Dreman High Return Equity Portfolio
Scudder 21st Century Growth Portfolio                         SVS Dreman Small Cap Value Portfolio
Scudder Capital Growth Portfolio                              SVS Eagle Focused Large Cap Growth Portfolio
Scudder Global Discovery Portfolio                            SVS Focus Value+Growth Portfolio
Scudder Growth and Income Portfolio                           SVS Index 500 Portfolio
Scudder Health Sciences Portfolio                             SVS INVESCO Dynamic Growth Portfolio
Scudder International Portfolio                               SVS Janus Growth And Income Portfolio
                                                              SVS Janus Growth Opportunities Portfolio
                                                              SVS MFS Strategic Value Portfolio
                                                              SVS Oak Strategic Equity Portfolio
                                                              SVS Turner Mid Cap Growth Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES


SERVICE PROVIDERS


CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Separate Account KG of the Company as of December 31, 2003 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.


OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS


VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commissions amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.


Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2001, 2002 and 2003 were $38,562,158.16, $52,716,096.00 and $1,762,212.96.


No commissions were retained by VeraVest Investments, Inc. for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2000, 2001 and 2002.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                       $  1.135000

(2)  Value of Assets -- Beginning of Valuation Period                           $ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses              $     1,675

(4)  Adjusted Gross Investment Rate for the Valuation
     Period (3) divided by (2)                                                     0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)                         0.000039

(6)  Net Investment Rate (4) - (5)                                                 0.000296

(7)  Net Investment Factor 1.000000 + (6)                                          1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)                        $  1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payment" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The commuted value is the present value of remaining payments calculated at 3.5% interest. The determination of the commuted value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the commuted value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which are issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $35 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Portfolios to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

        -  must be new payments to the Contract, including the initial payment,

        - must be allocated to the Fixed Account, which will be the source account,

        - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

        -  will receive the enhanced rate while they remain in the Fixed
           Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

        - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

        - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

        - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

        DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
                                      RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

 (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

 (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

 (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
     ----------------------------------------------------------------------
              Accumulated Value determined immediately prior to the
                                   withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                  MINIMUM              MINIMUM
             CONTRACT           GUARANTEED           GUARANTEED
            ANNIVERSARY           BENEFIT              ANNUAL
            AT EXERCISE             BASE              INCOME(1)
          ---------------     ---------------     ---------------
                10            $       162,889     $        12,153
                15            $       207,892     $        17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T)(TO THE POWER OF (n))   =   ERV

     Where:                      P   =   a hypothetical initial payment to the
                                         Variable Account of $1,000

                                 T   =   average annual total return

                                 N   =   number of years

                               ERV   =   the ending redeemable value of the
                                         $1,000 payment at the end of the
                                         specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                      YEARS FROM DATE OF              CHARGE AS PERCENTAGE OF
                      PAYMENT TO DATE OF               NEW PURCHASE PAYMENTS
                          WITHDRAWAL                         WITHDRAWN*
                          ----------                         ----------
                          Less than 1                            7%
                          Less than 2                            6%
                          Less than 3                            5%
                          Less than 4                            4%
                          Less than 5                            3%
                          Less than 6                            2%
                          Thereafter                             0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T)(TO THE POWER OF (n))   =   EV

     Where:                      P   =   a hypothetical initial payment to the
                                         Variable Account of $1,000

                                 T   =   average annual total return

                                 n   =   number of years

                                EV   =   the ending value of the $1,000 payment
                                         at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $35 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the Underlying Portfolio charges, the annual Contract fee and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B, respectively; however, the period of time is based on the Underlying Portfolios' lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2003

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                 10 YEARS
                                                    SUB-ACCOUNT     FOR YEAR                    (OR SINCE
                                                     INCEPTION        ENDED                     INCEPTION
                                                       DATE         12/31/03       5 YEARS       IF LESS)
                                                       ----         --------       -------       --------
Alger American Balanced Portfolio                    11/15/99        10.33%          N/A         -0.78%
Alger American Leveraged AllCap Portfolio            11/15/99        25.80%          N/A        -11.00%
Credit Suisse Trust Emerging Markets Portfolio        5/1/00         33.87%          N/A         -6.20%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                             5/1/00         38.59%          N/A        -17.93%
Dreyfus IP MidCap Stock Portfolio                     6/23/99        22.82%          N/A          4.12%
Dreyfus Socially Responsible Growth Fund, Inc.        6/23/99        17.23%          N/A         -8.53%
INVESCO VIF-Utilities Fund                            5/1/01          8.93%          N/A        -17.96%
Scudder 21st Century Growth Portfolio                 5/1/00         22.04%          N/A        -20.59%
Scudder Capital Growth Portfolio                      5/11/98        18.03%        -4.40%        -2.80%
Scudder Global Discovery Portfolio                    5/6/98         39.93%         5.14%         3.81%
Scudder Growth and Income Portfolio                   5/1/98         17.90%        -4.08%        -4.55%
Scudder Health Sciences Portfolio                     5/1/01         24.81%          N/A          0.34%
Scudder International Portfolio                       5/6/98         18.90%        -4.62%        -4.20%
Scudder Aggressive Growth Portfolio                   5/3/99         25.22%          N/A         -2.69%
Scudder Blue Chip Portfolio                           5/1/97         18.22%        -2.91%         1.40%
Scudder Fixed Income Portfolio                       12/12/96        -2.61%         3.16%         4.60%
Scudder Global Blue Chip Portfolio                    5/12/98        20.29%         0.42%         0.32%
Scudder Government & Agency Securities Portfolio      12/4/96        -5.29%         3.73%         4.70%
Scudder Growth Portfolio                              12/4/96        15.75%        -7.43%        -0.87%
Scudder High Income Portfolio                        11/13/96        15.66%         1.27%         2.80%
Scudder International Select Equity Portfolio        11/13/96        20.87%        -2.41%         1.04%
Scudder Large Cap Value Portfolio                    11/13/96        23.51%         1.37%         7.85%
Scudder Money Market Portfolio                       11/20/96        -6.65%         1.31%         2.37%
Scudder Small Cap Growth Portfolio                    12/4/96        23.90%        -7.45%         0.87%
Scudder Strategic Income Portfolio                    5/1/97         -0.01%         2.05%         3.61%
Scudder Technology Growth Portfolio                   5/3/99         37.38%          N/A         -4.56%
Scudder Total Return Portfolio                       11/29/96         9.03%        -1.29%         3.39%
SVS Davis Venture Value Portfolio                     5/1/01         21.00%          N/A         -1.63%
SVS Dreman Financial Services Portfolio               5/4/98         19.27%         4.06%         3.13%
SVS Dreman High Return Equity Portfolio               5/4/98         22.88%         2.82%         2.97%
SVS Dreman Small Cap Value Portfolio                 11/13/96        32.94%         7.52%         6.47%
SVS Eagle Focused Large Cap Growth Portfolio         10/29/99        17.75%          N/A         -4.89%
SVS Focus Value+Growth Portfolio                     11/29/96        23.63%        -3.28%         3.14%
SVS Index 500 Portfolio                               9/1/99         19.07%          N/A         -5.36%
SVS INVESCO Dynamic Growth Portfolio                  5/1/01         26.63%          N/A         -9.79%
SVS Janus Growth And Income Portfolio                10/29/99        16.09%          N/A         -4.31%
SVS Janus Growth Opportunities Portfolio             10/29/99        17.89%          N/A        -10.41%
SVS MFS Strategic Value Portfolio                     5/1/02         17.96%          N/A         -2.79%
SVS Oak Strategic Equity Portfolio                    5/1/01         40.69%          N/A        -15.78%
SVS Turner Mid Cap Growth Portfolio                   5/1/01         39.41%          N/A         -7.23%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2003

                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                                             10 YEARS
                                                                    FOR YEAR                 (OR SINCE
                                                     SUB-ACCOUNT      ENDED                  INCEPTION
                                                    INCEPTION DATE  12/31/03   5 YEARS        IF LESS)
                                                    --------------  --------   -------       ---------
Alger American Balanced Portfolio                      11/15/99       17.36%      N/A         -0.11%
Alger American Leveraged AllCap Portfolio              11/15/99       32.84%      N/A        -10.37%
Credit Suisse Trust Emerging Markets Portfolio          5/1/00        40.88%      N/A         -5.30%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                               5/1/00        45.59%      N/A        -17.15%
Dreyfus IP MidCap Stock Portfolio                      6/23/99        29.88%      N/A          4.74%
Dreyfus Socially Responsible Growth Fund, Inc.         6/23/99        24.24%      N/A         -8.00%
INVESCO VIF-Utilities Fund                              5/1/01        15.82%      N/A        -16.61%
Scudder 21st Century Growth Portfolio                   5/1/00        29.05%      N/A        -19.83%
Scudder Capital Growth Portfolio                       5/11/98        25.11%     -3.83%       -2.42%
Scudder Global Discovery Portfolio                      5/6/98        47.00%      5.69%        4.17%
Scudder Growth and Income Portfolio                     5/1/98        24.97%     -3.51%       -4.19%
Scudder Health Sciences Portfolio                       5/1/01        31.83%      N/A          2.01%
Scudder International Portfolio                         5/6/98        25.96%     -4.06%       -3.84%
Scudder Aggressive Growth Portfolio                     5/3/99        32.26%      N/A         -2.10%
Scudder Blue Chip Portfolio                             5/1/97        25.47%     -2.14%        1.63%
Scudder Fixed Income Portfolio                         12/12/96        3.66%      3.79%        4.70%
Scudder Global Blue Chip Portfolio                     5/12/98        27.32%      0.96%        0.65%
Scudder Government & Agency Securities Portfolio       12/4/96         0.83%      4.33%        4.79%
Scudder Growth Portfolio                               12/4/96        22.97%     -6.70%       -0.63%
Scudder High Income Portfolio                          11/13/96       22.88%      2.08%        3.13%
Scudder International Select Equity Portfolio          11/13/96       28.01%     -1.73%        1.27%
Scudder Large Cap Value Portfolio                      11/13/96       30.74%      2.22%        8.15%
Scudder Money Market Portfolio                         11/20/96       -0.69%      1.88%        2.42%
Scudder Small Cap Growth Portfolio                     12/4/96        31.08%     -6.75%        1.06%
Scudder Strategic Income Portfolio                      5/1/97         6.34%      2.60%        3.62%
Scudder Technology Growth Portfolio                     5/3/99        44.55%      N/A         -3.82%
Scudder Total Return Portfolio                         11/29/96       16.29%     -0.43%        3.70%
SVS Davis Venture Value Portfolio                       5/1/01        28.02%      N/A          0.01%
SVS Dreman Financial Services Portfolio                 5/4/98        26.34%      4.63%        3.50%
SVS Dreman High Return Equity Portfolio                 5/4/98        30.08%      3.51%        3.44%
SVS Dreman Small Cap Value Portfolio                   11/13/96       40.04%      8.11%        6.68%
SVS Eagle Focused Large Cap Growth Portfolio           10/29/99       24.77%      N/A         -4.27%
SVS Focus Value+Growth Portfolio                       11/29/96       30.81%     -2.55%        3.36%
SVS Index 500 Portfolio                                 9/1/99        26.14%      N/A         -4.72%
SVS INVESCO Dynamic Growth Portfolio                    5/1/01        33.63%      N/A         -8.30%
SVS Janus Growth And Income Portfolio                  10/29/99       23.15%      N/A         -3.64%
SVS Janus Growth Opportunities Portfolio               10/29/99       24.97%      N/A         -9.73%
SVS MFS Strategic Value Portfolio                       5/1/02        24.96%      N/A          0.31%
SVS Oak Strategic Equity Portfolio                      5/1/01        47.69%      N/A        -14.39%
SVS Turner Mid Cap Growth Portfolio                     5/1/01        46.42%      N/A         -5.69%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2003

                   SINCE INCEPTION OF UNDERLYING PORTFOLIO (1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                              10 YEARS
                                                                      FOR YEAR                (OR SINCE
                                                        PORTFOLIO       ENDED                 INCEPTION
                                                     INCEPTION DATE   12/31/03   5 YEARS       IF LESS)
                                                     --------------   --------   -------      ---------
Alger American Balanced Portfolio                        9/5/89        10.33%      3.15%         9.10%
Alger American Leveraged AllCap Portfolio                1/25/95       25.80%     -1.90%        14.15%
Credit Suisse Trust Emerging Markets Portfolio          12/31/97       33.87%      4.82%        -0.20%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                                9/30/96       38.59%     -4.03%        -1.69%
Dreyfus IP MidCap Stock Portfolio                        5/1/98        22.82%      3.97%         2.94%
Dreyfus Socially Responsible Growth Fund, Inc.           10/7/93       17.23%     -6.14%         6.73%
INVESCO VIF-Utilities Fund                               1/3/95         8.93%     -7.47%         1.77%
Scudder 21st Century Growth Portfolio                    5/3/99        22.04%       N/A         -6.31%
Scudder Capital Growth Portfolio                         7/16/85       18.03%     -4.40%         5.98%
Scudder Global Discovery Portfolio                       5/1/96        39.93%      5.14%         7.56%
Scudder Growth and Income Portfolio                      5/2/94        17.90%     -4.08%         6.52%
Scudder Health Sciences Portfolio                        5/1/01        24.81%       N/A          0.34%
Scudder International Portfolio                          5/1/87        18.90%     -4.62%         2.13%
Scudder Aggressive Growth Portfolio                      5/3/99        25.22%       N/A         -2.69%
Scudder Blue Chip Portfolio                              5/1/97        18.22%     -2.91%         1.40%
Scudder Fixed Income Portfolio                           5/1/96        -2.61%      3.16%         4.53%
Scudder Global Blue Chip Portfolio                       5/5/98        20.29%      0.42%        -0.02%
Scudder Government & Agency Securities Portfolio         9/3/87        -5.29%      3.73%         4.72%
Scudder Growth Portfolio                                 12/9/83       15.75%     -7.43%         3.46%
Scudder High Income Portfolio                            4/6/82        15.66%      1.27%         4.05%
Scudder International Select Equity Portfolio            1/6/92        20.87%     -2.41%         2.44%
Scudder Large Cap Value Portfolio                        5/1/96        23.51%      1.37%         8.94%
Scudder Money Market Portfolio                           4/6/82        -6.65%      1.31%         2.65%
Scudder Small Cap Growth Portfolio                       5/2/94        23.90%     -7.45%         6.25%
Scudder Strategic Income Portfolio                       5/1/97        -0.01%      2.05%         3.61%
Scudder Technology Growth Portfolio                      5/3/99        37.38%       N/A         -4.56%
Scudder Total Return Portfolio                           4/6/82         9.03%     -1.29%         5.08%
SVS Davis Venture Value Portfolio                        5/1/01        21.00%       N/A         -1.63%
SVS Dreman Financial Services Portfolio                  5/4/98        19.27%      4.06%         3.13%
SVS Dreman High Return Equity Portfolio                  5/4/98        22.88%      2.82%         2.97%
SVS Dreman Small Cap Value Portfolio                     5/1/96        32.94%      7.52%         5.84%
SVS Eagle Focused Large Cap Growth Portfolio            10/29/99       17.75%       N/A         -4.89%
SVS Focus Value+Growth Portfolio                         5/1/96        23.63%     -3.28%         4.91%
SVS Index 500 Portfolio                                  9/1/99        19.07%       N/A         -5.36%
SVS INVESCO Dynamic Growth Portfolio                     5/1/01        26.63%       N/A         -9.79%
SVS Janus Growth And Income Portfolio                   10/29/99       16.09%       N/A         -4.31%
SVS Janus Growth Opportunities Portfolio                10/29/99       17.89%       N/A        -10.41%
SVS MFS Strategic Value Portfolio                        5/1/02        17.96%       N/A         -2.79%
SVS Oak Strategic Equity Portfolio                       5/1/01        40.69%       N/A        -15.78%
SVS Turner Mid Cap Growth Portfolio                      5/1/01        39.41%       N/A         -7.23%


(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2003

                   SINCE INCEPTION OF UNDERLYING PORTFOLIO (1)
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)


                                                                                                10 YEARS
                                                                     FOR YEAR                  (OR SINCE
                                                      PORTFOLIO       ENDED                    INCEPTION
                                                   INCEPTION DATE    12/31/03     5 YEARS       IF LESS)
                                                   --------------    --------     -------       --------
Alger American Balanced Portfolio                      9/5/89         17.36%        3.70%         9.11%
Alger American Leveraged AllCap Portfolio              1/25/95        32.84%       -1.36%        14.15%
Credit Suisse Trust Emerging Markets Portfolio        12/31/97        40.88%        5.73%         1.25%
Credit Suisse Trust Global Post-Venture Capital
Portfolio                                              9/30/96        45.59%       -3.10%        -0.30%
Dreyfus IP MidCap Stock Portfolio                      5/1/98         29.88%        4.52%         3.29%
Dreyfus Socially Responsible Growth Fund, Inc.         10/7/93        24.24%       -5.65%         6.73%
INVESCO VIF-Utilities Fund                             1/3/95         15.82%       -5.86%         3.25%
Scudder 21st Century Growth Portfolio                  5/3/99         29.05%        N/A          -5.79%
Scudder Capital Growth Portfolio                       7/16/85        25.11%       -3.83%         6.01%
Scudder Global Discovery Portfolio                     5/1/96         47.00%        5.69%         7.60%
Scudder Growth and Income Portfolio                    5/2/94         24.97%       -3.51%         6.54%
Scudder Health Sciences Portfolio                      5/1/01         31.83%        N/A           2.01%
Scudder International Portfolio                        5/1/87         25.96%       -4.06%         2.15%
Scudder Aggressive Growth Portfolio                    5/3/99         32.26%        N/A          -2.10%
Scudder Blue Chip Portfolio                            5/1/97         25.47%       -2.14%         1.63%
Scudder Fixed Income Portfolio                         5/1/96          3.66%        3.79%         4.62%
Scudder Global Blue Chip Portfolio                     5/5/98         27.32%        0.96%         0.31%
Scudder Government & Agency Securities Portfolio       9/3/87          0.83%        4.33%         4.79%
Scudder Growth Portfolio                               12/9/83        22.97%       -6.70%         3.64%
Scudder High Income Portfolio                          4/6/82         22.88%        2.08%         4.36%
Scudder International Select Equity Portfolio          1/6/92         28.01%       -1.73%         2.69%
Scudder Large Cap Value Portfolio                      5/1/96         30.74%        2.22%         9.19%
Scudder Money Market Portfolio                         4/6/82         -0.69%        1.88%         2.71%
Scudder Small Cap Growth Portfolio                     5/2/94         31.08%       -6.75%         6.38%
Scudder Strategic Income Portfolio                     5/1/97          6.34%        2.60%         3.62%
Scudder Technology Growth Portfolio                    5/3/99         44.55%        N/A          -3.82%
Scudder Total Return Portfolio                         4/6/82         16.29%       -0.43%         5.32%
SVS Davis Venture Value Portfolio                      5/1/01         28.02%        N/A           0.01%
SVS Dreman Financial Services Portfolio                5/4/98         26.34%        4.63%         3.50%
SVS Dreman High Return Equity Portfolio                5/4/98         30.08%        3.51%         3.44%
SVS Dreman Small Cap Value Portfolio                   5/1/96         40.04%        8.11%         6.03%
SVS Eagle Focused Large Cap Growth Portfolio          10/29/99        24.77%        N/A          -4.27%
SVS Focus Value+Growth Portfolio                       5/1/96         30.81%       -2.55%         5.09%
SVS Index 500 Portfolio                                9/1/99         26.14%        N/A          -4.72%
SVS INVESCO Dynamic Growth Portfolio                   5/1/01         33.63%        N/A          -8.30%
SVS Janus Growth And Income Portfolio                 10/29/99        23.15%        N/A          -3.64%
SVS Janus Growth Opportunities Portfolio              10/29/99        24.97%        N/A          -9.73%
SVS MFS Strategic Value Portfolio                      5/1/02         24.96%        N/A           0.31%
SVS Oak Strategic Equity Portfolio                     5/1/01         47.69%        N/A         -14.39%
SVS Turner Mid Cap Growth Portfolio                    5/1/01         46.42%        N/A          -5.69%


(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD - THE SCUDDER MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Scudder Money Market Sub-Account for the seven-day period ended December 31, 2003:



     Yield                               -0.64%
     Effective Yield                     -0.64%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Scudder Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

      Effective Yield = [(base period return + 1) (TO THE POWER OF (365/7))] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.

                            TAX-DEFERRED ACCUMULATION

                              NON-QUALIFIED                    CONVENTIONAL
                              ANNUITY CONTRACT                 SAVINGS PLAN

                           AFTER-TAX CONTRIBUTIONS AND
                              TAX-DEFERRED EARNINGS

                                                        TAXABLE LUMP SUM        AFTER-TAX CONTRIBUTIONS
                               NO WITHDRAWALS            SUM WITHDRAWAL          AND TAXABLE EARNINGS
                               --------------            --------------          --------------------
            Years 10            $  107,946                 $  86,448                  $  81,693
            Years 20               233,048                   165,137                    133,476
            Years 30               503,133                   335,021                    218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; 7% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account KG.

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements give retroactive effect to the reorganization of First Allmerica Financial Life Insurance Company as a subsidiary of Allmerica Financial Life Insurance and Annuity Company on December 31, 2002, as described in Note 2 to the consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and derivative instruments in 2001.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
January 26, 2004, except
as to Note 10, which is as
of March 29, 2004

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Income

FOR THE YEARS ENDED DECEMBER 31,                                    2003        2002        2001
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
  Premiums                                                        $   41.9   $     48.1   $   49.0
  Universal life and investment product policy fees                  319.3        409.8      391.6
  Net investment income                                              270.9        384.2      433.2
  Net realized investment losses                                      16.4       (137.7)     (86.6)
  Other income                                                       121.1         97.7       86.1
                                                                  --------   ----------   --------
    Total revenues                                                   769.6        802.1      873.3
                                                                  --------   ----------   --------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims, losses and loss adjustment expenses       265.2        485.6      414.3
  Policy acquisition expenses                                        145.1        655.9       77.5
  Gain from retirement of trust instruments supported by
    funding obligations                                               (5.7)      (102.6)         -
  Additional consideration received from sale of defined
    contribution business                                                -         (3.6)         -
  Gain (loss) from sale of universal life business                    (5.5)        31.3          -
  Restructuring costs                                                 29.0         14.8          -
  Losses (gains) on derivative instruments                            10.3        (40.3)      35.2
  Other operating expenses                                           332.3        378.2      321.2
                                                                  --------   ----------   --------
    Total benefits, losses and expenses                              770.7      1,419.3      848.2
                                                                  --------   ----------   --------
  (Loss) income before federal income taxes                           (1.1)      (617.2)      25.1
                                                                  --------   ----------   --------

FEDERAL INCOME TAX BENEFIT
  Current                                                              2.5        (28.5)      (1.5)
  Deferred                                                           (19.9)      (215.3)     (13.0)
                                                                  --------   ----------   --------
    Total federal income tax benefit                                 (17.4)      (243.8)     (14.5)
                                                                  --------   ----------   --------

Income (loss) before cumulative effect of change in accounting
  principle                                                           16.3       (373.4)      39.6
                                                                  --------   ----------   --------

Cumulative effect of change in accounting principle                      -         (1.6)      (3.2)
                                                                  --------   ----------   --------

Net income (loss)                                                 $   16.3   $   (375.0)  $   36.4
                                                                  ========   ==========   ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Balance Sheets

DECEMBER 31,                                                         2003          2002
-------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of $3,912.6
      and $4,503.8)                                               $   4,080.1   $   4,685.1
    Equity securities at fair value (cost of $6.2 and $33.8)             10.3          36.0
    Mortgage loans                                                      122.3         175.1
    Policy loans                                                        268.0         361.4
    Other long-term investments                                          80.0         128.0
                                                                  -----------   -----------
      Total investments                                               4,560.7       5,385.6
                                                                  -----------   -----------
  Cash and cash equivalents                                             242.8         268.2
  Accrued investment income                                              76.2          89.6
  Premiums, accounts and notes receivable, net                            3.8           2.9
  Reinsurance receivable on paid and unpaid losses, benefits
    and unearned premiums                                             1,042.9       1,064.7
  Deferred policy acquisition costs                                     894.6       1,030.1
  Deferred federal income taxes                                         223.8         212.4
  Other assets                                                          157.4         280.9
  Separate account assets                                            11,835.4      12,343.4
                                                                  -----------   -----------
      Total assets                                                $  19,037.6   $  20,677.8
                                                                  ===========   ===========

LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits                                        $   3,556.8   $   3,900.1
    Outstanding claims and losses                                       105.2         104.1
    Unearned premiums                                                     3.5           3.9
    Contractholder deposit funds and other policy liabilities           675.5         763.5
                                                                  -----------   -----------
      Total policy liabilities and accruals                           4,341.0       4,771.6
                                                                  -----------   -----------
  Expenses and taxes payable                                            453.9         623.2
  Reinsurance premiums payable                                           12.1         538.9
  Trust instruments supported by funding obligations                  1,200.3       1,202.8
  Separate account liabilities                                       11,835.4      12,343.4
                                                                  -----------   -----------
    Total liabilities                                                17,842.7      19,479.9
                                                                  -----------   -----------
  Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized,
    2,526 Shares issued and outstanding                                   2.5           2.5
  Additional paid-in capital                                          1,075.0       1,075.0
  Accumulated other comprehensive loss                                  (23.5)        (29.2)
  Retained earnings                                                     140.9         149.6
                                                                  -----------   -----------
    Total shareholder's equity                                        1,194.9       1,197.9
                                                                  -----------   -----------
    Total liabilities and shareholder's equity                    $  19,037.6   $  20,677.8
                                                                  ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Shareholder's Equity

FOR THE YEARS ENDED DECEMBER 31,                                  2003        2002          2001
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
COMMON STOCK
  Balance at beginning and end of year                        $      2.5   $      2.5   $      2.5
                                                              ----------   ----------   ----------

ADDITIONAL PAID-IN CAPITAL (1)
  Balance at beginning of year                                   1,075.0        887.0        857.0
  Capital contribution                                                 -        188.0         30.0
                                                              ----------   ----------   ----------
  Balance at end of year                                         1,075.0      1,075.0        887.0
                                                              ----------   ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (1)
  Net unrealized appreciation on investments and derivative
    instruments:
    Balance at beginning of year                                    14.8         21.0         (8.7)
    (Depreciation) appreciation during the period:
      Net (depreciation) appreciation on available-for-sale
        securities and derivative instruments                      (17.9)        (9.6)        45.7
      Benefit (provision) for deferred federal income taxes          6.2          3.4        (16.0)
                                                              ----------   ----------   ----------
                                                                   (11.7)        (6.2)        29.7
                                                              ----------   ----------   ----------
    Balance at end of year                                           3.1         14.8         21.0
                                                              ----------   ----------   ----------

    Minimum Pension Liability:
    Balance at beginning of year                                   (44.0)       (15.5)           -
    Increase during the period:
    Decrease (increase) in minimum pension liability                26.8        (43.8)       (23.9)
    (Provision) benefit for deferred federal income taxes           (9.4)        15.3          8.4
                                                              ----------   ----------   ----------
                                                                    17.4        (28.5)       (15.5)
                                                              ----------   ----------   ----------
    Balance at end of year                                         (26.6)       (44.0)       (15.5)
                                                              ----------   ----------   ----------
    Total accumulated other comprehensive (loss) income            (23.5)       (29.2)         5.5
                                                              ----------   ----------   ----------

RETAINED EARNINGS (1)
    Balance at beginning of year                                   149.6        524.6        488.2
    Dividend                                                       (25.0)           -            -
    Net income (loss)                                               16.3       (375.0)        36.4
                                                              ----------   ----------   ----------
    Balance at end of year                                         140.9        149.6        524.6
                                                              ----------   ----------   ----------

      Total shareholder's equity                              $  1,194.9   $  1,197.9   $  1,419.6
                                                              ==========   ==========   ==========

(1) CERTAIN 2001 BALANCES HAVE BEEN RESTATED DUE TO A CHANGE IN CORPORATE STRUCTURE ON DECEMBER 31, 2002 (SEE NOTE 2 - REORGANIZATION OF AFC CORPORATE STRUCTURE).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Comprehensive Income (Loss) (1)

FOR THE YEARS ENDED DECEMBER 31,                                    2003        2002        2001
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
Net income (loss)                                                 $   16.3   $   (375.0)  $   36.4
                                                                  --------   ----------   --------
Other comprehensive (loss) income:
  Available-for-sale securities:
    Net (depreciation) appreciation during the period                (10.7)        48.9       44.3
    Benefit (provision) for deferred federal income taxes              3.7        (17.1)     (15.5)
                                                                  --------   ----------   --------
  Total available-for-sales securities                                (7.0)        31.8       28.8
                                                                  --------   ----------   --------
  Derivative instruments:
    Net (depreciation) appreciation during the period                 (7.2)       (58.5)       1.4
    Benefit (provision) for deferred federal income taxes              2.5         20.5       (0.5)
                                                                  --------   ----------   --------
  Total derivatives instruments                                       (4.7)       (38.0)       0.9
                                                                  --------   ----------   --------
                                                                     (11.7)        (6.2)      29.7
                                                                  --------   ----------   --------
  Minimum pension liability:
    Decrease (increase) in minimum pension liability                  26.8        (43.8)     (23.9)
    (Provision) benefit for deferred federal income taxes             (9.4)        15.3        8.4
                                                                  --------   ----------   --------
                                                                      17.4        (28.5)     (15.5)
                                                                  --------   ----------   --------
Other comprehensive income (loss)                                      5.7        (34.7)      14.2
                                                                  --------   ----------   --------
Comprehensive income (loss)                                       $   22.0   $   (409.7)  $   50.6
                                                                  ========   ==========   ========

(1) CERTAIN 2001 BALANCES HAVE BEEN RESTATED DUE TO A CHANGE IN CORPORATE STRUCTURE ON DECEMBER 31, 2002 (SEE NOTE 2 - REORGANIZATION OF AFC CORPORATE STRUCTURE).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                     2003           2002           2001
-----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)                                               $      16.3    $    (375.0)   $      36.4
    Adjustments to reconcile net income (loss) to net cash
      (used in) provided by operating activities:
    Net realized investment (gains) losses                              (16.4)         137.7           86.6
    Losses (gains) on derivative instruments                              6.9          (40.3)          35.2
    Losses on foreign currency futures contracts                         10.2              -              -
    Impairment of capitalized technology                                  3.4           29.8              -
    Net amortization and depreciation                                    29.2           18.0           20.3
    Interest credited to contractholder deposit funds and trust
      instruments supported by funding obligations                       57.4           84.4          126.7
    Gain from retirement of trust instruments supported by
      funding obligations                                                (5.7)        (102.6)             -
    (Gain) loss from sale of universal life business                     (5.5)          31.3              -
    Deferred federal income taxes benefits                              (19.9)        (215.3)         (13.0)
    Change in deferred acquisition costs                                135.3          386.7         (171.9)
    Change in premiums and notes receivable, net of reinsurance
      premiums payable                                                 (500.4)           0.9           26.3
    Change in accrued investment income                                  13.4            7.4           (1.3)
    Change in policy liabilities and accruals, net                     (412.4)        (221.7)         417.7
    Change in reinsurance receivable                                     21.8           15.1           35.6
    Change in expenses and taxes payable                               (223.1)         189.7          (31.7)
    Other, net                                                           45.5           (3.3)         (42.4)
                                                                  -----------    -----------    -----------
      Net cash (used in) provided by operating activities              (844.0)         (57.2)         524.5
                                                                  -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of
      available-for-sale fixed maturities                             1,907.7        3,503.6        1,793.9
    Proceeds from disposals of equity securities                         70.5            0.5           42.0
    Proceeds from disposals of other investments                         64.3           60.4           38.8
    Proceeds from mortgages sold, matured or collected                   53.7           52.3          309.3
    Purchase of available-for-sale fixed maturities                  (1,236.6)      (1,997.6)      (2,994.5)
    Purchase of equity securities                                       (40.2)          (1.4)         (11.1)
    Purchase of other investments                                       (21.9)         (31.3)         (21.2)
    Capital expenditures                                                 (5.0)         (11.5)         (31.2)
    Net receipts (payments) related to margin deposits of
      derivative instruments                                             56.6          (72.0)         (27.4)
    Proceeds from disposal of company owned life insurance               64.9              -              -
    Other investing activities, net                                      94.8           16.8            7.1
                                                                  -----------    -----------    -----------
      Net cash provided by (used in) investing activities             1,008.8        1,519.8         (894.5)
                                                                  -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits to contractholder deposit funds                                -          100.0          101.3
    Withdrawals from contractholder deposit funds                       (32.7)      (1,023.7)        (621.0)
    Deposits to trust instruments supported by funding
      obligations                                                           -          112.0        1,109.5
    Withdrawals from trust instruments supported by funding
      obligations                                                      (156.9)        (578.9)        (190.6)
    (Dividend) capital contribution                                      (0.6)          42.1              -
                                                                  -----------    -----------    -----------
      Net cash (used in) provided by financing activities              (190.2)      (1,348.5)         399.2
                                                                  -----------    -----------    -----------
Net change in cash and cash equivalents                                 (25.4)         114.1           29.2
Cash and cash equivalents, beginning of period                          268.2          154.1          124.9
                                                                  -----------    -----------    -----------
Cash and cash equivalents, end of period                          $     242.8    $     268.2    $     154.1
                                                                  ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                 $         -    $      (0.7)   $      (0.9)
Income tax refunds                                                $      29.8    $       9.1    $       7.8

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC") and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In accordance with the change in reporting entity guidance contained in Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20"), the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented (see Note 2 - Reorganization of AFC Corporate Structure).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

At December 31, 2003, the Allmerica Financial Services ("AFS") segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products. During 2003, AFS managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest Investment, Inc. ("VeraVest"). VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, we announced the cessation of retail sales through VeraVest (see Note 4 - Significant Transactions). In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Through its Asset Management segment, prior to September 2002, FAFLIC offered Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2003 and the fourth quarter of 2002 (see Note 4 - Significant Transactions).

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. CLOSED BLOCK
FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Insurance Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS
In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D. FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES
All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS
Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. DEFERRED POLICY ACQUISITION COSTS
Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of deferred policy acquisition costs considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H. REINSURANCE RECEIVABLES
The Company shares certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences loss or claims events, or unfavorable mortality or morbidity experience that are subject to a reinsurance contract, reinsurance recoverables are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual loss or claim, or the aggregate amount of all losses or claims in a particular line, book of business or an aggregate amount associated with a particular accident year. The valuation of losses or claims recoverable depends on whether the underlying loss or claim is a reported loss or claim, an incurred but not reported loss or a future policy benefit. For reported losses and claims, the Company values reinsurance recoverables at the time the underlying loss or claim is recognized, in accordance with contract terms. For incurred but not reported losses and future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the gross loss reserve and future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses and claims are settled.

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE
Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss has been deemed to have occurred, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL
In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company ceased amortizing its goodwill beginning in 2002 and carries it at the January 1, 2002 amortized cost balance, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholders' equity or net investment income.

L. POLICY LIABILITIES AND ACCRUALS
Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum fund values in excess of contract values, also referred to as guaranteed minimum death benefits ("GMDB").

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

M. PREMIUM, FEE REVENUE AND RELATED EXPENSES
Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum fund values in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs.

N. FEDERAL INCOME TAXES
AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The AFC Board of Directors has delegated to management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC was calculated on a separate return basis and any current tax liability was paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries were not reimbursed to the subsidiary until such losses or credits could be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from policy acquisition expenses, loss and LAE reserves, policy reserves, tax credit carryforwards, employee benefit plans, net operating loss and capital loss carryforwards, and unrealized appreciation or depreciation on investments.

O. NEW ACCOUNTING PRONOUNCEMENTS
In February 2004, the Financial Accounting Standards Board's Emerging Issues Task Force reached a consensus regarding certain disclosure requirements in EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The disclosures required by EITF No. 03-1 are effective for fiscal years ending after December 15, 2003. The Emerging Issues Task Force is discussing further the other issues addressed in EITF No. 03-1, including the meaning of other-than-temporary impairment and its application to investments accounted for under the cost method or the equity method, or as either available-for-sale or held-to-maturity under Statement No. 115.

In December 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132 - revised"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132 - revised requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement are effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments are effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132 - revised did not have a material effect on the Company's financial position or results of operations.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"). SOP 03-1 is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement is effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Based on the equity market level as of December 31, 2003, the Company estimates an additional $55 million to $62 million charge, net of taxes, in the first quarter of 2004, upon adoption of this statement.

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 149"). This statement amends financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133") as a result of certain decisions made by the Derivatives Implementation Group. In addition, this statement also clarifies the definition of a derivative. This statement is effective, on a prospective basis, for contracts entered into or modified after June 30, 2003, and for hedging relationships designated after June 30, 2003, except for those implementation issues previously cleared by the FASB prior to June 30, 2003. The provisions related to previously cleared implementation issues shall continue to be applied in accordance with their respective effective dates. The adoption of Statement No. 149 did not have a material effect on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, which was subsequently revised by the December 2003 issuance of Interpretation No. 46, (collectively referred to as "FIN 46" or the "Interpretation"). FIN 46 provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46 also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. Certain financial statement disclosures were applicable immediately for those entities for which it was reasonably possible that the enterprise would, upon adoption of FIN 46, consolidate or be required to disclose information about any variable interest entities. Additionally, an enterprise with an interest in an entity to which FIN 46 had not been applied as of December 24, 2003, is required to apply this Interpretation no later than the end of the first reporting period that ends after March 15, 2004. Application of FIN 46 for special purpose entities was required no later than as of the end of the first reporting period that ends after December 15, 2003. The Company performed a review of potential variable interest entities and concluded that as of December 31, 2003, AFC was not the primary beneficiary of any material variable interest entities; and, therefore would not be required to consolidate those entities as a result of implementing FIN 46. However, the Company does hold a significant variable interest in a limited partnership. In 1997, the Company invested in the McDonald Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualify for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represents approximately 36% of the partnership, is not a controlling interest; it entitles the Company to tax credits to be applied against its federal income tax liability in addition to tax losses to offset taxable income. The Company's maximum exposure to loss on this investment is limited to its carrying value, which is $8.8 million at December 31, 2003.

In November 2002, the FASB issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS - AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB INTERPRETATION NO. 34 ("FIN 45"). FIN 45 provides guidance regarding financial statement disclosure requirements for guarantors related to obligations under guarantees. FIN 45 also clarifies the requirements related to the recognition of a liability by the guarantor, at the inception of a guarantee, for these obligations under guarantees. This interpretation also incorporates, without change, the guidance in FASB Interpretation No. 34, DISCLOSURE OF INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, which is being superseded. The initial recognition and measurement provisions of this interpretation are required to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of reporting periods ending after December 15, 2002. The adoption of FIN 45 did not have a material effect on the Company's financial position or results of operations.

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes Emerging Issues Task Force Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (including Certain Costs Incurred in a Restructuring) ("EITF No. 94-3"). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("Statement No. 144"). This statement addresses significant issues relating to the implementation of Statement of Financial Accounting Standards No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("Statement No. 121"), by developing a single accounting model, based on the framework established in Statement No. 121, for long-lived assets to be disposed of by sale, whether previously held and used or newly acquired. In addition, Statement No. 144 supersedes the accounting and reporting provisions of Accounting Principles Board Opinion No. 30 ("APB No. 30"), REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS, for the disposal of a segment of a business and amends ARB No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. The provisions of this statement are effective for fiscal years beginning after December 15, 2001. The adoption of Statement No. 144 did not have a material effect on the Company's financial statements.

In June 2001, the FASB issued Statement No. 142, which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net of taxes, in earnings, to recognize the impairment of goodwill related to two of its non-insurance subsidiaries. The Company used a discounted cash flow model to value these subsidiaries.

In June 1998, the FASB issued Statement No. 133, which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provisions of the statement, the Company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

P. RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the current year presentation.

2. REORGANIZATION OF AFC CORPORATE STRUCTURE

On December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC, as well as the immediate parent of FAFLIC. Under the previous internal ownership structure, FAFLIC was the immediate parent of AFLIAC and a direct subsidiary of AFC. This transaction was recorded at cost.

In accordance with the change in reporting entity guidance contained within APB Opinion No. 20, the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented.

A reconciliation of revenues and net income as previously reported and as restated are as follows:

DECEMBER 31,                                                             2001
--------------------------------------------------------------------------------
(IN MILLIONS)
Revenues:
    As previously reported                                             $  597.3
    Effect of change in reporting entity                                  276.0
                                                                       --------
      As restated                                                         873.3
                                                                       ========
Net Income:
    As previously reported                                                 73.9
    Effect of change in reporting entity                                  (37.5)
                                                                       --------
      As restated                                                      $   36.4
                                                                       ========

3.  DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $17.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of $27.6 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $86.7 million at December 31, 2003 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2003 and 2002, the discontinued segment had assets of approximately $284.5 million and $290.4 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $350.5 million and $347.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $14.5 million, $23.3 million and $34.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

4. SIGNIFICANT TRANSACTIONS

In the fourth quarter of 2003, the Company ceased operations of its AFS segment retail broker/dealer operations (see Note 14 for a description of the Company's operating segments). These operations had distributed third-party investment and insurance products through VeraVest Investments, Inc. Results in 2003 include a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized a pre-tax restructuring charge of $21.9 million in 2003, in accordance with Statement No. 146. Approximately $12.1 million of this charge relates to severance and other employee related costs associated with the termination of 532 employees, and $9.8 million relates to contract termination fees and other costs. Of the 532 employees, 487 have been terminated as of December 31, 2003. All levels of employees, from staff to senior management, were affected by the decision. As of December 31, 2003, the Company has made payments of approximately $4.9 million related to this restructuring plan, of which $3.0 million relates to severance and other employee related costs and $1.9 million relates to contract termination fees and other costs. The Company currently anticipates an additional $3 million to $5 million of expenses will be recognized in 2004 related to this restructuring.

In 2003 and 2002, the Company retired $78.8 million and $548.9 million, respectively, of long-term funding agreement obligations at discounts. This resulted in pre-tax gains of $5.7 million and $102.6 million in 2003 and 2002, respectively, which are reported as gains from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $6.4 million and $14.1 million, were recorded as net realized investment losses in the Consolidated Statements of Income in 2003 and 2002, respectively. The net foreign currency transaction gains (losses) in 2003 and 2002, related to the retired foreign-denominated funding agreements of $3.6 million and $(12.2) million, respectively, were recorded as other income in the Consolidated Statements of Income.

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $660 million of universal life insurance reserves in exchange for the transfer of approximately $550 million of investment assets, with an amortized cost of approximately $525 million, subject to certain post-closing adjustments. At December 31, 2002, the Company recorded a pre-tax loss of $31.3 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a permanent impairment of the universal life DAC asset of $155.9 million and administrative expenses of approximately $10 million. This loss is reflected as a separate line item in the Consolidated Statements of Income. In 2003, the Company transferred cash and other investment assets of approximately $100 million and $450 million, respectively, for the settlement of the net payable associated with this transaction. In addition, the Company recorded incremental pre-tax income of $5.5 million during 2003 related to the settlement of post-closing items.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its AFS segment, which has been accounted for under the guidance of EITF No. 94-3. Approximately $11.7 million of this charge relates to severance and other employee and agent related costs resulting from the elimination of 476 positions, of which 411 employees have been terminated as of December 31, 2003 and 63 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally, the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge relates to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2003, the Company has made payments of approximately $13.6 million related to this restructuring plan, of which approximately $11.2 million relates to severance and other employee related costs. During 2003, the Company eliminated an additional 158 positions related to this restructuring, of which 151 employees have been terminated as of December 31, 2003. The Company recorded a pre-tax charge of $7.0 million during 2003, in accordance with Statement No. 146, consisting of $6.7 million of employee related costs and $0.3 million related to contract cancellations. As of December 31, 2003, the Company has made payments of approximately $4.5 million related to this restructuring plan, of which approximately $4.2 million relates to severance and other employee related costs. The plan is substantially complete.

5. INVESTMENTS

A. FIXED MATURITIES AND EQUITY SECURITIES
The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                          GROSS        GROSS
                                                           AMORTIZED    UNREALIZED   UNREALIZED     FAIR
DECEMBER 31,                                               COST (1)       GAINS        LOSSES       VALUE
------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
U.S. Treasury securities and U.S. government and agency
securities                                                 $    401.9   $      7.2   $      4.0   $    405.1
States and political subdivisions                                18.3          0.3          0.7         17.9
Foreign governments                                               8.5          0.3            -          8.8
Corporate fixed maturities                                    2,796.7        167.5         23.2      2,941.0
Mortgage-backed securities                                      687.2         21.9          1.8        707.3
                                                           -------------------------------------------------
Total fixed maturities                                     $  3,912.6   $    197.2   $     29.7   $  4,080.1
                                                           =================================================
Equity securities                                          $      6.2   $      4.2   $      0.1   $     10.3
                                                           =================================================

                                                                          GROSS        GROSS
                                                           AMORTIZED    UNREALIZED   UNREALIZED     FAIR
DECEMBER 31,                                               COST (1)       GAINS        LOSSES       VALUE
------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2002
U.S. Treasury securities and U.S. government and agency
securities                                                 $    296.7   $     11.4   $        -   $    308.1
States and political subdivisions                                 3.5          0.1            -          3.6
Foreign governments                                              10.1          0.6          0.1         10.6
Corporate fixed maturities                                    3,305.6        196.5         75.7      3,426.4
Mortgage-backed securities                                      887.9         48.6          0.1        936.4
                                                           -------------------------------------------------
Total fixed maturities                                     $  4,503.8   $    257.2   $     75.9   $  4,685.1
                                                           -------------------------------------------------
Equity securities                                          $     33.8   $      2.5   $      0.3   $     36.0
                                                           =================================================

 (1) AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company participates in a security lending program for the purpose of enhancing income. Securities on loan to various counterparties were fully collateralized by cash and had a fair value of $301.0 million and $46.1 million, at December 31, 2003 and 2002, respectively. The fair value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102% of the fair value of the loaned securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2003, the amortized cost and fair value of assets on deposit in New York were $42.6 million and $46.4 million, respectively. At December 31, 2002, the amortized cost and fair value of the assets on deposit were $180.1 million and $189.9 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $36.9 million were on deposit with various state and governmental authorities at December 31, 2003 and 2002. Fair values related to these securities were $38.9 million and $39.6 million at December 31, 2003 and 2002, respectively.

The Company enters into various derivative and other arrangements that may require fixed maturities to be held as collateral. At December 31, 2003 and 2002, fixed maturities held as collateral had a fair value of $126.4 million and $16.0 million, respectively.

At December 31, 2003, there were contractual investment commitments of $1.9 million.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                  2003
                                                         -----------------------
                                                         AMORTIZED      FAIR
  DECEMBER 31,                                             COST         VALUE
--------------------------------------------------------------------------------
  (IN MILLIONS)
  Due in one year or less                                $    246.6   $    250.7
  Due after one year through five years                     1,675.0      1,761.4
  Due after five years through ten years                    1,060.7      1,106.0
  Due after ten years                                         930.3        962.0
                                                         ----------   ----------
  Total                                                  $  3,912.6   $  4,080.1
                                                         ==========   ==========

B. MORTGAGE LOANS AND REAL ESTATE
The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2003 and 2002. The carrying values of mortgage loans, net of applicable reserves, were $122.3 million and $175.1 million at December 31, 2003 and 2002, respectively. Reserves for mortgage loans were $1.3 million and $1.9 million at December 31, 2003 and 2002, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliate, for consideration of $96.4 million fixed maturity securities and $2.4 million in cash.

At December 31, 2003, the Company held one real estate investment with a carrying value of $4.3 million that was acquired through the foreclosure of a mortgage loan. This foreclosure represents the only non-cash mortgage activity in 2003. No real estate was held at December 31, 2002 in the Company's investment portfolio. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans in 2002.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2003.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                                 2003        2002
-------------------------------------------------------------------------------
(IN MILLIONS)
Property type:
    Office building                                        $   66.6    $   95.1
    Industrial / warehouse                                     26.6        34.1
    Retail                                                     23.6        40.4
    Residential                                                 6.6         6.9
    Other                                                       0.2         0.5
    Valuation Allowances                                       (1.3)       (1.9)
                                                           --------------------
Total                                                      $  122.3    $  175.1
                                                           ====================
Geographic region:
    New England                                            $   39.4    $   40.6
    Pacific                                                    26.0        28.4
    East North Central                                         20.6        25.9
    South Atlantic                                             18.3        39.7
    West South Central                                          6.1        18.6
    Middle Atlantic                                             4.9         9.9
    Other                                                       8.3        13.9
    Valuation Allowances                                       (1.3)       (1.9)
                                                           --------------------
Total                                                      $  122.3    $  175.1
                                                           ====================

At December 31, 2003, scheduled mortgage loan maturities were as follows: 2004 - $42.4 million; 2005 - $4.5 million; 2006 - $10.8 million; 2007 - $6.6 million;
2008 - $0.6 million and $57.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2003, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $1.3 million and $1.9 million at December 31, 2003 and 2002, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2003 and 2002. There was no interest income received in 2003 and 2002 related to impaired loans.

C. DERIVATIVE INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, the British Pound, and the Euro. The Company uses foreign currency exchange swaps, futures, and options to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Additionally, in prior years, the Company had floating rate funding agreements that were matched with fixed rate securities, which exposed the Company's cash flows to changes in interest rates. The Company used derivative financial instruments, primarily foreign currency exchange swaps, interest rate swaps, and futures contracts, with indices that correlated to balance sheet instruments, to modify its indicated net interest sensitivity to levels deemed to be appropriate. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of deposit and purchase of the underlying asset to back the liability. Finally, the Company is exposed to changes in the equity markets due to increases in GMDB reserves that result from declines in the equity markets. The Company uses exchange traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements.

The operations of the Company are subject to risks resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income, while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company's investment assets are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, the Company has developed investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and the exposure to individual markets, borrowers, industries, and sectors.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties held collateral, in the form of cash, bonds and US Treasury notes, of $71.6 million and $23.7 million at December 31, 2003 and 2002, respectively.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. FAIR VALUE HEDGES
The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized net losses of $0.2 million for the year ended December 31, 2003 and net gains of $0.3 million for both the years ended December 31, 2002 and 2001, reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. These losses and gains represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E. CASH FLOW HEDGES
The Company may enter into various types of derivatives to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company may manage the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount.

The Company also may use U.S. Treasury Note futures to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities by purchasing long and selling short futures contracts on margin. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of the sale of the GIC until receipt of the deposit and purchase of the underlying asset to back the liability.

Further, the Company also enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also enters into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures, options, and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized a net loss of $9.1 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. For the year ended December 31, 2002, the Company recognized a net gain of $37.7 million, representing the total ineffectiveness on all cash flow hedges, of which $37.6 million related to ineffective swap contracts which were reported in (gains) losses on derivative instruments in the Consolidated Statements of Income and $0.1 million related to ineffectiveness of futures and options contracts and were reported in other income in the Consolidated Statements of Income. Additionally, for the year ended December 31, 2001, the Company recognized a net loss of $37.6 million, representing the total ineffectiveness on all cash flow hedges, which were reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The Company did not hold any ineffective futures or options contracts during 2001. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

The net loss in 2001 included a total loss of $35.8 million, related to ineffective hedges of floating rate funding agreements with put features allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as the uncertainty about possible future events, the Company determined that it was probable that some of the future variable cash flows of the funding agreements would not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that were probable of occurring versus those that were probable of not occurring. The total accumulated losses deferred in other comprehensive income related to the payments that were probable of not occurring, which totaled $35.8 million, was reclassified to earnings during the fourth quarter of 2001 and reflected in losses (gains) on derivative instruments in the Consolidated Statements of Income. During 2002, all of the Company's floating rate funding agreements with put features were terminated; therefore, the total accumulated losses of $35.8 million were reclassified from losses (gains) on derivative instruments to net realized investment losses in the Consolidated Statements of Income.

As of December 31, 2003, $40.1 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that are expected to occur over the next twelve months and will necessitate reclassifying to earnings these derivatives gains (losses) include: the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities; the possible repurchase of other funding agreements; and the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is 12 months.

F. TRADING ACTIVITIES
During the fourth quarter of 2003, the Company began using exchange traded equity futures contracts to economically hedge any increased GMDB reserves which could arise from declines in the equity markets. The hedge is designed to reduce the volatility in statutory capital levels from the effects of future equity market movements. The GMDB hedges do not qualify for hedge accounting under Statement No. 133. Additionally, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices. Finally, the Company also entered into insurance portfolio-linked and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the other swap contracts entered into for investment purposes, the Company agreed to exchange the differences between fixed and floating interest amounts calculated on an agreed upon notional principal amounts.

During the years ended December 31, 2003, 2002, and 2001, respectively, the Company recognized net gains of $3.9 million and $10.9 million, and a net loss of $1.4 million on all trading derivatives. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which is recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within (gains) losses on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also includes a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The net gain of $10.9 million in 2002 and the net loss of $1.4 million in 2001 represent the total ineffectiveness on equity-linked swap contracts and the embedded derivative on the equity-linked trust instruments supported by funding obligations. These amounts were reported in (gains) losses on derivative instruments and other income in the Consolidated Statements of Income.

As of December 31, 2001, the Company no longer held insurance portfolio-linked swap contracts, although final payment related to this contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million for the year ended December 31, 2002, while net realized investment losses related to these contracts were $4.3 million for the year ended December 31, 2001.

As of December 31, 2002, the Company no longer held any other swap contracts for investment purposes. The net decrease in net investment income related to these contracts was $0.4 million and $0.7 million for the years ended December 31, 2002 and 2001, respectively.

G. VARIABLE INTEREST ENTITY
At December 31, 2002, the Company held a $36.9 million par value investment in the Allmerica CBO I, Ltd., which was formed in 1998 as a collateralized bond obligation, to issue secured notes to various investors and use the proceeds to purchase high yield fixed income securities. The note holders own beneficial interests in the cash flows of the high yield securities. The Company sold its investment in Allmerica CBO I during 2003.

H. UNREALIZED GAINS AND LOSSES
Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                              EQUITY
                                                                            SECURITIES
                                                                FIXED       AND OTHER
FOR THE YEARS ENDED DECEMBER 31,                              MATURITIES     (1),(2)       TOTAL
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
Net appreciation, beginning of year                           $      8.6    $      6.2    $  14.8
                                                              -----------------------------------
    Net depreciation on available-for-sale
      securities and derivative instruments                        (21.0)         (0.7)     (21.7)
    Net appreciation from the effect on deferred
      policy acquisition costs and on policy liabilities             3.8             -        3.8
    Benefit for deferred federal income taxes                        6.0           0.2        6.2
                                                              -----------------------------------
                                                                   (11.2)         (0.5)     (11.7)
                                                              -----------------------------------
Net (depreciation) appreciation, end of year                        (2.6)         (5.7)       3.1
                                                              -----------------------------------

2002
Net appreciation (depreciation), beginning of year            $     21.3    $     (0.3)   $  21.0
                                                              -----------------------------------
    Net appreciation on available-for-sale
      Securities and derivative instruments                         19.7          10.0       29.7
    Net depreciation from the effect on deferred
      policy acquisition costs and on policy liabilities           (39.3)            -      (39.3)
    Benefit (provision) for deferred federal income taxes            6.9          (3.5)       3.4
                                                              -----------------------------------
                                                                   (12.7)          6.5       (6.2)
                                                              -----------------------------------
Net appreciation, end of year                                 $      8.6    $      6.2    $  14.8
                                                              -----------------------------------

2001
Net (depreciation) appreciation, beginning of year            $    (22.1)   $     13.4    $  (8.7)
                                                              -----------------------------------
    Net appreciation (depreciation) on available-for-sale
      Securities and derivative instruments                         86.5         (21.1)      65.4
    Net depreciation from the effect on deferred
      policy acquisition costs and on policy liabilities           (19.7)            -      (19.7)
    (Provision) benefit for deferred federal income taxes          (23.4)          7.4      (16.0)
                                                              -----------------------------------
                                                                    43.4         (13.7)      29.7
                                                              -----------------------------------
Net appreciation (depreciation), end of year                  $     21.3    $     (0.3)   $  21.0
                                                              -----------------------------------

  (1) INCLUDES NET DEPRECIATION ON DERIVATIVE INSTRUMENTS OF $7.2 MILLION AND $58.5 MILLION AND NET APPRECIATION ON DERIVATIVE INSTRUMENTS OF $1.4 MILLION IN 2003, 2002 AND 2001, RESPECTIVELY.
  (2) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $(4.2) MILLION, $0.6 MILLION, AND $0.8 MILLION IN 2003, 2002 AND 2001, RESPECTIVELY.

I. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position at December 31, 2003 and 2002:

FOR THE YEARS ENDED DECEMBER 31,                          2003                    2002
-----------------------------------------------------------------------------------------------
                                                    GROSS                   GROSS
                                                  UNREALIZED    FAIR      UNREALIZED    FAIR
                                                    LOSSES      VALUE       LOSSES      VALUE
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Investment grade fixed maturities (1):
0-6 months                                        $      6.8   $  458.3   $      7.2   $  139.5
7-12 months                                             10.8      239.0          0.6        7.2
Greater than 12 months                                   3.7       74.5         14.5      122.9
                                                  ---------------------------------------------
Total investment grade fixed maturities                 21.3      771.8         22.3      269.6

Below investment grade fixed maturities (2):
0-6 months                                               0.7       20.4          9.6       70.5
7-12 months                                              2.5        8.2         12.6       98.8
Greater than 12 months                                   5.2       29.0         31.4      114.0
                                                  ---------------------------------------------
Total below investment grade fixed maturities            8.4       57.6         53.6      283.3
Equity securities                                        0.1        1.3          0.3        1.1
                                                  ---------------------------------------------
Total fixed maturities and equity securities      $     29.8   $  830.7   $     76.2   $  554.0
                                                  =============================================

(1) INCLUDES GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THE U.S. TREASURY, U.S. GOVERNMENT AND AGENCY SECURITIES, STATES, AND POLITICAL SUBDIVISIONS OF $4.7 MILLION AT DECEMBER 31, 2003. THERE WERE NO GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THESE CATEGORIES AT DECEMBER 31, 2002.

(2) AT DECEMBER 31, 2003 AND 2002, SUBSTANTIALLY ALL BELOW INVESTMENT GRADE SECURITIES WITH AN UNREALIZED LOSS HAD BEEN RATED BY THE NAIC, STANDARD & POOR'S, OR MOODY'S.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; any specific events which may influence the operations of the issuer; general market conditions; and, the financial condition and prospects of the issuer's market and industry. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities are temporary.

J. OTHER
At December 31, 2003, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity except for investments with Federal National Mortgage Association with a fair value of $309.7 million and Federal Home Loan Mortgage Corporation with a fair value of $134.7 million. At December 31, 2002, the Company had no concentration of investments in a single investee exceeding 10% of shareholders' equity except for investments with Federal National Mortgage Association with a fair value of $246.5 million and Federal Home Loan Mortgage Corporation with a fair value of $154.0 million.

6. INVESTMENT INCOME AND GAINS AND LOSSES

A. NET INVESTMENT INCOME
The components of net investment income were as follows:

  FOR THE YEARS ENDED DECEMBER 31,               2003        2002        2001
-------------------------------------------------------------------------------
  (IN MILLIONS)
  Fixed maturities                             $  235.1    $  364.0    $  389.7
  Equity securities                                 0.5         0.9         1.4
  Mortgage loans                                   12.5        16.4        42.0
  Policy loans                                     18.8        24.8        27.1
  Derivatives                                      (5.9)      (37.7)      (48.0)
  Other long-term investments                      13.5        19.6        20.8
  Short-term investments                            1.8         6.3        12.4
                                               --------------------------------
      Gross investment income                     276.3       394.3       445.4
  Less investment expenses                         (5.4)      (10.1)      (12.2)
                                               --------------------------------
      Net investment income                    $  270.9    $  384.2    $  433.2
                                               ================================

The Company had fixed maturities with a carrying value of $22.5 million and $32.3 million on non-accrual status at December 31, 2003 and 2002, respectively. The Company had no mortgage loans on non-accrual status at December 31, 2003, however the Company had mortgage loans with a carrying value of $7.4 million on non-accrual status at December 31, 2002. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $5.7 million, $15.7 million, and $7.3 million in 2003, 2002, and 2001, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2003 and 2002.

There were no mortgage loans which were non-income producing at December 31, 2003 and 2002. However, the Company had non-income producing fixed maturities with a carrying value of $13.0 million and $5.8 million at December 31, 2003 and 2002, respectively.

Included in other long-term investments is income from limited partnerships of $4.2 million, $5.3 million, and $9.1 million in 2003, 2002, and 2001, respectively.

B. NET REALIZED INVESTMENT GAINS AND LOSSES
Realized gains (losses) on investments were as follows:

  FOR THE YEARS ENDED DECEMBER 31,               2003        2002        2001
-------------------------------------------------------------------------------
  (IN MILLIONS)
  Fixed maturities                             $   18.1    $  (73.0)   $  (88.0)
  Equity securities                                 2.7       (11.3)       28.1
  Mortgage loans                                    0.8         0.8        14.6
  Derivatives                                      (4.3)      (53.1)      (32.9)
  Other long-term investments                      (0.9)       (1.1)       (8.4)
                                               --------------------------------
  Net realized investment gains (losses)       $   16.4    $ (137.7)   $  (86.6)
                                               ================================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                             PROCEEDS FROM
                                               VOLUNTARY      GROSS      GROSS
  FOR THE YEARS ENDED DECEMBER 31,               SALES        GAINS      LOSSES
--------------------------------------------------------------------------------
  (IN MILLIONS)
  2003
  Fixed maturities                           $     1,074.6   $   69.8   $    9.0
  Equity securities                                   36.9        1.4          -

  2002
  Fixed maturities                           $     2,312.8   $  118.8   $   29.9
  Equity securities                                    0.5        0.1          -

  2001
  Fixed maturities                           $     1,044.4   $   46.3   $   26.8
  Equity securities                                   39.3       29.7          -

The Company recognized losses of $43.9 million, $176.3 million, and $115.0 million in 2003, 2002, and 2001, respectively, related to other-than-temporary impairments of fixed maturities and other securities. In addition, the Company transferred approximately, $550 million of investment assets, with an amortized cost of approximately $525 million, to settle net payables related to the sale of the Company's universal life business. Of this amount, approximately $100 million was cash; the remaining balance was settled through the transfer of fixed maturities and policy loans.

C. OTHER COMPREHENSIVE INCOME RECONCILIATION
The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                      2003       2002        2001
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized (depreciation) appreciation on
available-for-sale securities:

Unrealized holding gains (losses) arising during period,
(net of taxes (benefit) of $3.2, $(12.8) and $(8.4)
in 2003, 2002 and 2001)                                             $    5.9   $  (23.7)   $   (15.6)

Less: reclassification adjustment for gains (losses)
included in net income (net of taxes (benefit) of
$7.0, $(29.9) and $(23.9) million in 2003, 2002 and 2001)               12.9      (55.5)       (44.4)
                                                                    --------------------------------
Total available-for-sale securities                                     (7.0)      31.8         28.8
                                                                    --------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period,
(net of taxes (benefit) of $10.7 million, $4.7 million and
($63.4 million) in 2003,2002 and 2001)                                  19.9        8.9       (117.7)

Less: reclassification adjustment for gains (losses) included in net income (net of taxes (benefit) of $13.2, $25.2 million
and $(63.9) million in 2003, 2002 and 2001)                             24.6       46.9       (118.6)
                                                                    --------------------------------
Total derivative instruments                                            (4.7)     (38.0)         0.9
                                                                    --------------------------------
Net unrealized (depreciation) appreciation on available-for-sale
securities                                                          $  (11.7)  $   (6.2)   $    29.7
                                                                    ================================

7. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS
For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

EQUITY SECURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS
Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS
The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS
Fair values are estimated using independent pricing sources.

COMPANY OWNED LIFE INSURANCE
Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)
Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS
Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                  2003                      2002
                                                         -------------------------------------------------
                                                            CARRYING      FAIR      CARRYING       FAIR
DECEMBER 31,                                                 VALUE       VALUE        VALUE       VALUE
----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
    Cash and cash equivalents                            $    242.8   $    242.8   $    268.2   $    268.2
    Fixed maturities                                        4,080.1      4,080.1      4,685.1      4,685.1
    Equity securities                                          10.3         10.3         36.0         36.0
    Mortgage loans                                            122.3        128.1        175.1        186.0
    Policy loans                                              268.0        268.0        361.4        361.4
    Derivatives                                                36.5         36.5         44.7         44.7
    Company owned life insurance                                  -            -         67.2         67.2
                                                         -------------------------------------------------
                                                         $  4,760.0   $  4,765.8   $  5,637.7   $  5,648.6
                                                         =================================================

Financial Liabilities
    Guaranteed investment contracts                      $    207.5   $    217.0   $    207.2   $    220.4
    Derivatives                                                27.2         27.2         24.6         24.6
    Supplemental contracts without life contingencies          73.7         73.7         60.0         60.0
    Dividend accumulations                                     87.1         87.1         87.6         87.6
    Other individual contract deposit funds                    51.1         51.1         58.3         58.3
    Other group contract deposit funds                        162.2        165.3        164.6        173.5
    Individual annuity contracts - general account          1,193.7      1,150.3      1,493.0      1,434.6
    Trust instruments supported by funding obligations      1,200.3      1,210.8      1,202.8      1,224.5
                                                         -------------------------------------------------
                                                         $  3,002.8   $  2,982.5   $  3,298.1   $  3,283.5
                                                         =================================================

8. CLOSED BLOCK
Summarized financial information of the Closed Block as of December 31, 2003 and 2002 and for the periods ended December 31, 2003, 2002 and 2001 is as follows:

DECEMBER 31,                                                     2003       2002
----------------------------------------------------------------------------------
(IN MILLIONS)
Assets
    Fixed maturities, at fair value (amortized cost of
      $496.2 and $517.4)                                       $  523.4   $  542.4
    Mortgage loans                                                 40.7       46.6
    Policy loans                                                  156.1      167.4
    Cash and cash equivalents                                       9.4        0.3
    Accrued investment income                                      12.3       13.1
    Deferred policy acquisition costs                               6.1        8.2
    Deferred federal income taxes                                   7.6        5.4
    Other assets                                                    4.9        4.7
                                                               -------------------
Total assets                                                   $  760.5   $  788.1
                                                               -------------------
Liabilities
    Policy liabilities and accruals                               749.9      767.5
    Policyholder dividends                                         62.8       57.1
    Other liabilities                                               2.6       23.8
                                                               -------------------
Total liabilities                                              $  815.3   $  848.4
                                                               -------------------

Excess of Closed Block liabilities over assets designated
  to the Closed Block                                          $   54.8   $   60.3
Amounts included in accumulated other comprehensive income:
Net unrealized investment losses, net of deferred federal
  income tax benefits of $5.5 million and $5.2 million            (10.2)      (9.6)
                                                               -------------------
Maximum future earnings to be recognized from Closed Block
  assets and liabilities                                       $   44.6   $   50.7
                                                               ===================

FOR THE YEARS ENDED DECEMBER 31,                                2003      2002       2001
-------------------------------------------------------------------------------------------
(IN MILLIONS)
Revenues
  Premiums and other income                                    $  40.8   $  46.2    $  47.2
  Net investment income                                           46.4      51.3       54.1
  Realized investment losses                                       2.3      (8.3)      (2.2)
                                                               ----------------------------
Total revenues                                                    89.5      89.2       99.1
                                                               ----------------------------
Benefits and expenses
  Policy benefits                                                 80.7      79.4       83.1
  Policy acquisition expenses                                      2.2       2.2        0.6
  Other operating expenses                                         0.2       0.7          -
                                                               ----------------------------
Total benefits and expenses                                       83.1      82.3       83.7
                                                               ----------------------------
Contribution from the Closed Block                             $   6.4   $   6.9    $  15.4
                                                               ----------------------------

FOR THE YEARS ENDED DECEMBER 31,                                  2003          2002          2001
-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Cash flows
    Cash flows from operating activities:
    Contribution from the Closed Block                         $      6.4    $      6.9    $     15.4
    Adjustment for net realized investment (gains) losses            (2.3)          8.3           2.2
    Change in:
      Deferred policy acquisition costs                               2.1           2.2           0.6
      Policy liabilities and accruals                               (15.0)        (31.2)        (12.3)
      Expenses and taxes payable                                    (21.2)          9.6          (0.2)
      Other, net                                                     (0.8)         (1.3)          2.4
                                                               --------------------------------------
    Net cash (used in) provided by operating activities             (30.8)         (5.5)          8.1
    Cash flows from investing activities:
      Sales, maturities and repayments of investments               136.2         176.1         136.8
      Purchases of investments                                     (107.6)       (194.2)       (147.2)
      Policy loans and other, net                                    11.3          14.7           9.6
                                                               --------------------------------------
    Net cash provided by (used in) investing activities              39.9          (3.4)         (0.8)
                                                               --------------------------------------
Net increase (decrease) in cash and cash equivalents                  9.1          (8.9)          7.3
Cash and cash equivalents, beginning of year                          0.3           9.2           1.9
                                                               --------------------------------------
Cash and cash equivalents, end of year                         $      9.4    $      0.3    $      9.2
                                                               --------------------------------------

There were no reserves on mortgage loans at December 31, 2003 and 2002.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9. GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. Amortization expense in 2001 was $0.3 million, net of taxes. In accordance with Statement No. 142, the following table provides income (loss) before the cumulative effect of a change in accounting principle, net income (loss), and related per share amounts as of December 31, 2003, 2002 and 2001 as reported and adjusted as if the Company had ceased amortizing goodwill effective January 1, 2001.

DECEMBER 31,                                                      2003          2002          2001
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Reported income (loss) before cumulative effect of change
in accounting principle                                        $     16.3   $   (373.4)   $     39.6
    Goodwill amortization                                               -            -           0.3
                                                               ----------   ----------    ----------
    Adjusted income (loss) before cumulative effect of
      change in accounting principle                           $     16.3   $   (373.4)   $     39.9
                                                               ==========   ==========    ==========

    Reported net income (loss)                                 $     16.3   $   (375.0)   $     36.4
    Goodwill amortization                                               -            -           0.3
                                                               ----------   ----------    ----------
    Adjusted net income (loss)                                 $     16.3   $   (375.0)   $     36.7
                                                               ==========   ==========    ==========

In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2003. Based on this review, the Company recorded, during the fourth quarter of 2003, a pre-tax charge of $2.1 million, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. This charge, which relates to the Allmerica Financial Services segment (see Note 14 - Segment Information), was reflected in other operating expenses in the Consolidated Statements of Income. The Company used a discounted cash flow model to value this subsidiary. Subsequent to the Company's annual impairment review, on December 31, 2003, the Company sold this subsidiary. The remaining $0.9 million of goodwill was expensed as a component of the loss on sale.

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                  2003          2002          2001
-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax benefit
    Current                                                    $      2.5    $    (28.5)   $     (1.5)
    Deferred                                                        (19.9)       (215.3)        (13.0)
                                                               --------------------------------------
Total                                                          $    (17.4)   $   (243.8)   $    (14.5)
                                                               ======================================

The federal income tax (benefit) expense attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                  2003          2002          2001
-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit) expense                  $     (0.4)   $   (216.0)   $      8.8
    Dividend received deduction                                      (7.9)         (7.2)         (8.9)
    Changes in other tax estimates                                   (7.4)          1.1          (1.4)
    Tax credits                                                      (4.5)        (10.8)        (10.8)
    Restricted stock                                                  2.1             -             -
    Sale of subsidiary                                                1.5             -             -
    Prior years' federal income tax settlement                       (1.3)        (11.6)            -
    Other, net                                                        0.5           0.7          (2.2)
                                                               --------------------------------------
Federal income tax benefit                                     $    (17.4)   $   (243.8)   $    (14.5)
                                                               ======================================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                               2003         2002
-------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax (asset) liabilities
    Insurance reserves                                   $  (208.5)   $  (235.8)
    Deferred acquisition costs                               247.2        286.9
    Tax credit carryforwards                                 (58.8)       (61.8)
    Employee benefit plans                                   (59.6)       (72.4)
    Loss carryforwards                                       (95.7)       (82.1)
    Discontinued operations                                  (18.6)       (22.4)
    Software capitalization                                    7.8          6.7
    Investments, net                                         (27.6)       (19.0)
    Restructuring reserve                                     (7.4)        (3.8)
    Other, net                                                (2.6)        (8.7)
                                                         ----------------------
Deferred tax asset, net                                  $  (223.8)   $  (212.4)
                                                         ======================

Gross deferred income tax assets totaled approximately $592.4 million and $817.2 million at December 31, 2003 and 2002, respectively. Gross deferred income tax liabilities totaled approximately $368.6 million and $604.8 million at December 31, 2003 and 2002, respectively.

The Company believes, based on objective evidence, the deferred tax assets will be realized. At December 31, 2003, there are available alternative minimum tax credit carryforwards and general business credit carryforwards of $2.6 million and $52.6 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the general business credit carryforwards will expire beginning in 2018. At December 31, 2003, the Company has net operating loss carryforwards of $180.2 million which begin to expire in 2016. The Company also has capital loss carryforwards of $93.3 million which expire in 2008.

In the first quarter of 2004, the Company has reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that will result in a tax benefit of approximately $30 million.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. Certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

11. PENSION PLANS

AFC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

ASSUMPTIONS
The Company utilizes a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations are as follows:

DECEMBER 31,                                          2003      2002      2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                         5.875%    6.250%    6.875%
Expected return on plan assets                         8.50%     8.50%     9.50%
Rate of compensation increase                          4.00%     4.00%     4.00%
Cash balance allocation                                5.00%     3.00%     5.00%
Cash balance interest crediting rate                   5.00%     6.00%     7.00%

The Company utilizes a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

DECEMBER 31,                                          2003      2002      2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                         6.250%    6.875%    7.250%
Expected return on plan assets                         8.50%     9.50%     9.50%
Rate of compensation increase                          4.00%     4.00%     4.00%
Cash balance allocation                                5.00%     3.00%     5.00%
Cash balance interest crediting rate                   6.00%     7.00%     7.00%

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean returns downward to reflect this expectation. Also, the Company decreased its fixed income mean return from historical levels based on its expectation of modest increases in interest rates, slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2002, resulting in an expected rate of return on plan assets for 2003 of 8.50%.

PLAN ASSETS
The Company utilizes a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as manage expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company has determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds. The target allocations and actual invested asset allocations for 2003 and 2002 for the Company's plan assets are as follows:

                                                     TARGET
                                                     LEVELS
DECEMBER 31,                                          2003      2002      2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Equity securities:
  Domestic                                               47%    43.35%    46.09%
  International                                          20%    20.19%    15.36%
  AFC Common Stock                                        5%     7.41%     2.44%
                                                     --------------------------
Total equity securities                                  72%    70.95%    63.89%
  Fixed maturities                                       26%    28.73%    34.37%
  Money market funds                                      2%     0.32%     1.74%
                                                     --------------------------
Total fixed maturities and money market funds            28%    29.05%    36.11%
                                                     --------------------------
Total assets                                            100%   100.00%   100.00%
                                                     ==========================

During the fourth quarter of 2003, a portion of the plan assets were transferred from separate investment accounts of FAFLIC to non-affiliated commingled pools. At December 31, 2003, approximately 66% of plan assets were invested in these commingled pools. Prior to 2003, plan assets were invested primarily in various separate accounts and the general account of FAFLIC. Equity securities include 796,462 shares of AFC common stock at December 31, 2003 and 2002 with a market value of $24.5 million and $8.0 million, respectively.

OBLIGATIONS AND FUNDED STATUS
The following table is a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets. At December 31, 2003 and 2002, the projected benefit obligations exceeded the plans' assets. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. At December 31, 2003 and 2002, the Company had $40.9 million and $67.6 million in accumulated other comprehensive income related to its minimum pension liability. As such, during 2003, the Company recorded a decrease in the minimum pension liability of $26.8 million, while in 2002, the Company recorded an increase of $43.8 million. These changes in the liability are primarily the result of fluctuations in the market value of assets held by the plan due to general shifts in the equity market, as well as the $25.0 million Company contribution to the qualified plan in 2003.

DECEMBER 31,                                               2003         2002
-------------------------------------------------------------------------------
(IN MILLIONS)
Accumulated benefit obligation                           $   512.3    $   512.9
                                                         ----------------------
Change in benefit obligation:
Projected benefit obligations, beginning of year         $   525.4    $   483.2
Service cost - benefits earned during the year                11.8         11.1
Interest cost                                                 30.4         32.6
Actuarial (gains) losses                                     (14.0)        28.6
Benefits paid                                                (31.1)       (30.1)
                                                         ----------------------
Projected benefit obligations, end of year                   522.5        525.4
                                                         ----------------------

Change in plan assets:
Fair value of plan assets, beginning of year                 269.0        364.3
Actual return on plan assets                                  64.5        (68.8)
Company contribution                                          28.3          3.6
Benefits paid                                                (31.1)       (30.1)
                                                         ----------------------
Fair value of plan assets, end of year                       330.7        269.0
                                                         ----------------------
Funded status of the fund                                   (191.8)      (256.4)
Unrecognized transition obligation                           (12.8)       (15.0)
Unamortized prior service cost                                (8.3)        (3.5)
Unrecognized net actuarial gains                              24.6         26.3
                                                         ----------------------
Net pension liability                                    $  (188.3)   $  (248.6)
                                                         ----------------------

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $3.3 million and $4.7 million in 2003 and 2002, respectively, which reflects fair value, net of applicable amortization. In addition to the net pension liability, the Company has also recorded intangible assets related to its non-qualified plans of $0.6 million and $3.8 million as of December 31, 2003 and 2002, respectively.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                       2003        2002        2001
-------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost - benefits earned during the year       $   11.8    $   11.1    $   14.7
Interest cost                                            30.4        32.6        30.9
Expected return on plan assets                          (22.4)      (33.4)      (39.6)
Recognized net actuarial loss (gain)                     28.9        11.3        (0.4)
Amortization of transition asset                         (2.2)       (2.2)       (2.2)
Amortization of prior service cost                       (3.0)       (2.6)       (3.1)
Curtailment loss and special termination benefits         0.7         5.4           -
                                                     --------------------------------
  Net periodic pension cost benefit                  $   44.2    $   22.2    $    0.3
                                                     ================================

The curtailment loss in 2003 of $0.7 million is the result of the AFS VeraVest restructuring effort in the fourth quarter of 2003 (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for those home office participants terminated as a result of the AFS VeraVest restructuring. The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the 2002 AFS restructuring (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the aforementioned 2002 AFS restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net pension cost over five years.

CONTRIBUTIONS
The Company is required to contribute $2.7 million to its qualified pension plan in 2004 in order to fund its minimum obligation in accordance with ERISA. At this time, no additional contributions are expected to be made to the qualified plan. In addition, the Company expects to contribute $3.2 million to its non-qualified pension plans to fund 2004 benefit payments.

OTHER
In addition to the defined benefit plans, AFC provides a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2003, 2002 and 2001, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.4 million, $5.0 million, and $5.7 million in 2003, 2002 and 2001, respectively. The Company allocated approximately $3.4 million, $3.2 million and $3.6 million of the 401(k) expense to its affiliated companies in 2003, 2002 and 2001 respectively. In addition to this plan, the Company also has a defined contribution plan for substantially all of its former AFS agents. The Company recognized expenses in 2003, 2002 and 2001 of $1.1 million, $3.1 million, and $3.3 million, respectively, related to this plan. The decrease in expense in 2003 is due to the termination of all agent contracts as of December 31, 2002 pursuant to the AFS restructuring (see Note 4 - Significant Transactions). As a result, there will be no future agent or employer contributions to this plan.

12. OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The Company ceased its distribution of proprietary life and annuity products in 2002 (see Note 14 - Segment Information) and terminated all life insurance and annuity agent contracts as of December 31, 2002. The population of agents receiving postretirement benefits was frozen as of this date. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The Company has elected to defer accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act"). The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. Authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require the Company to modify previously reported information.

OBLIGATION AND FUNDED STATUS
The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,                                                         2003        2002
---------------------------------------------------------------------------------------
(IN MILLIONS)
Change in benefit obligation:
Accumulated postretirement benefit obligation, beginning of year   $   75.9    $   77.2
Service cost                                                            1.4         2.2
Interest cost                                                           4.9         5.0
Actuarial losses                                                       10.7         4.7
Plan amendments                                                        (9.6)          -
Benefits paid                                                          (4.4)       (4.2)
Curtailment gain and special termination benefits                         -        (9.0)
                                                                   --------------------
  Accumulated postretirment benefit obligation, end of year            78.9        75.9
                                                                   --------------------
Fair value of plan assets, end of year                                    -           -
                                                                   --------------------
Funded status of plan                                                 (78.9)      (75.9)
Unamortized prior service cost                                        (10.5)       (2.8)
Unrecognized net actuarial losses (gains)                               4.5        (6.0)
                                                                   --------------------
  Accumulated postretirement benefit costs                         $  (84.9)   $  (84.7)
                                                                   --------------------

Plan amendments in 2003 resulted in a benefit of $9.6 million and reflect a net increase in certain home office retiree contributions, deductibles and copayments, thereby lowering plan costs.

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS
The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                       2003        2002        2001
-------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost                                         $    1.4    $    2.2    $    2.3
Interest cost                                             4.9         5.0         4.9
Recognized net actuarial loss (gain)                      0.2        (0.3)       (0.4)
Amortization of prior service cost                       (1.9)       (2.2)       (2.2)
Curtailment loss and special termination benefits           -        (6.8)          -
                                                     --------------------------------
  Net periodic pension cost (benefit)                $    4.6    $   (2.1)   $    4.6
                                                     ================================

The company allocated approximately $2.9 million, $(1.3) million and $2.9 million of the net periodic postretirment cost (benefit) to its affiliated companies in 2003, 2002 and 2001 respectively.

As a result of the AFS restructuring in 2002 (see Note 4 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $1.7 million and $2.4 million in 2003 and 2002, respectively, which reflects fair value, net of applicable amortization.

ASSUMPTIONS
The Company utilizes a December 31 measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs are as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                 2003      2002
------------------------------------------------------------------------------------------------
Postretirement benefit obligations discount rate                                 5.875%    6.250%
Postretirement benefit cost discount rate                                        6.250%    6.875%

Assumed health care cost trend rates are as follows:

DECEMBER 31,                                                                     2003      2002
------------------------------------------------------------------------------------------------
Health care cost trend rate assumed for next year                                   10%        9%
Rate to which the cost trend is assumed to decline (ultimate trend rate)             5%        5%
Year the rate reaches the ultimate trend rate                                     2012      2010

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                                 2003      2002
------------------------------------------------------------------------------------------------
(IN MILLIONS)
Effect on total service and interest cost during 2003                           $  0.3    $ (0.3)
Effect on accumulated postretirement benefit obligation at December 31, 2003    $  3.2    $ (2.8)

13. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Insurance Commissioner to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $151.5 million at December 31, 2003. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $553.4 million at December 31, 2003 for AFLIAC. The Company Action Level is the first level in which the Massachusetts Insurance Commissioner would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. In the fourth quarter of 2003, with permission from the Massachusetts Insurance Commissioner, AFLIAC declared and paid a $25 million dividend to its parent, AFC. No dividends were declared by AFLIAC or FAFLIC to their parent during

2002 or 2001, and neither company can pay dividends to their parent without prior approval from the Massachusetts Insurance Commissioner.

14. SEGMENT INFORMATION

The Company offers financial products and services and conducts business principally in three operating segments. These segments are Property and Casualty (formerly "Risk Management"), AFS, and Asset Management (formerly "Allmerica Asset Management"). Prior to 2003, AFS and Asset Management comprised the Asset Accumulation group. In accordance with Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

The Property and Casualty segment includes the Company's discontinued operations (see Note 3 - Discontinued Operations).

At December 31, 2003, our AFS segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products. During 2003, AFS managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest. VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, the Company announced the cessation of retail sales through VeraVest (see Note 4 - Significant Transactions). In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that the Company planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, the Company ceased all new sales of these products.

Through its Asset Management segment, prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2003 and the fourth quarter of 2002 (see Note 4
- Significant Transactions). This segment continues to provide investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients through its subsidiary, Opus Investment Management, Inc., a Registered Investment Advisor. Additionally, this segment includes AMGRO, Inc., the Company's property and casualty insurance premium financing business.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities (mandatorily redeemable preferred securities of a subsidiary trust holding solely junior subordinated debentures of the Company) and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those related to certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax basis. Segment income excludes certain items, which are included in net income, such as federal income taxes and net realized investment gains and losses, including certain gains or losses on derivative instruments, because fluctuations in these gains and losses are determined by interest rates, financial markets and the timing of sales. Also, segment income excludes net gains and losses on disposals of businesses, discontinued operations, restructuring and reorganization costs, extraordinary items, the cumulative effect of accounting changes and certain other items. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income (loss) enhances understanding of the Company's results of operations by highlighting net income (loss) attributable to the normal operations of the business. However, segment income (loss) should not be construed as a substitute for net income (loss) determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,                                2003        2002         2001
------------------------------------------------------------------------------------------------
(IN MILLIONS)
Segment revenues:
    Allmerica Financial Services                              $   690.7   $   840.1    $   816.4
    Asset Management                                               62.5        99.7        143.5
                                                              ----------------------------------
        Total segment revenues                                    753.2       939.8        959.9
                                                              ----------------------------------
Adjustments to segment revenues:
    Net realized investment gains (losses)                         16.4      (137.7)       (86.6)
                                                              ----------------------------------
        Total revenues                                        $   769.6   $   802.1    $   873.3
                                                              ==================================

FOR THE YEARS ENDED DECEMBER 31,                                2003        2002         2001
------------------------------------------------------------------------------------------------
(IN MILLIONS)
Segment (loss) income before federal income taxes:
    Allmerica Financial Services                              $    30.9   $  (594.5)   $   147.5
    Asset Management                                                4.4        13.8         15.9
                                                              ----------------------------------
        Subtotal                                                   35.3      (580.7)       163.4
                                                              ----------------------------------
    Corporate                                                     (21.6)      (23.0)       (23.7)
                                                              ----------------------------------
        Segment income (loss) before federal income taxes          13.7      (603.7)       139.7
                                                              ----------------------------------
    Adjustments to segment income:
        Net realized investment gains (losses), net of
          amortization                                              9.9      (112.8)       (87.1)
        Gain from retirement of trust instruments supported
          by funding obligations                                    5.7       102.6            -
        Gain (loss) from sale of universal life business            5.5       (31.3)           -
        Sales practice litigation                                     -         2.5          7.7
        Restructuring costs                                       (29.0)      (14.8)           -
        Gains (losses) on derivative instruments                   (6.9)       40.3        (35.2)
                                                              ----------------------------------
    (Loss) income before federal income taxes                 $    (1.1)  $  (617.2)   $    25.1
                                                              ==================================

DECEMBER 31,                                  2003          2002         2003           2002
------------------------------------------------------------------------------------------------
(IN MILLIONS)                                IDENTIFIABLE ASSETS      DEFERRED ACQUISITION COSTS
    Property and Casualty (1)             $     270.3   $     276.2   $       2.6    $       2.9
    Allmerica Financial Services             17,367.9      18,951.9         892.0        1,027.2
    Asset Management                          1,399.4       1,449.7             -              -
                                          ------------------------------------------------------
        Total                             $  19,037.6   $  20,677.8   $     894.6    $   1,030.1
                                          ======================================================

(1) CONSISTS OF ASSETS RELATED TO THE COMPANY'S DISCONTINUED OPERATIONS OF $270.3 MILLION AND $276.2 MILLION AT DECEMBER 31, 2003 AND 2002, RESPECTIVELY.

15. LEASE COMMITMENTS

Rental expenses for operating leases amounted to $9.7 million, $11.3 million and $11.4 million in 2003, 2002 and 2001, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2003, future minimum rental payments under non-cancelable operating leases were approximately $22.0 million, payable as follows: 2004-$9.8 million; 2005-$6.0 million; 2006-$3.6 million; and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments may not be less than the amounts shown for 2004.

16. REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business (see Note 4 - Significant Transactions). Reinsurance recoverables related to this agreement were $625.3 million and $648.4 million at December 31, 2003 and 2002, respectively. This balance represents approximately 60.1% and 64.6% of the Company's reinsurance recoverables at December 31, 2003 and 2002, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                     2003        2002        2001
---------------------------------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
    Direct                                                         $   81.2    $   84.2    $   86.5
    Assumed                                                             0.5         0.6         0.7
    Ceded                                                             (39.8)      (36.7)      (38.2)
                                                                   --------------------------------
Net premiums                                                       $   41.9    $   48.1    $   49.0
                                                                   ================================
Life and accident and health insurance and other individual
policy benefits, claims, losses and loss adjustment expenses:
    Direct                                                         $  347.5    $  551.9    $  460.1
    Assumed                                                            (1.5)       (4.0)        0.3
    Ceded                                                             (80.8)      (62.3)      (46.1)
                                                                   --------------------------------
Net policy benefits, claims, losses and loss adjustment expenses   $  265.2    $  485.6    $  414.3
                                                                   ================================

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                                      2003          2002          2001
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                                       $  1,030.1    $  1,588.4    $  1,424.3
    Acquisition expenses deferred                                        10.3         269.2         275.2
    Amortized to expense during the year                               (141.1)       (496.9)        (77.5)
    Impairment of DAC asset related to annuity business                  (4.0)       (159.0)            -
    Amortization related to sale of universal life insurance
      business                                                              -        (155.9)            -
    Adjustment to equity during the year                                 (0.7)        (15.7)         (2.0)
    Adjustment for commission buyout program                                -             -         (31.6)
                                                                   --------------------------------------
Balance at end of year                                             $    894.6    $  1,030.1    $  1,588.4
                                                                   ======================================

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products.

During 2003 and 2002, the Company determined that the DAC asset related to certain distribution channels for our annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $4.5 million and $159.0 million, respectively, related to these items. Additionally, in 2002, the Company recognized approximately $203 million of additional amortization related to the impact of the equity market on future gross profits of its life insurance and annuity products and approximately $200 million of additional amortization related to the changes in several actuarial estimates related to our life insurance and annuity products. Also, in 2002, the Company recognized a permanent impairment related to the universal life DAC asset of $155.9 million due to the sale of that business.

During 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $437.3 million, $434.8 million and $463.5 million at December 31, 2003, 2002 and 2001, respectively. Reinsurance recoverables related to this business were $322.4 million, $329.3 million and $343.0 million in 2003, 2002 and 2001, respectively. The decreases in 2002 and 2001 were primarily attributable to the continued run-off of the group accident and health business.

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION
On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums of $2.5 million each. Plaintiffs, who AFLIAC identified as engaging in frequent transfers of significant sums between sub-accounts that in its opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in 2002. Plaintiffs allege that such restrictions constitute a breach of the terms of the annuity contracts and seek unspecified damages, including lost profits and prejudgment interest. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. The court ordered limited discovery regarding the plaintiffs' attempts to trade following dissemination of the trading restrictions. The Company has filed a motion for reconsideration and clarification of the court's partial summary judgment opinion. Other than the limited discovery ordered by the court, no discovery in the case has ensued to date, and it is too early in the proceedings for the Company to assess the amount of potential damages if AFLIAC should ultimately be unsuccessful in defending this lawsuit. The outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Subsequently, the Company has recognized pre-tax benefits of $2.5 million and $7.7 million in 2002 and 2001, respectively, resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers. The Company has $2.4 million in reserves at December 31, 2003 related to this lawsuit.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business and is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies. In the Company's opinion, based on the advice of legal counsel, the ultimate resolutions of such proceedings will not have a material effect on the Company's consolidated financial statements, although they could have a material effect on the results of operations for a particular quarter or annual period.

20. RELATED PARTY TRANSACTIONS

AFLIAC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by AFLIAC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $160.0 million, $350.6 million and $339.5 million in 2003, 2002 and 2001 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $20.5 million and $95.4 million at December 31, 2003 and 2002, respectively.

In accordance with the above agreement, AFLIAC has allocated a decrease of $46.2 million on the minimum pension liability as of December 31, 2003 and allocated a $76.0 million and $40.9 million minimum pension liability increase to its affiliates as of December 31, 2002 and December 31, 2001 respectively.

In December 2003, the Company paid a dividend of $25.0 million to its parent, AFC, consisting of $24.8 million of securities and $0.2 million of cash.

In December 2002, the Company's parent, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

In June 2002, the Company's parent, AFC, declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In March 2002, the Company's parent, AFC, declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

In December 2001, AFC declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in February 2002.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001, the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount total capital and surplus would have been had the accounting principles been applied retroactively for all prior periods. The adjustment reflected by the life and health insurance subsidiaries included an increase in surplus of $49.7 million related to the establishment of deferred tax assets and the change in valuation of pension liabilities. Reductions in surplus totaled $4.7 million and resulted from the change in valuations of post-employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

                                                 2003       2002         2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net Income (Combined)
    Life and Health Companies                  $    9.0   $  (296.0)   $  (44.9)
Statutory Shareholder's Surplus (Combined)
    Life and Health Companies                  $  495.6   $   427.1    $  377.9

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate
Account KG of Allmerica Financial Life Insurance and Annuity
Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account KG of Allmerica Financial Life Insurance and Annuity Company at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 26, 2004

SEPARATE ACCOUNT KG

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                                              CREDIT
                                                                                                ALGER         SUISSE
                                                                                 ALGER        AMERICAN         TRUST
                                                                               AMERICAN       LEVERAGED      EMERGING
                                                                               BALANCED        ALLCAP         MARKETS
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  92,089,057  $  30,444,498  $   7,851,337
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Total assets ............................................................     92,089,057     30,444,498      7,851,337

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  92,089,057  $  30,444,498  $   7,851,337
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  90,141,085  $  29,791,480  $   7,757,860
 Scudder Gateway Incentive ................................................        379,208        112,438         26,586
 Scudder Gateway Incentive with Optional Rider ............................      1,568,764        540,580         66,891
                                                                             -------------  -------------  -------------
                                                                             $  92,089,057  $  30,444,498  $   7,851,337
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $  91,860,484  $  41,718,640  $   6,198,881
Underlying Fund shares held ...............................................      6,997,649      1,083,820        738,602

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     90,542,460     46,804,418      9,474,497
 Net asset value per unit, December 31, 2003 ..............................  $    0.995567  $    0.636510  $    0.818815

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        383,896        140,542         25,560
 Net asset value per unit, December 31, 2003 ..............................  $    0.987788  $    0.800031  $    1.040127

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................      1,599,644        680,584         64,784
 Net asset value per unit, December 31, 2003 ..............................  $    0.980696  $    0.794288  $    1.032519

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                CREDIT
                                                                                SUISSE                        DREYFUS
                                                                                 TRUST                       SOCIALLY
                                                                                GLOBAL       DREYFUS IP     RESPONSIBLE
                                                                             POST-VENTURE      MIDCAP         GROWTH
                                                                                CAPITAL         STOCK        FUND, INC
                                                                             -------------  -------------  -------------
ASSETS:

Investments in shares of the Underlying Funds, at market value ............  $   3,068,387  $  76,569,578  $   8,251,465
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................             50             47              -
                                                                             -------------  -------------  -------------
  Total assets ............................................................      3,068,437     76,569,625      8,251,465

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $   3,068,437  $  76,569,625  $   8,251,465
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $   3,018,846  $  75,462,837  $   8,161,945
 Scudder Gateway Incentive ................................................          1,136        465,387         64,295
 Scudder Gateway Incentive with Optional Rider ............................         48,455        641,401         25,225
                                                                             -------------  -------------  -------------
                                                                             $   3,068,437  $  76,569,625  $   8,251,465
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $   2,729,612  $  67,596,941  $  10,507,737
Underlying Fund shares held ...............................................        324,697      4,840,050        346,846

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................      6,019,309     61,205,107     11,900,724
 Net asset value per unit, December 31, 2003 ..............................  $    0.501527  $    1.232950  $    0.685836

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................          1,539        411,966         88,787
 Net asset value per unit, December 31, 2003 ..............................  $    0.737927  $    1.129673  $    0.724148

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................         66,145        571,896         35,090
 Net asset value per unit, December 31, 2003 ..............................  $    0.732556  $    1.121534  $    0.718869

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                                               JANUS
                                                                                INVESCO         JANUS          ASPEN
                                                                                  VIF           ASPEN       GROWTH AND
                                                                               UTILITIES       GROWTH         INCOME
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $   6,435,672  $     577,171  $     703,205
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Total assets ............................................................      6,435,672        577,171        703,205

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $   6,435,672  $     577,171  $     703,205
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $   6,266,707  $     577,171  $     703,205
 Scudder Gateway Incentive ................................................         44,588              -              -
 Scudder Gateway Incentive with Optional Rider ............................        124,377              -              -
                                                                             -------------  -------------  -------------
                                                                             $   6,435,672  $     577,171  $     703,205
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $   6,267,150  $     936,088  $     956,530
Underlying Fund shares held ...............................................        496,579         30,014         49,696

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     10,174,299        775,498        697,090
 Net asset value per unit, December 31, 2003 ..............................  $    0.615935  $    0.744259  $    1.008772

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................         72,508              -              -
 Net asset value per unit, December 31, 2003 ..............................  $    0.614940  $           -  $           -

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        203,644              -              -
 Net asset value per unit, December 31, 2003 ..............................  $    0.610757  $           -  $           -

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                SCUDDER        SCUDDER        SCUDDER
                                                                             21ST CENTURY    AGGRESSIVE        BLUE
                                                                                GROWTH         GROWTH          CHIP
                                                                               SERIES I       SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  10,564,851  $  18,776,020  $  94,469,678
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              1            152
                                                                             -------------  -------------  -------------
  Total assets ............................................................     10,564,851     18,776,021     94,469,830

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  10,564,851  $  18,776,021  $  94,469,830
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  10,380,702  $  18,635,228  $  93,906,011
 Scudder Gateway Incentive ................................................        107,031         40,644        210,963
 Scudder Gateway Incentive with Optional Rider ............................         77,118        100,149        352,856
                                                                             -------------  -------------  -------------
                                                                             $  10,564,851  $  18,776,021  $  94,469,830
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $  12,460,412  $  24,597,405  $ 101,028,174
Underlying Fund shares held ...............................................      2,205,606      1,982,684      7,978,858

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     23,348,775     20,571,704     84,329,850
 Net asset value per unit, December 31, 2003 ..............................  $    0.444593  $    0.905867  $    1.113556

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        165,677         54,859        245,165
 Net asset value per unit, December 31, 2003 ..............................  $    0.646022  $    0.740875  $    0.860493

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        120,238        136,146        413,030
 Net asset value per unit, December 31, 2003 ..............................  $    0.641377  $    0.735601  $    0.854310

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                SCUDDER        SCUDDER        SCUDDER
                                                                                CAPITAL      CONTRARIAN        FIXED
                                                                                GROWTH          VALUE         INCOME
                                                                               SERIES I       SERIES II      SERIES II
                                                                                CLASS A        CLASS A      CLASS A (a)
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  33,184,030  $ 102,169,329  $  93,372,660
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -             42              -
                                                                             -------------  -------------  -------------
  Total assets ............................................................     33,184,030    102,169,371     93,372,660

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  33,184,030  $ 102,169,371  $  93,372,660
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  32,725,772  $ 101,422,625  $  92,176,865
 Scudder Gateway Incentive ................................................        129,010        220,237        443,171
 Scudder Gateway Incentive with Optional Rider ............................        329,248        526,509        752,624
                                                                             -------------  -------------  -------------
                                                                             $  33,184,030  $ 102,169,371  $  93,372,660
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $  47,757,629  $  96,279,913  $  88,177,215
Underlying Fund shares held ...............................................      2,274,437      7,012,308      7,672,364

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     37,575,536     58,024,086     66,673,945
 Net asset value per unit, December 31, 2003 ..............................  $    0.870933  $    1.747940  $    1.382502

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        169,302        196,217        390,708
 Net asset value per unit, December 31, 2003 ..............................  $    0.762013  $    1.122416  $    1.134277

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        435,253        472,490        668,337
 Net asset value per unit, December 31, 2003 ..............................  $    0.756452  $    1.114328  $    1.126114

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                SCUDDER        SCUDDER        SCUDDER
                                                                                GLOBAL         GLOBAL       GOVERNMENT
                                                                               BLUE CHIP      DISCOVERY     SECURITIES
                                                                               SERIES II      SERIES I       SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  21,607,349  $  38,957,407  $ 154,628,180
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              2            202
                                                                             -------------  -------------  -------------
  Total assets ............................................................     21,607,349     38,957,409    154,628,382

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  21,607,349  $  38,957,409  $ 154,628,382
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  21,092,187  $  38,627,238  $ 152,238,374
 Scudder Gateway Incentive ................................................        214,409        128,970      1,264,844
 Scudder Gateway Incentive with Optional Rider ............................        300,753        201,201      1,125,164
                                                                             -------------  -------------  -------------
                                                                             $  21,607,349  $  38,957,409  $ 154,628,382
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $  19,012,981  $  33,584,351  $ 151,565,005
Underlying Fund shares held ...............................................      2,079,629      3,753,123     12,320,971

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     20,335,605     30,661,307    109,355,887
 Net asset value per unit, December 31, 2003 ..............................  $    1.037205  $    1.259804  $    1.392137

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        229,427        136,850      1,127,003
 Net asset value per unit, December 31, 2003 ..............................  $    0.934540  $    0.942422  $    1.122308

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        324,161        215,043      1,009,790
 Net asset value per unit, December 31, 2003 ..............................  $    0.927788  $    0.935630  $    1.114255

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                SCUDDER                      SCUDDER
                                                                              GROWTH AND       SCUDDER        HEALTH
                                                                                INCOME         GROWTH        SCIENCES
                                                                               SERIES I       SERIES II      SERIES I
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  36,135,695  $  60,647,526  $  25,576,616
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -          3,112
                                                                             -------------  -------------  -------------
  Total assets ............................................................     36,135,695     60,647,526     25,579,728

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  36,135,695  $  60,647,526  $  25,579,728
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  35,471,414  $  60,246,529  $  24,445,533
 Scudder Gateway Incentive ................................................         97,972        115,498        308,326
 Scudder Gateway Incentive with Optional Rider ............................        566,309        285,499        825,869
                                                                             -------------  -------------  -------------
                                                                             $  36,135,695  $  60,647,526  $  25,579,728
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $  41,295,292  $  98,571,266  $  22,074,985
Underlying Fund shares held ...............................................      4,251,258      3,276,474      2,335,765

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     45,199,297     63,007,189     23,181,403
 Net asset value per unit, December 31, 2003 ..............................  $    0.784778  $    0.956185  $    1.054532

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        110,671        155,118        292,752
 Net asset value per unit, December 31, 2003 ..............................  $    0.885252  $    0.744583  $    1.053199

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        644,363        386,179        789,534
 Net asset value per unit, December 31, 2003 ..............................  $    0.878867  $    0.739292  $    1.046021

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                SCUDDER        SCUDDER
                                                                                 HIGH       INTERNATIONAL     SCUDDER
                                                                                INCOME      SELECT EQUITY  INTERNATIONAL
                                                                               SERIES II      SERIES II      SERIES I
                                                                              CLASS A (a)      CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $ 151,289,734  $  42,463,792  $  33,332,589
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................            270             32              -
                                                                             -------------  -------------  -------------
  Total assets ............................................................    151,290,004     42,463,824     33,332,589

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              5
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $ 151,290,004  $  42,463,824  $  33,332,584
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $ 149,621,814  $  42,120,200  $  32,629,797
 Scudder Gateway Incentive ................................................        527,369        139,353        225,674
 Scudder Gateway Incentive with Optional Rider ............................      1,140,821        204,271        477,113
                                                                             -------------  -------------  -------------
                                                                             $ 151,290,004  $  42,463,824  $  33,332,584
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $ 154,966,024  $  35,488,830  $  29,309,622
Underlying Fund shares held ...............................................     17,946,588      4,171,296      4,035,422

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................    120,130,207     38,494,236     40,727,123
 Net asset value per unit, December 31, 2003 ..............................  $    1.245497  $    1.094195  $    0.801181

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        457,245        154,376        294,740
 Net asset value per unit, December 31, 2003 ..............................  $    1.153362  $    0.902685  $    0.765672

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        996,325        227,946        627,718
 Net asset value per unit, December 31, 2003 ..............................  $    1.145030  $    0.896139  $    0.760075

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                SCUDDER        SCUDDER        SCUDDER
                                                                                 MONEY          SMALL        STRATEGIC
                                                                                MARKET       CAP GROWTH       INCOME
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $ 120,436,744  $  56,105,771  $  29,117,257
Investment income receivable ..............................................         39,779              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -             65              -
                                                                             -------------  -------------  -------------
  Total assets ............................................................    120,476,523     56,105,836     29,117,257

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $ 120,476,523  $  56,105,836  $  29,117,257
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $ 118,046,154  $  55,437,457  $  28,724,639
 Scudder Gateway Incentive ................................................        185,668        243,439        183,193
 Scudder Gateway Incentive with Optional Rider ............................      2,244,701        424,940        209,425
                                                                             -------------  -------------  -------------
                                                                             $ 120,476,523  $  56,105,836  $  29,117,257
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $ 120,436,744  $  57,323,849  $  26,300,358
Underlying Fund shares held ...............................................    120,436,744      4,947,599      2,465,475

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     99,559,373     51,463,356     22,653,805
 Net asset value per unit, December 31, 2003 ..............................  $    1.185686  $    1.077222  $    1.267983

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        184,299        355,459        153,161
 Net asset value per unit, December 31, 2003 ..............................  $    1.007426  $    0.684859  $    1.196079

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................      2,244,304        624,994        176,362
 Net asset value per unit, December 31, 2003 ..............................  $    1.000177  $    0.679910  $    1.187470

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                                                SVS
                                                                                SCUDDER        SCUDDER         DAVIS
                                                                              TECHNOLOGY        TOTAL         VENTURE
                                                                                GROWTH         RETURN          VALUE
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  66,118,183  $ 206,382,883  $  55,371,861
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................          3,778            326             46
                                                                             -------------  -------------  -------------
  Total assets ............................................................     66,121,961    206,383,209     55,371,907

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  66,121,961  $ 206,383,209  $  55,371,907
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  65,237,885  $ 204,797,685  $  53,600,150
 Scudder Gateway Incentive ................................................        199,569        290,707        315,644
 Scudder Gateway Incentive with Optional Rider ............................        684,507      1,294,817      1,456,113
                                                                             -------------  -------------  -------------
                                                                             $  66,121,961  $ 206,383,209  $  55,371,907
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $ 100,361,729  $ 242,431,210  $  48,457,348
Underlying Fund shares held ...............................................      7,479,433      9,693,889      5,370,694

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     78,218,948    158,329,179     53,580,433
 Net asset value per unit, December 31, 2003 ..............................  $    0.834042  $    1.293493  $    1.000368

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        281,874        311,982        315,972
 Net asset value per unit, December 31, 2003 ..............................  $    0.708009  $    0.931806  $    0.998963

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        973,949      1,399,583      1,467,505
 Net asset value per unit, December 31, 2003 ..............................  $    0.702816  $    0.925145  $    0.992237

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                  SVS            SVS            SVS
                                                                                DREMAN         DREMAN         DREMAN
                                                                               FINANCIAL     HIGH RETURN     SMALL CAP
                                                                               SERVICES        EQUITY          VALUE
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  41,772,293  $ 199,653,763  $ 114,362,096
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................             48             84            149
                                                                             -------------  -------------  -------------
  Total assets ............................................................     41,772,341    199,653,847    114,362,245

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  41,772,341  $ 199,653,847  $ 114,362,245
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  41,143,906  $ 195,879,353  $ 112,761,283
 Scudder Gateway Incentive ................................................         81,220      1,138,816        465,828
 Scudder Gateway Incentive with Optional Rider ............................        547,215      2,635,678      1,135,134
                                                                             -------------  -------------  -------------
                                                                             $  41,772,341  $ 199,653,847  $ 114,362,245
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $  34,837,153  $ 180,481,420  $  91,373,485
Underlying Fund shares held ...............................................      3,387,858     17,699,801      7,120,928

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     33,869,012    161,745,410     71,092,932
 Net asset value per unit, December 31, 2003 ..............................  $    1.214795  $    1.211035  $    1.586111

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................         70,832      1,087,753        335,423
 Net asset value per unit, December 31, 2003 ..............................  $    1.146661  $    1.046944  $    1.388779

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        480,736      2,535,678        823,346
 Net asset value per unit, December 31, 2003 ..............................  $    1.138286  $    1.039437  $    1.378684

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                  SVS            SVS
                                                                             EAGLE FOCUSED      FOCUS           SVS
                                                                               LARGE CAP       VALUE+          INDEX
                                                                                GROWTH         GROWTH           500
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $  23,089,905  $  60,812,686  $  99,962,949
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              9
                                                                             -------------  -------------  -------------
  Total assets ............................................................     23,089,905     60,812,686     99,962,958

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -            449              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $  23,089,905  $  60,812,237  $  99,962,958
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $  22,542,165  $  60,419,570  $  97,567,508
 Scudder Gateway Incentive ................................................        129,721        204,475      1,190,808
 Scudder Gateway Incentive with Optional Rider ............................        418,019        188,192      1,204,642
                                                                             -------------  -------------  -------------
                                                                             $  23,089,905  $  60,812,237  $  99,962,958
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $  26,977,843  $  69,688,185  $ 102,365,086
Underlying Fund shares held ...............................................      2,675,539      4,795,954     11,971,611

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................     27,041,685     47,813,267    120,291,099
 Net asset value per unit, December 31, 2003 ..............................  $    0.833608  $    1.263657  $    0.811095

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        163,679        243,353      1,342,238
 Net asset value per unit, December 31, 2003 ..............................  $    0.792531  $    0.840242  $    0.887181

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................        531,304        225,598      1,367,698
 Net asset value per unit, December 31, 2003 ..............................  $    0.786780  $    0.834190  $    0.880781

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                  SVS            SVS            SVS
                                                                                INVESCO         JANUS          JANUS
                                                                                DYNAMIC      GROWTH AND       GROWTH
                                                                                GROWTH         INCOME      OPPORTUNITIES
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $   6,870,877  $  57,513,262  $  39,673,860
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -          2,969            420
                                                                             -------------  -------------  -------------
  Total assets ............................................................      6,870,877     57,516,231     39,674,280

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $   6,870,877  $  57,516,231  $  39,674,280
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $   6,661,945  $  56,280,639  $  39,359,972
 Scudder Gateway Incentive ................................................        136,170         77,719        140,434
 Scudder Gateway Incentive with Optional Rider ............................         72,762      1,157,873        173,874
                                                                             -------------  -------------  -------------
                                                                             $   6,870,877  $  57,516,231  $  39,674,280
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $   6,091,541  $  67,033,378  $  62,151,228
Underlying Fund shares held ...............................................        833,843      6,491,338      5,733,217

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................      8,395,022     65,698,521     60,324,940
 Net asset value per unit, December 31, 2003 ..............................  $    0.793559  $    0.856650  $    0.652466

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................        171,855         87,670        199,169
 Net asset value per unit, December 31, 2003 ..............................  $    0.792356  $    0.886494  $    0.705100

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................         92,464      1,315,548        248,356
 Net asset value per unit, December 31, 2003 ..............................  $    0.786925  $    0.880145  $    0.700099

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

December 31, 2003

                                                                                  SVS            SVS            SVS
                                                                                  MFS            OAK          TURNER
                                                                               STRATEGIC      STRATEGIC       MID CAP
                                                                                 VALUE         EQUITY         GROWTH
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............  $   4,113,484  $  14,447,424  $  23,665,073
Investment income receivable ..............................................              -              -              -
Receivable from Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Total assets ............................................................      4,113,484     14,447,424     23,665,073

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ........................................................              -              -              -
                                                                             -------------  -------------  -------------
  Net assets ..............................................................  $   4,113,484  $  14,447,424  $  23,665,073
                                                                             =============  =============  =============

Net asset distribution by category:
 Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus ..........  $   4,105,902  $  14,069,671  $  22,989,669
 Scudder Gateway Incentive ................................................              -        149,748        144,046
 Scudder Gateway Incentive with Optional Rider ............................          7,582        228,005        531,358
                                                                             -------------  -------------  -------------
                                                                             $   4,113,484  $  14,447,424  $  23,665,073
                                                                             =============  =============  =============

Investments in shares of the Underlying Funds, at cost ....................  $   3,589,870  $  13,027,797  $  20,729,995
Underlying Fund shares held ...............................................        401,707      2,106,038      2,664,986

Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Units outstanding, December 31, 2003 .....................................      4,084,869     21,296,613     26,881,773
 Net asset value per unit, December 31, 2003 ..............................  $    1.005149  $    0.660653  $    0.855214

Scudder Gateway Incentive:
 Units outstanding, December 31, 2003 .....................................              -        227,060        168,675
 Net asset value per unit, December 31, 2003 .............................$              -  $    0.659509  $    0.853983

Scudder Gateway Incentive with Optional Rider:
 Units outstanding, December 31, 2003 .....................................          7,582        348,014        626,481
 Net asset value per unit, December 31, 2003 ..............................  $    1.000004  $    0.655161  $    0.848163

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2003

                                                                                                              CREDIT
                                                                                               ALGER          SUISSE
                                                                                ALGER         AMERICAN        TRUST
                                                                               AMERICAN       LEVERAGED      EMERGING
                                                                               BALANCED        ALLCAP        MARKETS
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $   1,782,314  $           -  $           -
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................      1,057,800        342,311         63,910
 Administrative expense fees ..............................................        126,936         41,077          7,670
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................      1,184,736        383,388         71,580
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          4,249          1,332            313
 Administrative expense fees ..............................................            490            154             36
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          4,739          1,486            349
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................         21,370          6,152            606
 Administrative expense fees ..............................................          6,575          1,893            187
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................         27,945          8,045            793
                                                                             -------------  -------------  -------------

      Total expenses ......................................................      1,217,420        392,919         72,722
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................        564,894       (392,919)       (72,722)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................     (1,074,625)    (3,709,626)      (290,129)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................     (1,074,625)    (3,709,626)      (290,129)
 Net unrealized gain (loss) ...............................................     14,247,102     11,838,978      2,229,787
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................     13,172,477      8,129,352      1,939,658
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $  13,737,371  $   7,736,433  $   1,866,936
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                 CREDIT
                                                                                 SUISSE                      DREYFUS
                                                                                  TRUST                      SOCIALLY
                                                                                 GLOBAL      DREYFUS IP     RESPONSIBLE
                                                                             POST-VENTURE      MIDCAP         GROWTH
                                                                                CAPITAL        STOCK         FUND, INC
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $           -  $     185,437  $       8,455
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................         29,343        801,398         97,001
 Administrative expense fees ..............................................          3,521         96,168         11,640
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................         32,864        897,566        108,641
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................             26          4,924            718
 Administrative expense fees ..............................................              3            568             83
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................             29          5,492            801
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................            523          8,286            252
 Administrative expense fees ..............................................            161          2,549             78
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................            684         10,835            330
                                                                             -------------  -------------  -------------

      Total expenses ......................................................         33,577        913,893        109,772
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................        (33,577)      (728,456)      (101,317)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................        (79,028)      (636,341)      (943,627)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................        (79,028)      (636,341)      (943,627)
 Net unrealized gain (loss) ...............................................      1,012,265     18,633,734      2,759,718
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................        933,237     17,997,393      1,816,091
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $     899,660  $  17,268,937  $   1,714,774
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                                              JANUS
                                                                                INVESCO         JANUS         ASPEN
                                                                                  VIF           ASPEN       GROWTH AND
                                                                               UTILITIES        GROWTH        INCOME
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $      70,745  $         474  $       6,767
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................         65,007          6,555          8,245
 Administrative expense fees ..............................................          7,801            786            989
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................         72,808          7,341          9,234
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................            556              -              -
 Administrative expense fees ..............................................             64              -              -
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................            620              -              -
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................          1,458              -              -
 Administrative expense fees ..............................................            448              -              -
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,906              -              -
                                                                             -------------  -------------  -------------

      Total expenses ......................................................         75,334          7,341          9,234
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................         (4,589)        (6,867)        (2,467)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................       (105,857)      (103,569)       (78,591)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................       (105,857)      (103,569)       (78,591)
 Net unrealized gain (loss) ...............................................        939,922        246,095        213,164
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................        834,065        142,526        134,573
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $     829,476  $     135,659  $     132,106
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                SCUDDER       SCUDDER         SCUDDER
                                                                             21ST CENTURY    AGGRESSIVE        BLUE
                                                                                GROWTH         GROWTH          CHIP
                                                                                SERIES I     SERIES II       SERIES II
                                                                                CLASS A       CLASS A         CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $           -  $           -  $     537,597
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................        103,797        207,634      1,069,482
 Administrative expense fees ..............................................         12,455         24,916        128,338
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................        116,252        232,550      1,197,820
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          1,250            534          2,541
 Administrative expense fees ..............................................            144             62            293
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,394            596          2,834
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................            755          1,200          5,182
 Administrative expense fees ..............................................            232            370          1,595
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................            987          1,570          6,777
                                                                             -------------  -------------  -------------

      Total expenses ......................................................        118,633        234,716      1,207,431
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................       (118,633)      (234,716)      (669,834)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................       (547,969)    (2,948,162)    (4,321,351)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................       (547,969)    (2,948,162)    (4,321,351)
 Net unrealized gain (loss) ...............................................      2,781,219      7,756,968     24,705,283
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................      2,233,250      4,808,806     20,383,932
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $   2,114,617  $   4,574,090  $  19,714,098
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                SCUDDER       SCUDDER         SCUDDER
                                                                                CAPITAL      CONTRARIAN        FIXED
                                                                                GROWTH          VALUE         INCOME
                                                                                SERIES I      SERIES II      SERIES II
                                                                                CLASS A        CLASS A      CLASS A (a)
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $     129,147  $   1,764,741  $   3,607,836
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................        378,007      1,126,337      1,265,021
 Administrative expense fees ..............................................         45,361        135,160        151,803
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................        423,368      1,261,497      1,416,824
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          1,338          2,361          6,269
 Administrative expense fees ..............................................            155            272            723
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,493          2,633          6,992
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................          3,495          4,455         11,261
 Administrative expense fees ..............................................          1,075          1,371          3,465
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          4,570          5,826         14,726
                                                                             -------------  -------------  -------------

      Total expenses ......................................................        429,431      1,269,956      1,438,542
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................       (300,284)       494,785      2,169,294
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................     (4,468,146)    (3,528,762)     1,298,838
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................     (4,468,146)    (3,528,762)     1,298,838
 Net unrealized gain (loss) ...............................................     11,581,294     27,528,779         94,928
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................      7,113,148     24,000,017      1,393,766
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $   6,812,864  $  24,494,802  $   3,563,060
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                SCUDDER        SCUDDER        SCUDDER
                                                                                GLOBAL         GLOBAL       GOVERNMENT
                                                                               BLUE CHIP      DISCOVERY     SECURITIES
                                                                               SERIES II      SERIES I      SERIES II
                                                                                CLASS A        CLASS A       CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $      66,403  $      31,523  $   6,530,810
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................        221,745        407,534      2,521,440
 Administrative expense fees ..............................................         26,609         48,904        302,573
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................        248,354        456,438      2,824,013
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          2,403          1,196         20,360
 Administrative expense fees ..............................................            277            138          2,349
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          2,680          1,334         22,709
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................          4,358          1,967         16,643
 Administrative expense fees ..............................................          1,341            606          5,121
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          5,699          2,573         21,764
                                                                             -------------  -------------  -------------

      Total expenses ......................................................        256,733        460,345      2,868,486
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................       (190,330)      (428,822)     3,662,324
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -      3,992,073
 Net realized gain (loss) from sales of investments .......................       (927,326)      (996,558)     2,114,743
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................       (927,326)      (996,558)     6,106,816
 Net unrealized gain (loss) ...............................................      5,705,540     14,425,835     (8,404,388)
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................      4,778,214     13,429,277     (2,297,572)
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $   4,587,884  $  13,000,455  $   1,364,752
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                               SCUDDER                       SCUDDER
                                                                              GROWTH AND       SCUDDER       HEALTH
                                                                                INCOME         GROWTH       SCIENCES
                                                                               SERIES I       SERIES II     SERIES I
                                                                               CLASS A         CLASS A       CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $     328,566  $      62,417  $           -
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................        392,026        705,103        257,098
 Administrative expense fees ..............................................         47,044         84,612         30,852
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................        439,070        789,715        287,950
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          1,158          1,391          3,482
 Administrative expense fees ..............................................            134            161            401
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,292          1,552          3,883
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................          6,849          3,324          9,653
 Administrative expense fees ..............................................          2,107          1,022          2,970
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          8,956          4,346         12,623
                                                                             -------------  -------------  -------------

      Total expenses ......................................................        449,318        795,613        304,456
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................       (120,752)      (733,196)      (304,456)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................     (1,729,328)    (8,942,917)      (413,225)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................     (1,729,328)    (8,942,917)      (413,225)
 Net unrealized gain (loss) ...............................................      9,047,993     21,304,052      6,625,935
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................      7,318,665     12,361,135      6,212,710
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $   7,197,913  $  11,627,939  $   5,908,254
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                SCUDDER       SCUDDER
                                                                                 HIGH       INTERNATIONAL     SCUDDER
                                                                                INCOME      SELECT EQUITY  INTERNATIONAL
                                                                               SERIES II      SERIES II       SERIES I
                                                                              CLASS A (a)      CLASS A        CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $  11,187,033  $     469,826  $     210,764
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................      1,700,748        456,946        348,409
 Administrative expense fees ..............................................        204,090         54,834         41,809
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................      1,904,838        511,780        390,218
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          5,541          1,712          2,464
 Administrative expense fees ..............................................            639            198            284
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          6,180          1,910          2,748
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................         12,045          2,363          5,037
 Administrative expense fees ..............................................          3,706            728          1,550
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................         15,751          3,091          6,587
                                                                             -------------  -------------  -------------

      Total expenses ......................................................      1,926,769        516,781        399,553
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................      9,260,264        (46,955)      (188,789)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................     (5,802,517)      (999,910)    (1,287,710)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................     (5,802,517)      (999,910)    (1,287,710)
 Net unrealized gain (loss) ...............................................     24,196,288     10,145,322      8,319,641
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................     18,393,771      9,145,412      7,031,931
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $  27,654,035  $   9,098,457  $   6,843,142
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                SCUDDER        SCUDDER        SCUDDER
                                                                                 MONEY          SMALL        STRATEGIC
                                                                                MARKET       CAP GROWTH       INCOME
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $   1,253,872  $           -  $     401,263
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................      2,109,706        613,508        370,441
 Administrative expense fees ..............................................        253,164         73,621         44,453
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................      2,362,870        687,129        414,894
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          5,791          2,564          2,417
 Administrative expense fees ..............................................            669            296            279
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          6,460          2,860          2,696
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................         45,029          3,711          5,715
 Administrative expense fees ..............................................         13,855          1,142          1,758
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................         58,884          4,853          7,473
                                                                             -------------  -------------  -------------

      Total expenses ......................................................      2,428,214        694,842        425,063
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................     (1,174,342)      (694,842)       (23,800)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -         13,556
 Net realized gain (loss) from sales of investments .......................              -     (2,610,029)       807,288
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................              -     (2,610,029)       820,844
 Net unrealized gain (loss) ...............................................              -     16,607,677        985,683
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................              -     13,997,648      1,806,527
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $  (1,174,342) $  13,302,806  $   1,782,727
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                                                SVS
                                                                                SCUDDER       SCUDDER          DAVIS
                                                                              TECHNOLOGY       TOTAL          VENTURE
                                                                                GROWTH         RETURN          VALUE
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $           -  $   6,231,055  $     243,444
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................        681,099      2,502,662        568,121
 Administrative expense fees ..............................................         81,732        300,320         68,175
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................        762,831      2,802,982        636,296
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          2,501          3,444          3,892
 Administrative expense fees ..............................................            288            398            450
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          2,789          3,842          4,342
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................          7,117         15,984         16,610
 Administrative expense fees ..............................................          2,190          4,919          5,111
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          9,307         20,903         21,721
                                                                             -------------  -------------  -------------

      Total expenses ......................................................        774,927      2,827,727        662,359
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................       (774,927)     3,403,328       (418,915)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................     (9,384,346)   (10,620,794)      (424,920)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................     (9,384,346)   (10,620,794)      (424,920)
 Net unrealized gain (loss) ...............................................     30,309,464     37,393,543     12,804,300
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................     20,925,118     26,772,749     12,379,380
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $  20,150,191  $  30,176,077  $  11,960,465
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                 SVS            SVS            SVS
                                                                                DREMAN         DREMAN         DREMAN
                                                                               FINANCIAL     HIGH RETURN     SMALL CAP
                                                                               SERVICES        EQUITY          VALUE
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $     554,930  $   3,531,910  $   1,003,196
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................        466,155      2,110,598      1,135,782
 Administrative expense fees ..............................................         55,939        253,271        136,294
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................        522,094      2,363,869      1,272,076
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................            956         12,593          5,124
 Administrative expense fees ..............................................            110          1,453            591
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,066         14,046          5,715
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................          6,361         30,582         10,763
 Administrative expense fees ..............................................          1,957          9,410          3,312
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          8,318         39,992         14,075
                                                                             -------------  -------------  -------------

      Total expenses ......................................................        531,478      2,417,907      1,291,866
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................         23,452      1,114,003       (288,670)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -      1,346,756
 Net realized gain (loss) from sales of investments .......................          9,019     (3,007,811)      (975,901)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................          9,019     (3,007,811)       370,855
 Net unrealized gain (loss) ...............................................      8,689,803     48,183,552     31,721,031
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................      8,698,822     45,175,741     32,091,886
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $   8,722,274  $  46,289,744  $  31,803,216
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                 SVS             SVS
                                                                             EAGLE FOCUSED      FOCUS          SVS
                                                                               LARGE CAP       VALUE+         INDEX
                                                                                GROWTH         GROWTH          500
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $           -  $     456,493  $     915,285
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................        252,969        670,726      1,047,350
 Administrative expense fees ..............................................         30,356         80,488        125,682
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................        283,325        751,214      1,173,032
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          1,690          2,291         12,126
 Administrative expense fees ..............................................            195            264          1,399
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,885          2,555         13,525
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................          4,646          1,878         14,326
 Administrative expense fees ..............................................          1,429            578          4,408
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          6,075          2,456         18,734
                                                                             -------------  -------------  -------------

      Total expenses ......................................................        291,285        756,225      1,205,291
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................       (291,285)      (299,732)      (290,006)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................     (1,638,156)    (4,238,735)    (4,880,259)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................     (1,638,156)    (4,238,735)    (4,880,259)
 Net unrealized gain (loss) ...............................................      6,493,790     19,138,217     25,354,236
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................      4,855,634     14,899,482     20,473,977
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $   4,564,349  $  14,599,750  $  20,183,971
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                  SVS            SVS            SVS
                                                                                INVESCO         JANUS          JANUS
                                                                                DYNAMIC      GROWTH AND       GROWTH
                                                                                GROWTH         INCOME      OPPORTUNITIES
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $           -  $     402,020  $           -
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................         73,687        678,144        481,905
 Administrative expense fees ..............................................          8,842         81,377         57,829
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................         82,529        759,521        539,734
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................          1,532          1,121          1,759
 Administrative expense fees ..............................................            176            129            203
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,708          1,250          1,962
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................            871         13,672          3,486
 Administrative expense fees ..............................................            268          4,206          1,073
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................          1,139         17,878          4,559
                                                                             -------------  -------------  -------------

      Total expenses ......................................................         85,376        778,649        546,255
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................        (85,376)      (376,629)      (546,255)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................       (160,256)    (4,370,473)    (7,859,215)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................       (160,256)    (4,370,473)    (7,859,215)
 Net unrealized gain (loss) ...............................................      2,059,413     16,207,340     16,902,584
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................      1,899,157     11,836,867      9,043,369
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $   1,813,781  $  11,460,238  $   8,497,114
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Year Ended December 31, 2003

                                                                                  SVS            SVS           SVS
                                                                                  MFS            OAK          TURNER
                                                                               STRATEGIC      STRATEGIC       MID CAP
                                                                                 VALUE         EQUITY         GROWTH
                                                                               SERIES II      SERIES II      SERIES II
                                                                                CLASS A        CLASS A        CLASS A
                                                                             -------------  -------------  -------------
INVESTMENT INCOME:
 Dividends ................................................................  $      10,417  $           -  $           -
                                                                             -------------  -------------  -------------

EXPENSES:

Scudder Gateway Advisor, Scudder Gateway Elite and Gateway Plus:
 Mortality and expense risk fees ..........................................         34,864        140,695        211,124
 Administrative expense fees ..............................................          4,183         16,884         25,335
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................         39,047        157,579        236,459
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive:
 Mortality and expense risk fees ..........................................             21          1,452          1,386
 Administrative expense fees ..............................................              2            167            160
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................             23          1,619          1,546
                                                                             -------------  -------------  -------------

Scudder Gateway Incentive with Optional Rider:
 Mortality and expense risk fees ..........................................             92          2,513          4,747
 Administrative expense fees ..............................................             28            773          1,461
                                                                             -------------  -------------  -------------
  Total expenses ..........................................................            120          3,286          6,208
                                                                             -------------  -------------  -------------

      Total expenses ......................................................         39,190        162,484        244,213
                                                                             -------------  -------------  -------------
  Net investment income (loss) ............................................        (28,773)      (162,484)      (244,213)
                                                                             -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsor .......................              -              -              -
 Net realized gain (loss) from sales of investments .......................        (32,612)      (165,499)      (232,370)
                                                                             -------------  -------------  -------------
  Net realized gain (loss) ................................................        (32,612)      (165,499)      (232,370)
 Net unrealized gain (loss) ...............................................        691,688      4,646,475      6,928,339
                                                                             -------------  -------------  -------------
  Net realized and unrealized gain (loss) .................................        659,076      4,480,976      6,695,969
                                                                             -------------  -------------  -------------
  Net increase (decrease) in net assets from operations ...................  $     630,303  $   4,318,492  $   6,451,756
                                                                             =============  =============  =============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 ALGER
                                                                                 ALGER                          AMERICAN
                                                                           AMERICAN BALANCED                LEVERAGED ALLCAP
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $     564,894   $     195,486   $    (392,919)  $    (415,953)
  Net realized gain (loss) .........................................     (1,074,625)     (1,319,368)     (3,709,626)     (5,051,465)
  Net unrealized gain (loss) .......................................     14,247,102      (9,889,552)     11,838,978      (7,631,274)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............     13,737,371     (11,013,434)      7,736,433     (13,098,692)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        987,269      41,634,163         740,128       8,992,386
  Withdrawals ......................................................     (7,089,873)     (7,417,713)     (1,878,061)     (2,405,313)
  Contract benefits ................................................     (2,345,635)     (1,922,060)       (567,781)     (1,565,281)
  Contract charges .................................................       (239,894)       (186,506)        (87,062)        (82,819)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      3,481,273       4,180,268         636,962      (1,087,108)
  Other transfers from (to) the General Account ....................        759,374       2,457,364         210,020        (134,000)
  Net increase (decrease) in investment by Sponsor .................              -               -               -          (1,322)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (4,447,486)     38,745,516        (945,794)      3,716,543
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      9,289,885      27,732,082       6,790,639      (9,382,149)

NET ASSETS:
 Beginning of year .................................................     82,799,172      55,067,090      23,653,859      33,036,008
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  92,089,057   $  82,799,172   $  30,444,498   $  23,653,859
                                                                      =============   =============   =============   =============

                                                                             CREDIT SUISSE
                                                                                 TRUST
                                                                            EMERGING MARKETS
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (72,722)  $     (51,594)
  Net realized gain (loss) .........................................       (290,129)       (250,861)
  Net unrealized gain (loss) .......................................      2,229,787        (642,609)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      1,866,936        (945,064)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        103,244       3,083,968
  Withdrawals ......................................................       (355,482)       (720,153)
  Contract benefits ................................................       (121,309)       (107,645)
  Contract charges .................................................        (17,334)        (13,530)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      2,086,122         785,854
  Other transfers from (to) the General Account ....................          5,297          21,075
  Net increase (decrease) in investment by Sponsor .................         (3,998)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      1,696,540       3,049,569
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................      3,563,476       2,104,505

NET ASSETS:
 Beginning of year .................................................      4,287,861       2,183,356
                                                                      -------------   -------------
 End of year .......................................................  $   7,851,337   $   4,287,861
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                              CREDIT SUISSE
                                                                              TRUST GLOBAL                    DREYFUS IP
                                                                          POST-VENTURE CAPITAL               MIDCAP STOCK
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (33,577)  $     (32,020)  $    (728,456)  $    (609,908)
  Net realized gain (loss) .........................................        (79,028)       (161,124)       (636,341)     (1,248,175)
  Net unrealized gain (loss) .......................................      1,012,265        (792,005)     18,633,734      (8,890,088)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............        899,660        (985,149)     17,268,937     (10,748,171)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................         31,310       1,111,808         987,802      27,859,109
  Withdrawals ......................................................       (158,628)       (223,568)     (5,016,044)     (4,975,877)
  Contract benefits ................................................        (17,561)        (55,946)     (1,243,196)     (1,834,274)
  Contract charges .................................................         (8,398)         (6,818)       (208,648)       (154,618)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        212,612          11,951       3,965,975       6,084,740
  Other transfers from (to) the General Account ....................         10,798         158,685       1,024,675       4,385,160
  Net increase (decrease) in investment by Sponsor .................         (2,879)              -               -          (1,817)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .         67,254         996,112        (489,436)     31,362,423
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................        966,914          10,963      16,779,501      20,614,252

NET ASSETS:
 Beginning of year .................................................      2,101,523       2,090,560      59,790,124      39,175,872
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $   3,068,437   $   2,101,523   $  76,569,625   $  59,790,124
                                                                      =============   =============   =============   =============

                                                                                DREYFUS
                                                                                SOCIALLY
                                                                               RESPONSIBLE
                                                                            GROWTH FUND, INC
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (101,317)  $    (102,923)
  Net realized gain (loss) .........................................       (943,627)     (1,026,233)
  Net unrealized gain (loss) .......................................      2,759,718      (2,042,079)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      1,714,774      (3,171,235)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................         64,753       1,832,636
  Withdrawals ......................................................       (758,084)       (660,861)
  Contract benefits ................................................       (327,151)       (118,274)
  Contract charges .................................................        (26,413)        (26,186)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................       (139,805)       (737,089)
  Other transfers from (to) the General Account ....................        (10,503)      1,297,941
  Net increase (decrease) in investment by Sponsor .................         (2,814)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (1,200,017)      1,588,167
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        514,757      (1,583,068)

NET ASSETS:
 Beginning of year .................................................      7,736,708       9,319,776
                                                                      -------------   -------------
 End of year .......................................................  $   8,251,465   $   7,736,708
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 INVESCO                         JANUS
                                                                              VIF UTILITIES                   ASPEN GROWTH
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $      (4,589)  $     (27,706)  $      (6,867)  $     (10,608)
  Net realized gain (loss) .........................................       (105,857)       (190,277)       (103,569)       (300,970)
  Net unrealized gain (loss) .......................................        939,922        (624,434)        246,095          65,514
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............        829,476        (842,417)        135,659        (246,064)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        425,386       3,757,226             196               -
  Withdrawals ......................................................       (244,498)       (262,625)        (45,072)        (94,427)
  Contract benefits ................................................       (165,147)        (53,567)        (13,586)         (6,331)
  Contract charges .................................................        (17,672)        (11,409)         (1,192)         (1,709)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        702,175          99,622         (21,912)       (202,612)
  Other transfers from (to) the General Account ....................       (165,207)        441,893          10,381         (22,039)
  Net increase (decrease) in investment by Sponsor .................         (2,308)              -               -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .        532,729       3,971,140         (71,185)       (327,118)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      1,362,205       3,128,723          64,474        (573,182)

NET ASSETS:
 Beginning of year .................................................      5,073,467       1,944,744         512,697       1,085,879
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $   6,435,672   $   5,073,467   $     577,171   $     512,697
                                                                      =============   =============   =============   =============

                                                                                 JANUS
                                                                                 ASPEN
                                                                            GROWTH AND INCOME
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $      (2,467)  $      (5,747)
  Net realized gain (loss) .........................................        (78,591)       (153,308)
  Net unrealized gain (loss) .......................................        213,164         (80,181)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............        132,106        (239,236)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................            264             604
  Withdrawals ......................................................        (66,278)       (106,711)
  Contract benefits ................................................        (27,586)         (5,228)
  Contract charges .................................................         (1,534)         (2,033)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        (18,215)       (137,944)
  Other transfers from (to) the General Account ....................          1,911         (42,091)
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .       (111,438)       (293,403)
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         20,668        (532,639)

NET ASSETS:
 Beginning of year .................................................        682,537       1,215,176
                                                                      -------------   -------------
 End of year .......................................................  $     703,205   $     682,537
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                SCUDDER
                                                                              21ST CENTURY                      SCUDDER
                                                                                GROWTH                     AGGRESSIVE GROWTH
                                                                            SERIES I CLASS A                SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (118,633)  $    (104,222)  $    (234,716)  $    (183,593)
  Net realized gain (loss) .........................................       (547,969)     (1,065,947)     (2,948,162)     (4,826,080)
  Net unrealized gain (loss) .......................................      2,781,219      (2,935,588)      7,756,968      (3,163,303)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............      2,114,617      (4,105,757)      4,574,090      (8,172,976)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        446,947       3,465,262         483,871       2,445,813
  Withdrawals ......................................................       (397,546)       (389,102)     (1,386,150)     (1,845,651)
  Contract benefits ................................................       (109,598)        (89,213)       (273,517)       (659,376)
  Contract charges .................................................        (32,053)        (23,115)        (41,615)        (44,152)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      1,476,984         516,661         534,287      (4,228,356)
  Other transfers from (to) the General Account ....................        (60,841)      1,318,212         (64,807)       (107,980)
  Net increase (decrease) in investment by Sponsor .................         (2,570)              -          (1,469)         (1,122)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      1,321,323       4,798,705        (749,400)     (4,440,824)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      3,435,940         692,948       3,824,690     (12,613,800)

NET ASSETS:
 Beginning of year .................................................      7,128,911       6,435,963      14,951,331      27,565,131
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  10,564,851   $   7,128,911   $  18,776,021   $  14,951,331
                                                                      =============   =============   =============   =============

                                                                                 SCUDDER
                                                                                BLUE CHIP
                                                                             SERIES II CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (669,834)  $  (1,101,088)
  Net realized gain (loss) .........................................     (4,321,351)     (6,769,935)
  Net unrealized gain (loss) .......................................     24,705,283     (21,160,445)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............     19,714,098     (29,031,468)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        997,690      12,708,185
  Withdrawals ......................................................     (8,734,543)    (10,777,653)
  Contract benefits ................................................     (3,149,220)     (4,340,020)
  Contract charges .................................................       (145,903)       (152,012)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        938,592      (7,128,550)
  Other transfers from (to) the General Account ....................       (236,791)     (1,937,003)
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .    (10,330,175)    (11,627,053)
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................      9,383,923     (40,658,521)

NET ASSETS:
 Beginning of year .................................................     85,085,907     125,744,428
                                                                      -------------   -------------
 End of year .......................................................  $  94,469,830   $  85,085,907
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                SCUDDER                         SCUDDER
                                                                             CAPITAL GROWTH                 CONTRARIAN VALUE
                                                                            SERIES I CLASS A                SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (300,284)  $    (397,583)  $     494,785   $      57,418
  Net realized gain (loss) .........................................     (4,468,146)     (5,925,128)     (3,528,762)     (3,738,025)
  Net unrealized gain (loss) .......................................     11,581,294      (7,422,297)     27,528,779     (15,710,055)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............      6,812,864     (13,745,008)     24,494,802     (19,390,662)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        266,523       8,118,915         880,533      14,720,184
  Withdrawals ......................................................     (3,004,988)     (3,332,636)    (11,427,354)    (10,304,949)
  Contract benefits ................................................       (925,785)     (1,042,626)     (3,526,886)     (3,129,008)
  Contract charges .................................................        (67,797)        (68,338)       (134,626)       (125,577)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................       (389,447)     (4,028,761)      2,150,467      (2,593,614)
  Other transfers from (to) the General Account ....................      1,040,021         562,784        (404,152)     (1,627,492)
  Net increase (decrease) in investment by Sponsor .................         (1,471)         (1,649)              -          (3,896)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (3,082,944)        207,689     (12,462,018)     (3,064,352)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      3,729,920     (13,537,319)     12,032,784     (22,455,014)

NET ASSETS:
 Beginning of year .................................................     29,454,110      42,991,429      90,136,587     112,591,601
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  33,184,030   $  29,454,110   $ 102,169,371   $  90,136,587
                                                                      =============   =============   =============   =============

                                                                              SCUDDER FIXED
                                                                                 INCOME
                                                                           SERIES II CLASS A (a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $   2,169,294   $   1,115,591
  Net realized gain (loss) .........................................      1,298,838         452,797
  Net unrealized gain (loss) .......................................         94,928       3,996,367
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      3,563,060       5,564,755
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      1,763,276      30,171,077
  Withdrawals ......................................................    (12,976,578)    (11,385,075)
  Contract benefits ................................................     (4,255,468)     (2,710,504)
  Contract charges .................................................       (230,234)       (150,246)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        664,148      12,580,035
  Other transfers from (to) the General Account ....................       (741,364)      9,447,190
  Net increase (decrease) in investment by Sponsor .................              -          (2,046)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .    (15,776,220)     37,950,431
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................    (12,213,160)     43,515,186

NET ASSETS:
 Beginning of year .................................................    105,585,820      62,070,634
                                                                      -------------   -------------
 End of year .......................................................  $  93,372,660   $ 105,585,820
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                               SCUDDER                          SCUDDER
                                                                           GLOBAL BLUE CHIP                     GLOBAL
                                                                              SERIES II                        DISCOVERY
                                                                               CLASS A                      SERIES I CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (190,330)  $    (156,084)  $    (428,822)  $    (512,371)
  Net realized gain (loss) .........................................       (927,326)     (2,145,836)       (996,558)     (5,487,846)
  Net unrealized gain (loss) .......................................      5,705,540      (1,339,120)     14,425,835      (2,780,178)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............      4,587,884      (3,641,040)     13,000,455      (8,780,395)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        273,462       5,453,982         280,534       5,835,303
  Withdrawals ......................................................     (1,250,455)     (1,408,141)     (3,079,817)     (2,974,991)
  Contract benefits ................................................       (718,364)       (619,268)       (993,446)     (1,200,525)
  Contract charges .................................................        (40,872)        (36,096)        (81,193)        (83,358)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      1,372,287      (1,005,642)       (140,339)     (3,833,961)
  Other transfers from (to) the General Account ....................        (13,563)        742,896        (104,660)        356,399
  Net increase (decrease) in investment by Sponsor .................              -          (3,252)         (1,838)         (1,584)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .       (377,505)      3,124,479      (4,120,759)     (1,902,717)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      4,210,379        (516,561)      8,879,696     (10,683,112)

NET ASSETS:
 Beginning of year .................................................     17,396,970      17,913,531      30,077,713      40,760,825
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  21,607,349   $  17,396,970   $  38,957,409   $  30,077,713
                                                                      =============   =============   =============   =============

                                                                                SCUDDER
                                                                               GOVERNMENT
                                                                               SECURITIES
                                                                            SERIES II CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $   3,662,324   $   1,539,369
  Net realized gain (loss) .........................................      6,106,816       1,075,884
  Net unrealized gain (loss) .......................................     (8,404,388)      8,377,973
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      1,364,752      10,993,226
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      3,631,985      84,326,668
  Withdrawals ......................................................    (57,779,382)    (25,959,552)
  Contract benefits ................................................     (7,863,129)     (5,343,245)
  Contract charges .................................................       (478,828)       (310,851)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................    (33,732,758)     49,507,643
  Other transfers from (to) the General Account ....................     (8,088,711)     39,554,819
  Net increase (decrease) in investment by Sponsor .................              -          (2,187)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .   (104,310,823)    141,773,295
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................   (102,946,071)    152,766,521

NET ASSETS:
 Beginning of year .................................................    257,574,453     104,807,932
                                                                      -------------   -------------
 End of year .......................................................  $ 154,628,382   $ 257,574,453
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER
                                                                                GROWTH AND                       SCUDDER
                                                                                 INCOME                          GROWTH
                                                                            SERIES I CLASS A                SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (120,752)  $    (154,336)  $    (733,196)  $  (1,047,220)
  Net realized gain (loss) .........................................     (1,729,328)     (2,806,765)     (8,942,917)    (15,040,859)
  Net unrealized gain (loss) .......................................      9,047,993      (7,081,903)     21,304,052     (12,134,942)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............      7,197,913     (10,043,004)     11,627,939     (28,223,021)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        565,198       8,962,051         305,625       5,817,888
  Withdrawals ......................................................     (3,125,680)     (3,085,570)     (5,660,297)     (7,420,260)
  Contract benefits ................................................     (1,115,117)     (1,346,040)     (1,855,894)     (2,486,596)
  Contract charges .................................................        (64,551)        (57,242)        (85,782)        (97,641)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      2,737,889      (1,325,393)      1,011,823      (7,840,935)
  Other transfers from (to) the General Account ....................         86,071        (168,033)       (309,971)     (1,384,358)
  Net increase (decrease) in investment by Sponsor .................         (1,700)              -          (1,443)         (1,622)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .       (917,890)      2,979,773      (6,595,939)    (13,413,524)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      6,280,023      (7,063,231)      5,032,000     (41,636,545)

NET ASSETS:
 Beginning of year .................................................     29,855,672      36,918,903      55,615,526      97,252,071
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  36,135,695   $  29,855,672   $  60,647,526   $  55,615,526
                                                                      =============   =============   =============   =============

                                                                                 SCUDDER
                                                                                 HEALTH
                                                                                 SCIENCES
                                                                             SERIES I CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (304,456)  $    (240,653)
  Net realized gain (loss) .........................................       (413,225)       (776,830)
  Net unrealized gain (loss) .......................................      6,625,935      (3,437,865)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      5,908,254      (4,455,348)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        490,458      11,482,319
  Withdrawals ......................................................     (1,172,784)       (890,082)
  Contract benefits ................................................       (417,969)       (462,675)
  Contract charges .................................................        (73,283)        (51,154)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      2,955,113        (329,588)
  Other transfers from (to) the General Account ....................        303,794       2,097,452
  Net increase (decrease) in investment by Sponsor .................              -          (3,515)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      2,085,329      11,842,757
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................      7,993,583       7,387,409

NET ASSETS:
 Beginning of year .................................................     17,586,145      10,198,736
                                                                      -------------   -------------
 End of year .......................................................  $  25,579,728   $  17,586,145
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER                        SCUDDER
                                                                                  HIGH                        INTERNATIONAL
                                                                                 INCOME                       SELECT EQUITY
                                                                          SERIES II CLASS A (a)             SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $   9,260,264   $   9,788,821   $     (46,955)  $    (346,948)
  Net realized gain (loss) .........................................     (5,802,517)    (13,827,395)       (999,910)     (1,471,623)
  Net unrealized gain (loss) .......................................     24,196,288       2,480,698      10,145,322      (3,508,628)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............     27,654,035      (1,557,876)      9,098,457      (5,327,199)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      1,240,299      23,803,060         279,410       2,805,926
  Withdrawals ......................................................    (17,932,307)    (13,287,293)     (3,722,008)     (3,595,716)
  Contract benefits ................................................     (4,430,743)     (4,032,666)       (865,354)     (2,492,738)
  Contract charges .................................................       (222,219)       (132,983)        (60,951)        (39,070)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................     16,197,502         152,370        (212,910)      6,873,063
  Other transfers from (to) the General Account ....................      1,183,441      (1,438,780)        (96,892)       (984,896)
  Net increase (decrease) in investment by Sponsor .................              -          (1,815)         (3,376)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (3,964,027)      5,061,893      (4,682,081)      2,566,569
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................     23,690,008       3,504,017       4,416,376      (2,760,630)

NET ASSETS:
 Beginning of year .................................................    127,599,996     124,095,979      38,047,448      40,808,078
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $ 151,290,004   $ 127,599,996   $  42,463,824   $  38,047,448
                                                                      =============   =============   =============   =============

                                                                                  SCUDDER
                                                                               INTERNATIONAL
                                                                             SERIES I CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (188,789)  $    (186,907)
  Net realized gain (loss) .........................................     (1,287,710)     (1,812,710)
  Net unrealized gain (loss) .......................................      8,319,641      (4,454,235)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      6,843,142      (6,453,852)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        390,975       8,617,824
  Withdrawals ......................................................     (1,697,853)     (2,523,175)
  Contract benefits ................................................       (452,943)     (1,085,154)
  Contract charges .................................................        (67,041)        (61,746)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        724,314      (2,191,807)
  Other transfers from (to) the General Account ....................          6,292         637,100
  Net increase (decrease) in investment by Sponsor .................              -          (2,735)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (1,096,256)      3,390,307
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................      5,746,886      (3,063,545)

NET ASSETS:
 Beginning of year .................................................     27,585,698      30,649,243
                                                                      -------------   -------------
 End of year .......................................................  $  33,332,584   $  27,585,698
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                SCUDDER                          SCUDDER
                                                                                 MONEY                            SMALL
                                                                                 MARKET                        CAP GROWTH
                                                                            SERIES II CLASS A               SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $  (1,174,342)  $    (125,013)  $    (694,842)  $    (741,649)
  Net realized gain (loss) .........................................              -               -      (2,610,029)     (3,252,120)
  Net unrealized gain (loss) .......................................              -               -      16,607,677     (19,947,308)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............     (1,174,342)       (125,013)     13,302,806     (23,941,077)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      5,396,467     161,651,746         643,011      10,320,557
  Withdrawals ......................................................    (52,674,476)   (147,122,922)     (4,179,753)     (4,450,193)
  Contract benefits ................................................     (6,264,143)     (5,129,685)     (1,316,146)     (1,338,321)
  Contract charges .................................................       (480,296)       (464,768)       (100,131)        (88,897)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................    (41,192,600)    (31,762,819)      4,259,453         401,809
  Other transfers from (to) the General Account ....................     (2,668,196)     21,585,675          (5,792)       (282,973)
  Net increase (decrease) in investment by Sponsor .................              -               -               -          (2,502)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .    (97,883,244)     (1,242,773)       (699,358)      4,559,480
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................    (99,057,586)     (1,367,786)     12,603,448     (19,381,597)

NET ASSETS:
 Beginning of year .................................................    219,534,109     220,901,895      43,502,388      62,883,985
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $ 120,476,523   $ 219,534,109   $  56,105,836   $  43,502,388
                                                                      =============   =============   =============   =============

                                                                                 SCUDDER
                                                                             STRATEGIC INCOME
                                                                            SERIES II CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (23,800)  $      21,422
  Net realized gain (loss) .........................................        820,844         142,112
  Net unrealized gain (loss) .......................................        985,683       1,700,091
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      1,782,727       1,863,625
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        411,149       8,969,664
  Withdrawals ......................................................     (3,450,844)     (2,600,986)
  Contract benefits ................................................       (989,301)       (577,158)
  Contract charges .................................................        (82,270)        (40,151)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      1,444,901      11,954,245
  Other transfers from (to) the General Account ....................        243,474       2,459,048
  Net increase (decrease) in investment by Sponsor .................         (2,345)         (2,169)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (2,425,236)     20,162,493
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................       (642,509)     22,026,118
NET ASSETS:
 Beginning of year .................................................     29,759,766       7,733,648
                                                                      -------------   -------------
 End of year .......................................................  $  29,117,257   $  29,759,766
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SCUDDER                        SCUDDER
                                                                            TECHNOLOGY GROWTH                 TOTAL RETURN
                                                                            SERIES II CLASS A               SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (774,927)  $    (804,914)  $   3,403,328   $   3,321,171
  Net realized gain (loss) .........................................     (9,384,346)    (23,170,774)    (10,620,794)    (11,308,738)
  Net unrealized gain (loss) .......................................     30,309,464      (6,548,035)     37,393,543     (36,224,164)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............     20,150,191     (30,523,723)     30,176,077     (44,211,731)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        734,464       8,893,875       1,319,563      30,075,167
  Withdrawals ......................................................     (3,608,739)     (5,648,051)    (22,869,602)    (22,782,301)
  Contract benefits ................................................     (1,302,079)     (1,887,955)     (8,822,705)     (8,989,305)
  Contract charges .................................................       (160,387)       (156,900)       (281,062)       (264,606)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      3,963,865      (8,421,431)      4,400,377     (10,554,585)
  Other transfers from (to) the General Account ....................         77,575          72,116      (1,727,015)     (4,105,830)
  Net increase (decrease) in investment by Sponsor .................              -               -               -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .       (295,301)     (7,148,346)    (27,980,444)    (16,621,460)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................     19,854,890     (37,672,069)      2,195,633     (60,833,191)

NET ASSETS:
 Beginning of year .................................................     46,267,071      83,939,140     204,187,576     265,020,767
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  66,121,961   $  46,267,071   $ 206,383,209   $ 204,187,576
                                                                      =============   =============   =============   =============

                                                                               SVS DAVIS
                                                                              VENTURE VALUE
                                                                            SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                           2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (418,915)  $    (471,523)
  Net realized gain (loss) .........................................       (424,920)       (520,249)
  Net unrealized gain (loss) .......................................     12,804,300      (6,110,685)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............     11,960,465      (7,102,457)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        891,274      28,406,573
  Withdrawals ......................................................     (2,804,787)     (2,066,326)
  Contract benefits ................................................     (1,197,130)       (520,005)
  Contract charges .................................................       (154,752)       (105,643)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      2,513,651       2,635,736
  Other transfers from (to) the General Account ....................        490,906       3,549,351
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .       (260,838)     31,899,686
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................     11,699,627      24,797,229

NET ASSETS:
 Beginning of year .................................................     43,672,280      18,875,051
                                                                      -------------   -------------
 End of year .......................................................  $  55,371,907   $  43,672,280
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                               SVS DREMAN                       SVS DREMAN
                                                                           FINANCIAL SERVICES               HIGH RETURN EQUITY
                                                                            SERIES II CLASS A               SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $      23,452   $    (251,936)  $   1,114,003   $    (958,432)
  Net realized gain (loss) .........................................          9,019        (208,311)     (3,007,811)     (2,490,068)
  Net unrealized gain (loss) .......................................      8,689,803      (3,984,476)     48,183,552     (36,877,965)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............      8,722,274      (4,444,723)     46,289,744     (40,326,465)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        423,496       8,688,484       2,621,823      76,502,245
  Withdrawals ......................................................     (3,545,408)     (3,877,555)    (13,711,809)    (14,684,814)
  Contract benefits ................................................       (826,408)     (1,284,017)     (4,116,096)     (4,312,855)
  Contract charges .................................................        (91,882)        (80,118)       (436,411)       (348,468)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        228,960         724,181       4,661,939       7,082,081
  Other transfers from (to) the General Account ....................       (259,433)      1,279,657         (81,855)      4,507,978
  Net increase (decrease) in investment by Sponsor .................         (2,216)              -               -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (4,072,891)      5,450,632     (11,062,409)     68,746,167
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      4,649,383       1,005,909      35,227,335      28,419,702

NET ASSETS:
 Beginning of year .................................................     37,122,958      36,117,049     164,426,512     136,006,810
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  41,772,341   $  37,122,958   $ 199,653,847   $ 164,426,512
                                                                      =============   =============   =============   =============

                                                                                SVS DREMAN
                                                                              SMALL CAP VALUE
                                                                             SERIES II CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (288,670)  $    (972,129)
  Net realized gain (loss) .........................................        370,855      (2,160,633)
  Net unrealized gain (loss) .......................................     31,721,031     (15,140,761)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............     31,803,216     (18,273,523)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      1,121,061      40,551,078
  Withdrawals ......................................................     (8,409,736)     (9,020,720)
  Contract benefits ................................................     (1,996,634)     (2,058,142)
  Contract charges .................................................       (245,671)       (209,493)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      3,427,965       7,389,328
  Other transfers from (to) the General Account ....................      1,510,299       5,247,696
  Net increase (decrease) in investment by Sponsor .................              -          (2,573)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (4,592,716)     41,897,174
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................     27,210,500      23,623,651

NET ASSETS:
 Beginning of year .................................................     87,151,745      63,528,094
                                                                      -------------   -------------
 End of year .......................................................  $ 114,362,245   $  87,151,745
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                   SVS
                                                                              EAGLE FOCUSED                        SVS
                                                                                LARGE CAP                         FOCUS
                                                                                 GROWTH                       VALUE+ GROWTH
                                                                            SERIES II CLASS A               SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (291,285)  $    (297,103)  $    (299,732)  $    (572,656)
  Net realized gain (loss) .........................................     (1,638,156)     (2,553,757)     (4,238,735)     (4,543,106)
  Net unrealized gain (loss) .......................................      6,493,790      (4,566,158)     19,138,217     (16,221,748)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............      4,564,349      (7,417,018)     14,599,750     (21,337,510)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        212,881       8,200,373         275,105       6,724,159
  Withdrawals ......................................................     (1,434,688)     (1,653,683)     (5,558,628)     (6,780,906)
  Contract benefits ................................................       (618,977)       (487,816)     (1,758,003)     (1,943,514)
  Contract charges .................................................        (68,247)        (59,774)        (67,885)        (65,047)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................        852,837       1,305,119       1,266,660      (2,162,819)
  Other transfers from (to) the General Account ....................        176,189          (8,734)       (314,819)       (704,926)
  Net increase (decrease) in investment by Sponsor .................              -          (3,052)              -          (2,719)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .       (880,005)      7,292,433      (6,157,570)     (4,935,772)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      3,684,344        (124,585)      8,442,180     (26,273,282)

NET ASSETS:
 Beginning of year .................................................     19,405,561      19,530,146      52,370,057      78,643,339
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $  23,089,905   $  19,405,561   $  60,812,237   $  52,370,057
                                                                      =============   =============   =============   =============

                                                                                    SVS
                                                                                 INDEX 500
                                                                             SERIES II CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (290,006)  $    (749,529)
  Net realized gain (loss) .........................................     (4,880,259)     (3,770,388)
  Net unrealized gain (loss) .......................................     25,354,236     (17,609,131)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............     20,183,971     (22,129,048)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      1,270,540      37,866,024
  Withdrawals ......................................................     (5,995,919)     (5,996,100)
  Contract benefits ................................................     (2,582,291)     (2,353,552)
  Contract charges .................................................       (256,675)       (204,367)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      8,562,110       3,983,207
  Other transfers from (to) the General Account ....................        693,776       2,039,383
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      1,691,541      35,334,595
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................     21,875,512      13,205,547

NET ASSETS:
 Beginning of year .................................................     78,087,446      64,881,899
                                                                      -------------   -------------
 End of year .......................................................  $  99,962,958   $  78,087,446
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                SVS INVESCO                     SVS JANUS
                                                                              DYNAMIC GROWTH                GROWTH AND INCOME
                                                                            SERIES II CLASS A               SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (85,376)  $     (66,454)  $    (376,629)  $    (517,226)
  Net realized gain (loss) .........................................       (160,256)       (294,053)     (4,370,473)     (4,067,621)
  Net unrealized gain (loss) .......................................      2,059,413      (1,314,894)     16,207,340     (11,513,956)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............      1,813,781      (1,675,401)     11,460,238     (16,098,803)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................         87,872       3,912,572         358,956      16,447,343
  Withdrawals ......................................................       (707,941)       (211,543)     (4,377,693)     (5,833,781)
  Contract benefits ................................................       (126,540)       (117,471)     (1,458,676)     (1,350,002)
  Contract charges .................................................        (20,601)        (13,446)       (168,981)       (175,923)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................       (348,220)        775,334      (4,330,349)     (4,036,952)
  Other transfers from (to) the General Account ....................          6,500       1,142,531          91,239         116,768
  Net increase (decrease) in investment by Sponsor .................         (1,557)         (1,202)              -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (1,110,487)      5,486,775      (9,885,504)      5,167,453
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................        703,294       3,811,374       1,574,734     (10,931,350)

NET ASSETS:
 Beginning of year .................................................      6,167,583       2,356,209      55,941,497      66,872,847
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $   6,870,877   $   6,167,583   $  57,516,231   $  55,941,497
                                                                      =============   =============   =============   =============

                                                                                 SVS JANUS
                                                                           GROWTH OPPORTUNITIES
                                                                             SERIES II CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (546,255)  $    (700,188)
  Net realized gain (loss) .........................................     (7,859,215)    (10,545,125)
  Net unrealized gain (loss) .......................................     16,902,584      (8,712,841)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      8,497,114     (19,958,154)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        379,763       8,473,750
  Withdrawals ......................................................     (2,838,543)     (4,160,225)
  Contract benefits ................................................       (978,761)     (1,704,627)
  Contract charges .................................................       (113,531)       (136,387)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................     (3,272,542)     (8,451,666)
  Other transfers from (to) the General Account ....................         (1,221)           (713)
  Net increase (decrease) in investment by Sponsor .................              -          (1,178)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     (6,824,835)     (5,981,046)
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................      1,672,279     (25,939,200)

NET ASSETS:
 Beginning of year .................................................     38,002,001      63,941,201
                                                                      -------------   -------------
 End of year .......................................................  $  39,674,280   $  38,002,001
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

                                                                                 SVS MFS                        SVS OAK
                                                                             STRATEGIC VALUE                STRATEGIC EQUITY
                                                                            SERIES II CLASS A               SERIES II CLASS A
                                                                          YEAR           PERIOD          YEAR ENDED DECEMBER 31,
                                                                          ENDED        FROM 5/1/02*   -----------------------------
                                                                        12/31/03       TO 12/31/02        2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (28,773)  $     (14,745)  $    (162,484)  $    (105,196)
  Net realized gain (loss) .........................................        (32,612)        (38,905)       (165,499)       (609,138)
  Net unrealized gain (loss) .......................................        691,688        (168,074)      4,646,475      (2,723,400)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............        630,303        (221,724)      4,318,492      (3,437,734)
                                                                      -------------   -------------   -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        152,965       1,158,139         162,393       7,466,954
  Withdrawals ......................................................       (131,745)        (55,299)       (549,733)       (334,881)
  Contract benefits ................................................         (7,230)         (3,928)       (184,727)       (236,646)
  Contract charges .................................................         (7,816)         (2,547)        (40,049)        (21,215)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      1,047,993       1,443,683       2,091,562      (2,875,695)
  Other transfers from (to) the General Account ....................         63,128          47,288         214,479         369,736
  Net increase (decrease) in investment by Sponsor .................         (5,726)          6,000               -          (1,831)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      1,111,569       2,593,336       1,693,925       4,366,422
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................      1,741,872       2,371,612       6,012,417         928,688

NET ASSETS:
 Beginning of year .................................................      2,371,612               -       8,435,007       7,506,319
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $   4,113,484   $   2,371,612   $  14,447,424   $   8,435,007
                                                                      =============   =============   =============   =============

                                                                                SVS TURNER
                                                                              MID CAP GROWTH
                                                                             SERIES II CLASS A
                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (244,213)  $    (162,105)
  Net realized gain (loss) .........................................       (232,370)       (570,045)
  Net unrealized gain (loss) .......................................      6,928,339      (4,035,583)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............      6,451,756      (4,767,733)
                                                                      -------------   -------------

 FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................        259,844       9,400,258
  Withdrawals ......................................................       (714,094)       (578,935)
  Contract benefits ................................................       (392,598)       (202,476)
  Contract charges .................................................        (59,791)        (34,316)
  Transfers between sub-accounts (including Separate Account GPA),
   net .............................................................      4,644,563       1,486,520
  Other transfers from (to) the General Account ....................        276,968       1,652,538
  Net increase (decrease) in investment by Sponsor .................         (1,667)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      4,013,225      11,723,589
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................     10,464,981       6,955,856

NET ASSETS:
 Beginning of year .................................................     13,200,092       6,244,236
                                                                      -------------   -------------
 End of year .......................................................  $  23,665,073   $  13,200,092
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account KG (the "Separate Account"), which funds the Scudder Gateway Advisor, Scudder Gateway Elite, Scudder Gateway Plus and Scudder Gateway Incentive variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 13, 1996 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). During 2002 AFC ceased all new sales of proprietary variable annuities and life insurance products. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account currently offers forty-two Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
-----------

The Alger American Fund

Credit Suisse Trust

Dreyfus Investment Portfolios ("Dreyfus IP")

The Dreyfus Socially Responsible Growth Fund, Inc.

INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")

Janus Aspen Series

Scudder Variable Series I (Class A) ("Scudder Series I Class A")

Scudder Variable Series II (Class A) ("Scudder Series II Class A" or "SVS Series II Class A")

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     On May 1, 2003 the following Underlying Funds were renamed :

OLD NAME                                                       NEW NAME
--------                                                       --------
Scudder Investment Grade Bond Series II Class A                Scudder Fixed Income Series II Class A
Scudder High Yield Series II Class A                           Scudder High Income Series II Class A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of

SEPARATE ACCOUNT KG

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

     STATEMENTS OF ASSETS AND LIABILITIES - Receivable from and Payable to Allmerica Financial Life and Annuity Company (Sponsor) represent adjustments for contract guarantees.

     STATEMENTS OF CHANGES IN NET ASSETS - Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and General Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract benefits are payments made to Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

NOTE 3- EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are made during the accumulation and annuity payout phases.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

     Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended, are displayed in the table below.

SEPARATE ACCOUNT KG

NOTE 3- EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

                                                                                                               SCUDDER GATEWAY
                                                      SCUDDER                                        SCUDDER   INCENTIVE WITH
                                                      GATEWAY         SCUDDER        SCUDDER         GATEWAY   ENHANCED DEATH
                                                      ADVISOR      GATEWAY ELITE   GATEWAY PLUS     INCENTIVE   BENEFIT RIDER
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)               1.25%           1.25%            1.25%        1.30%         1.30%
Administrative Expense (Annual Rate)                   0.15%           0.15%            0.15%        0.15%         0.15%
Optional Rider                                          N/A             N/A              N/A          N/A          0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)                   0.15%-0.30%     0.15%-0.25%      0.15%-0.50%     0.30%         0.30%
Annual Contract Fee (Maximum)                           $35             $35             $35           $35           $35

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of AFLIAC, in accordance with Contract terms. Detailed descriptions of these charges are available in the product prospectuses.

     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account. On October 27, 2003 AFC announced the cessation of retail sales through VeraVest, which terminated all contracts with its registered representatives by December 19, 2003. However, based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                                     SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS
                                                                                     YEAR ENDED DECEMBER 31,
                                                                           2003                                2002
                                                               -------------------------------    -------------------------------
                                                                   UNITS            AMOUNT           UNITS            AMOUNT
                                                               -------------    --------------    -------------   ---------------
Alger American Balanced
 Issuance of Units .........................................      14,965,649    $   13,648,727       69,553,607   $    63,019,946
 Redemption of Units .......................................     (19,750,477)      (17,803,836)     (29,800,261)      (25,898,871)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (4,784,828)   $   (4,155,109)      39,753,346   $    37,121,075
                                                               =============    ==============    =============   ===============

Alger American Leveraged AllCap
 Issuance of Units .........................................      12,443,431    $    6,950,907       24,948,863   $    15,246,886
 Redemption of Units .......................................     (13,793,129)       (7,811,739)     (21,298,328)      (12,049,242)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (1,349,698)   $     (860,832)       3,650,535   $     3,197,644
                                                               =============    ==============    =============   ===============

Credit Suisse Trust Emerging Markets
 Issuance of Units .........................................      14,714,903    $    9,135,009       29,882,822   $    20,429,548
 Redemption of Units .......................................     (12,510,821)       (7,445,116)     (25,876,307)      (17,443,659)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................       2,204,082    $    1,689,893        4,006,515   $     2,985,889
                                                               =============    ==============    =============   ===============

Credit Suisse Trust Global Post-Venture Capital
 Issuance of Units .........................................      10,204,060    $    4,631,810        7,351,233   $     3,340,702
 Redemption of Units .......................................     (10,193,898)       (4,565,773)      (5,276,141)       (2,389,042)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          10,162    $       66,037        2,075,092   $       951,660
                                                               =============    ==============    =============   ===============

Dreyfus IP MidCap Stock
 Issuance of Units .........................................      13,226,606    $   13,995,024       52,406,760   $    56,408,310
 Redemption of Units .......................................     (13,977,699)      (14,353,833)     (25,852,016)      (25,959,458)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (751,093)   $     (358,809)      26,554,744   $    30,448,852
                                                               =============    ==============    =============   ===============

Dreyfus Socially Responsible Growth Fund, Inc
 Issuance of Units .........................................       1,332,273    $      776,209        6,563,909   $     4,378,454
 Redemption of Units .......................................      (3,344,261)       (1,992,152)      (4,468,711)       (2,856,928)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (2,011,988)   $   (1,215,943)       2,095,198   $     1,521,526
                                                               =============    ==============    =============   ===============

INVESCO VIF Utilities
 Issuance of Units .........................................       3,118,706    $    1,741,916        9,424,588   $     5,427,686
 Redemption of Units .......................................      (2,198,500)       (1,203,662)      (3,019,453)       (1,602,364)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         920,206    $      538,254        6,405,135   $     3,825,322
                                                               =============    ==============    =============   ===============

Janus Aspen Growth
 Issuance of Units .........................................          39,865    $       26,978           22,734   $        15,882
 Redemption of Units .......................................        (159,125)          (98,163)        (501,145)         (343,000)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (119,260)   $      (71,185)        (478,411)  $      (327,118)
                                                               =============    ==============    =============   ===============

Janus Aspen Growth and Income
 Issuance of Units .........................................          17,246    $       16,837           14,439   $        15,500
 Redemption of Units .......................................        (145,330)         (128,275)        (325,811)         (308,902)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (128,084)   $     (111,438)        (311,372)  $      (293,402)
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder 21st Century Growth Series I Class A
 Issuance of Units .........................................       6,774,992    $    2,741,453       17,066,327   $     7,620,381
 Redemption of Units .......................................      (3,732,852)       (1,433,216)      (7,531,687)       (2,975,720)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................       3,042,140    $    1,308,237        9,534,640   $     4,644,661
                                                               =============    ==============    =============   ===============

Scudder Aggressive Growth Series II Class A
 Issuance of Units .........................................       6,688,744    $    5,539,585        6,325,044   $     5,335,084
 Redemption of Units .......................................      (7,741,630)       (6,255,333)     (12,083,052)       (9,853,053)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (1,052,886)   $     (715,748)      (5,758,008)  $    (4,517,969)
                                                               =============    ==============    =============   ===============

Scudder Blue Chip Series II Class A
 Issuance of Units .........................................      10,158,940    $    9,660,626       27,503,389   $    28,251,522
 Redemption of Units .......................................     (20,981,115)      (19,791,216)     (40,766,999)      (40,248,020)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (10,822,175)   $  (10,130,590)     (13,263,610)  $   (11,996,498)
                                                               =============    ==============    =============   ===============

Scudder Capital Growth Series I Class A
 Issuance of Units .........................................       6,288,866    $    4,854,375       15,899,127   $    13,331,915
 Redemption of Units .......................................     (10,557,522)       (7,987,947)     (17,074,028)      (13,463,638)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (4,268,656)   $   (3,133,572)      (1,174,901)  $      (131,723)
                                                               =============    ==============    =============   ===============

Scudder Contrarian Value Series II Class A
 Issuance of Units .........................................       9,915,495    $   14,606,746       22,366,868   $    33,694,564
 Redemption of Units .......................................     (18,957,543)      (27,201,011)     (25,816,274)      (37,228,318)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (9,042,048)   $  (12,594,265)      (3,449,406)  $    (3,533,754)
                                                               =============    ==============    =============   ===============

Scudder Fixed Income Series II Class A (a)
 Issuance of Units .........................................      22,521,508    $   30,619,100       62,866,983   $    80,585,752
 Redemption of Units .......................................     (33,988,671)      (46,172,061)     (34,092,783)      (43,693,204)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (11,467,163)   $  (15,552,961)      28,774,200   $    36,892,548
                                                               =============    ==============    =============   ===============

Scudder Global Blue Chip Series II Class A
 Issuance of Units .........................................      13,723,472    $   11,751,257       35,399,570   $    32,957,351
 Redemption of Units .......................................     (14,096,714)      (11,991,578)     (32,858,943)      (30,358,332)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (373,242)   $     (240,321)       2,540,627   $     2,599,019
                                                               =============    ==============    =============   ===============

Scudder Global Discovery Series I Class A
 Issuance of Units .........................................      12,188,832    $   12,765,033       31,977,580   $    31,955,532
 Redemption of Units .......................................     (16,353,473)      (16,890,306)     (34,622,955)      (34,039,225)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (4,164,641)   $   (4,125,273)      (2,645,375)  $    (2,083,693)
                                                               =============    ==============    =============   ===============

Scudder Government Securities Series II Class A
 Issuance of Units .........................................      31,987,668    $   44,230,607      185,343,206   $   248,839,509
 Redemption of Units .......................................    (106,793,592)     (147,621,467)     (81,790,769)     (109,932,587)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (74,805,924)   $ (103,390,860)     103,552,437   $   138,906,922
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Growth and Income Series I Class A
 Issuance of Units .........................................       8,782,883    $    6,022,886       22,930,365   $    17,032,602
 Redemption of Units .......................................     (10,274,219)       (6,931,205)     (20,532,903)      (14,498,209)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (1,491,336)   $     (908,319)       2,397,462   $     2,534,393
                                                               =============    ==============    =============   ===============

Scudder Growth Series II Class A
 Issuance of Units .........................................       5,945,071    $    5,138,723       11,955,756   $    11,164,469
 Redemption of Units .......................................     (14,033,024)      (11,728,912)     (27,844,463)      (24,925,967)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (8,087,953)   $   (6,590,189)     (15,888,707)  $   (13,761,498)
                                                               =============    ==============    =============   ===============

Scudder Health Sciences Series I Class A
 Issuance of Units .........................................      10,115,576    $    8,925,893       21,747,059   $    19,647,637
 Redemption of Units .......................................      (7,764,129)       (6,778,692)     (10,305,053)       (8,649,504)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................       2,351,447    $    2,147,201       11,442,006   $    10,998,133
                                                               =============    ==============    =============   ===============

Scudder High Income Series II Class A (a)
 Issuance of Units .........................................      50,659,164    $   57,399,636       78,895,074   $    78,782,679
 Redemption of Units .......................................     (55,338,847)      (61,667,806)     (74,290,257)      (74,683,999)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (4,679,683)   $   (4,268,170)       4,604,817   $     4,098,680
                                                               =============    ==============    =============   ===============

Scudder International Select Equity Series II Class A
 Issuance of Units .........................................      17,536,742    $   15,412,110       58,202,819   $    53,969,215
 Redemption of Units .......................................     (23,159,408)      (20,027,611)     (54,752,949)      (51,694,647)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (5,622,666)   $   (4,615,501)       3,449,870   $     2,274,568
                                                               =============    ==============    =============   ===============

Scudder International Series I Class A
 Issuance of Units .........................................      18,858,521    $   12,209,292       98,809,270   $    68,663,072
 Redemption of Units .......................................     (20,628,507)      (13,315,882)     (94,996,457)      (65,844,533)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (1,769,986)   $   (1,106,590)       3,812,813   $     2,818,539
                                                               =============    ==============    =============   ===============

Scudder Money Market Series II Class A
 Issuance of Units .........................................     120,891,598    $  143,624,277      495,516,998   $   591,905,939
 Redemption of Units .......................................    (201,698,885)     (239,789,971)    (498,734,211)     (595,755,544)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (80,807,287)   $  (96,165,694)      (3,217,213)  $    (3,849,605)
                                                               =============    ==============    =============   ===============

Scudder Small Cap Growth Series II Class A
 Issuance of Units .........................................      16,834,321    $   15,675,069       30,625,415   $    32,310,520
 Redemption of Units .......................................     (17,820,571)      (16,514,749)     (28,307,825)      (28,207,127)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (986,250)   $     (839,680)       2,317,590   $     4,103,393
                                                               =============    ==============    =============   ===============

Scudder Strategic Income Series II Class A
 Issuance of Units .........................................      11,331,148    $   13,967,651       26,176,050   $    29,630,878
 Redemption of Units .......................................     (13,344,905)      (16,409,103)      (8,590,953)       (9,754,685)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (2,013,757)   $   (2,441,452)      17,585,097   $    19,876,193
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Technology Growth Series II Class A
 Issuance of Units .........................................      19,885,386    $   14,017,588       35,893,853   $    28,613,283
 Redemption of Units .......................................     (20,753,427)      (14,265,418)     (48,867,430)      (36,308,634)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (868,041)   $     (247,830)     (12,973,577)  $    (7,695,351)
                                                               =============    ==============    =============   ===============

Scudder Total Return Series II Class A
 Issuance of Units .........................................      14,093,974    $   16,567,351       38,865,081   $    47,808,912
 Redemption of Units .......................................     (38,018,829)      (44,454,993)     (55,224,973)      (65,267,950)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (23,924,855)   $  (27,887,642)     (16,359,892)  $   (17,459,038)
                                                               =============    ==============    =============   ===============

SVS Davis Venture Value Series II Class A
 Issuance of Units .........................................      12,674,897    $   10,692,928       49,150,123   $    42,625,684
 Redemption of Units .......................................     (12,959,577)      (10,754,441)     (14,598,916)      (11,879,023)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (284,680)   $      (61,513)      34,551,207   $    30,746,661
                                                               =============    ==============    =============   ===============

SVS Dreman Financial Services Series II Class A
 Issuance of Units .........................................       5,857,903    $    6,227,692       19,599,466   $    20,343,237
 Redemption of Units .......................................     (10,034,484)      (10,259,127)     (15,182,292)      (15,223,623)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (4,176,581)   $   (4,031,435)       4,417,174   $     5,119,614
                                                               =============    ==============    =============   ===============

SVS Dreman High Return Equity Series II Class A
 Issuance of Units .........................................      27,554,591    $   27,710,034      112,880,007   $   121,956,756
 Redemption of Units .......................................     (39,010,145)      (38,491,981)     (56,469,616)      (55,669,884)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (11,455,554)   $  (10,781,947)      56,410,391   $    66,286,872
                                                               =============    ==============    =============   ===============

SVS Dreman Small Cap Value Series II Class A
 Issuance of Units .........................................      17,807,310    $   22,993,465       64,804,505   $    85,877,702
 Redemption of Units .......................................     (22,667,289)      (27,633,650)     (37,772,426)      (45,294,260)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (4,859,979)   $   (4,640,185)      27,032,079   $    40,583,442
                                                               =============    ==============    =============   ===============

SVS Eagle Focused Large Cap Growth Series II Class A
 Issuance of Units .........................................       5,667,266    $    4,084,659       21,539,105   $    17,371,714
 Redemption of Units .......................................      (7,025,928)       (4,973,660)     (13,774,357)      (10,497,092)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (1,358,662)   $     (889,001)       7,764,748   $     6,874,622
                                                               =============    ==============    =============   ===============

SVS Focus Value+Growth Series II Class A
 Issuance of Units .........................................       6,394,164    $    7,323,301       10,680,185   $    12,191,745
 Redemption of Units .......................................     (12,500,877)      (13,505,164)     (16,216,061)      (17,425,531)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (6,106,713)   $   (6,181,863)      (5,535,876)  $    (5,233,786)
                                                               =============    ==============    =============   ===============

SVS Index 500 Series II Class A
 Issuance of Units .........................................      39,014,969    $   26,742,366       85,378,980   $    63,525,210
 Redemption of Units .......................................     (37,277,624)      (25,125,189)     (43,040,353)      (29,563,019)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................       1,737,345    $    1,617,177       42,338,627   $    33,962,191
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               SCUDDER GATEWAY ADVISOR, GATEWAY ELITE AND GATEWAY PLUS (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
SVS INVESCO Dynamic Growth Series II Class A
 Issuance of Units .........................................       2,207,620    $    1,497,353       11,362,227   $     7,990,872
 Redemption of Units .......................................      (3,900,706)       (2,586,762)      (3,945,406)       (2,701,094)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (1,693,086)   $   (1,089,409)       7,416,821   $     5,289,778
                                                               =============    ==============    =============   ===============

SVS Janus Growth and Income Series II Class A
 Issuance of Units .........................................       6,888,735    $    5,119,768       35,442,075   $    28,656,966
 Redemption of Units .......................................     (19,941,839)      (14,852,126)     (31,024,609)      (24,104,400)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (13,053,104)   $   (9,732,358)       4,417,466   $     4,552,566
                                                               =============    ==============    =============   ===============

SVS Janus Growth Opportunities Series II Class A
 Issuance of Units .........................................       6,901,611    $    3,977,658       21,300,988   $    13,387,788
 Redemption of Units .......................................     (18,518,867)      (10,593,395)     (32,897,845)      (19,774,229)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................     (11,617,256)   $   (6,615,737)     (11,596,857)  $    (6,386,441)
                                                               =============    ==============    =============   ===============

SVS MFS Strategic Value Series II Class A
 Issuance of Units .........................................       2,246,763    $    2,031,611        3,517,938   $     3,016,912
 Redemption of Units .......................................      (1,101,680)         (918,788)        (578,152)         (431,329)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................       1,145,083    $    1,112,823        2,939,786   $     2,585,583
                                                               =============    ==============    =============   ===============

SVS Oak Strategic Equity Series II Class A
 Issuance of Units .........................................      13,210,154    $    7,529,882       18,672,959   $    10,541,913
 Redemption of Units .......................................     (10,211,604)       (5,847,834)     (10,160,451)       (6,396,874)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................       2,998,550    $    1,682,048        8,512,508   $     4,145,039
                                                               =============    ==============    =============   ===============

SVS Turner Mid Cap Growth Series II Class A
 Issuance of Units .........................................       9,908,587    $    7,353,478       22,372,220   $    16,141,560
 Redemption of Units .......................................      (5,012,362)       (3,482,648)      (7,234,566)       (4,664,392)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................       4,896,225    $    3,870,830       15,137,654   $    11,477,168
                                                               =============    ==============    =============   ===============

(a) Name changed. See Note 1.

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                                   SCUDDER GATEWAY INCENTIVE
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                               2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS           AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Alger American Balanced
 Issuance of Units .........................................          61,980    $       58,403          337,555   $       310,046
 Redemption of Units .......................................         (38,662)          (33,310)        (176,041)         (150,285)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          23,318    $       25,093          161,514   $       159,761
                                                               =============    ==============    =============   ===============

Alger American Leveraged AllCap
 Issuance of Units .........................................          12,997    $        8,554          179,025   $       143,715
 Redemption of Units .......................................         (51,823)          (31,804)         (57,361)          (39,387)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (38,826)   $      (23,250)         121,664   $       104,328
                                                               =============    ==============    =============   ===============

Credit Suisse Trust Emerging Markets
 Issuance of Units .........................................             678    $          474           33,455   $        28,461
 Redemption of Units .......................................         (10,476)           (8,394)             (97)              (74)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          (9,798)   $       (7,920)          33,358   $        28,387
                                                               =============    ==============    =============   ===============

Credit Suisse Trust Global Post-Venture Capital
 Issuance of Units .........................................             147    $           85            1,394   $         1,000
 Redemption of Units .......................................          (2,002)           (1,446)              --                --
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          (1,855)   $       (1,361)           1,394   $         1,000
                                                               =============    ==============    =============   ===============

Dreyfus IP MidCap Stock
 Issuance of Units .........................................         112,471    $      107,729          432,095   $       433,062
 Redemption of Units .......................................         (76,640)          (69,537)         (96,923)          (85,330)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          35,831    $       38,192          335,172   $       347,732
                                                               =============    ==============    =============   ===============

Dreyfus Socially Responsible Growth Fund, Inc
 Issuance of Units .........................................          16,410    $        9,734           81,699   $        59,542
 Redemption of Units .......................................          (2,150)           (1,509)          (9,172)           (5,593)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          14,260    $        8,225           72,527   $        53,949
                                                               =============    ==============    =============   ===============

INVESCO VIF Utilities
 Issuance of Units .........................................           7,358    $        3,844          103,646   $        58,336
 Redemption of Units .......................................         (21,261)          (10,623)         (39,316)          (19,217)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (13,903)   $       (6,779)          64,330   $        39,119
                                                               =============    ==============    =============   ===============

Scudder 21st Century Growth Series I Class A
 Issuance of Units .........................................          16,205    $        7,908          182,001   $       116,354
 Redemption of Units .......................................         (11,321)           (6,087)         (28,496)          (16,103)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           4,884    $        1,821          153,505   $       100,251
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                             SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                               2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Aggressive Growth Series II Class A
 Issuance of Units .........................................             117    $           65           33,087   $        23,018
 Redemption of Units .......................................         (40,691)          (21,951)          (3,727)           (2,221)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (40,574)   $      (21,886)          29,360   $        20,797
                                                               =============    ==============    =============   ===============

Scudder Blue Chip Series II Class A
 Issuance of Units .........................................          56,994    $       41,419          212,131   $       173,462
 Redemption of Units .......................................        (164,180)         (110,392)         (55,445)          (40,603)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (107,186)   $      (68,973)         156,686   $       132,859
                                                               =============    ==============    =============   ===============

Scudder Capital Growth Series I Class A
 Issuance of Units .........................................          28,610    $       20,880          107,283   $        85,489
 Redemption of Units .......................................          (4,269)           (3,121)             (30)              (21)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          24,341    $       17,759          107,253   $        85,468
                                                               =============    ==============    =============   ===============

Scudder Contrarian Value Series II Class A
 Issuance of Units .........................................          27,031    $       25,801          272,366   $       277,338
 Redemption of Units .......................................         (18,968)          (17,422)        (126,581)         (113,055)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           8,063    $        8,379          145,785   $       164,283
                                                               =============    ==============    =============   ===============

Scudder Fixed Income Series II Class A (a)
 Issuance of Units .........................................         112,982    $      125,751          445,778   $       470,773
 Redemption of Units .......................................        (215,047)         (240,293)         (98,832)         (105,655)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (102,065)   $     (114,542)         346,946   $       365,118
                                                               =============    ==============    =============   ===============

Scudder Global Blue Chip Series II Class A
 Issuance of Units .........................................          33,317    $       23,907          185,035   $       151,831
 Redemption of Units .......................................         (60,764)          (40,458)         (17,380)          (12,729)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (27,447)   $      (16,551)         167,655   $       139,102
                                                               =============    ==============    =============   ===============

Scudder Global Discovery Series I Class A
 Issuance of Units .........................................          70,287    $       53,074          151,284   $       112,303
 Redemption of Units .......................................         (93,627)          (60,698)         (27,918)          (15,519)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (23,340)   $       (7,624)         123,366   $        96,784
                                                               =============    ==============    =============   ===============

Scudder Government Securities Series II Class A
 Issuance of Units .........................................          65,425    $       73,132        1,851,287   $     2,018,052
 Redemption of Units .......................................        (657,046)         (731,470)        (406,636)         (442,602)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (591,621)   $     (658,338)       1,444,651   $     1,575,450
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                             SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Growth and Income Series I Class A
 Issuance of Units .........................................             716    $          630          103,498   $        92,635
 Redemption of Units .......................................          (4,389)           (3,730)         (10,928)           (8,717)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          (3,673)   $       (3,100)          92,570   $        83,918
                                                               =============    ==============    =============   ===============

Scudder Growth Series II Class A
 Issuance of Units .........................................           9,003    $        5,617          240,734   $       162,085
 Redemption of Units .......................................         (30,946)          (18,466)         (92,103)          (61,907)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (21,943)   $      (12,849)         148,631   $       100,178
                                                               =============    ==============    =============   ===============

Scudder Health Sciences Series I Class A
 Issuance of Units .........................................          40,315    $       36,082          316,697   $       281,668
 Redemption of Units .......................................         (73,465)          (60,581)         (43,020)          (36,999)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (33,150)   $      (24,499)         273,677   $       244,669
                                                               =============    ==============    =============   ===============

Scudder High Income Series II Class A (a)
 Issuance of Units .........................................         148,919    $      154,143          363,753   $       340,634
 Redemption of Units .......................................         (43,910)          (45,339)         (32,955)          (29,849)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         105,009    $      108,804          330,798   $       310,785
                                                               =============    ==============    =============   ===============

Scudder International Select Equity Series II Class A
 Issuance of Units .........................................          25,860    $       17,306          182,624   $       130,521
 Redemption of Units .......................................         (75,962)          (52,288)          (2,291)           (1,625)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (50,102)   $      (34,982)         180,333   $       128,896
                                                               =============    ==============    =============   ===============

Scudder International Series I Class A
 Issuance of Units .........................................          26,581    $       17,190          310,224   $       215,184
 Redemption of Units .......................................         (42,477)          (23,726)         (63,821)          (41,861)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (15,896)   $       (6,536)         246,403   $       173,323
                                                               =============    ==============    =============   ===============

Scudder Money Market Series II Class A
 Issuance of Units .........................................         151,554    $      153,599        1,365,387   $     1,386,847
 Redemption of Units .......................................        (397,011)         (400,849)      (1,037,473)       (1,053,647)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (245,457)   $     (247,250)         327,914   $       333,200
                                                               =============    ==============    =============   ===============

Scudder Small Cap Growth Series II Class A
 Issuance of Units .........................................          65,683    $       41,384          303,881   $       191,670
 Redemption of Units .......................................         (32,697)          (18,477)         (43,825)          (24,170)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          32,986    $       22,907          260,056   $       167,500
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                             SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Strategic Income Series II Class A
 Issuance of Units .........................................         145,341    $      173,397           95,499   $       101,380
 Redemption of Units .......................................        (103,726)         (121,013)         (18,232)          (20,029)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          41,615    $       52,384           77,267   $        81,351
                                                               =============    ==============    =============   ===============

Scudder Technology Growth Series II Class A
 Issuance of Units .........................................          66,682    $       35,991          517,951   $       313,555
 Redemption of Units .......................................        (247,831)         (128,990)        (239,545)         (125,236)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (181,149)   $      (92,999)         278,406   $       188,319
                                                               =============    ==============    =============   ===============

Scudder Total Return Series II Class A
 Issuance of Units .........................................          33,566    $       29,507          287,069   $       255,108
 Redemption of Units .......................................         (41,341)          (33,757)        (119,439)          (97,304)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          (7,775)   $       (4,250)         167,630   $       157,804
                                                               =============    ==============    =============   ===============

SVS Davis Venture Value Series II Class A
 Issuance of Units .........................................          86,215    $       72,379          461,422   $       408,677
 Redemption of Units .......................................        (245,304)         (195,344)        (193,851)         (154,497)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (159,089)   $     (122,965)         267,571   $       254,180
                                                               =============    ==============    =============   ===============

SVS Dreman Financial Services Series II Class A
 Issuance of Units .........................................          14,302    $       14,090           66,452   $        65,541
 Redemption of Units .......................................         (33,922)          (30,004)         (14,794)          (14,518)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (19,620)   $      (15,914)          51,658   $        51,023
                                                               =============    ==============    =============   ===============

SVS Dreman High Return Equity Series II Class A
 Issuance of Units .........................................         325,450    $      283,306        1,244,385   $     1,189,501
 Redemption of Units .......................................        (413,370)         (343,250)        (396,724)         (324,110)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (87,920)   $      (59,944)         847,661   $       865,391
                                                               =============    ==============    =============   ===============

SVS Dreman Small Cap Value Series II Class A
 Issuance of Units .........................................          61,999    $       71,571          548,735   $       666,354
 Redemption of Units .......................................        (101,262)         (114,348)        (207,171)         (215,036)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (39,263)   $      (42,777)         341,564   $       451,318
                                                               =============    ==============    =============   ===============

SVS Eagle Focused Large Cap Growth Series II Class A
 Issuance of Units .........................................           2,708    $        1,854          162,838   $       115,738
 Redemption of Units .......................................         (42,773)          (29,690)         (44,646)          (30,716)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (40,065)   $      (27,836)         118,192   $        85,022
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                             SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
SVS Focus Value+Growth Series II Class A
 Issuance of Units .........................................          18,312    $       12,553          217,286   $       162,841
 Redemption of Units .......................................         (21,700)          (13,985)          (6,360)           (4,499)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          (3,388)   $       (1,432)         210,926   $       158,342
                                                               =============    ==============    =============   ===============

SVS Index 500 Series II Class A
 Issuance of Units .........................................         489,309    $      376,536          861,953   $       669,622
 Redemption of Units .......................................        (274,531)         (203,987)        (163,890)         (120,443)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         214,778    $      172,549          698,063   $       549,179
                                                               =============    ==============    =============   ===============

SVS INVESCO Dynamic Growth Series II Class A
 Issuance of Units .........................................          10,066    $        6,920          212,289   $       153,261
 Redemption of Units .......................................         (32,137)          (19,780)         (39,699)          (27,370)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (22,071)   $      (12,860)         172,590   $       125,891
                                                               =============    ==============    =============   ===============

SVS Janus Growth and Income Series II Class A
 Issuance of Units .........................................          42,814    $       33,049          245,340   $       194,452
 Redemption of Units .......................................        (178,029)         (128,189)        (181,137)         (138,204)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (135,215)   $      (95,140)          64,203   $        56,248
                                                               =============    ==============    =============   ===============

SVS Janus Growth Opportunities Series II Class A
 Issuance of Units .........................................          23,749    $       14,490          226,630   $       158,901
 Redemption of Units .......................................        (101,624)          (58,079)         (18,159)          (10,754)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (77,875)   $      (43,589)         208,471   $       148,147
                                                               =============    ==============    =============   ===============

SVS MFS Strategic Value Series II Class A
 Issuance of Units .........................................              --    $           --            2,000   $         2,000
 Redemption of Units .......................................          (2,000)           (1,913)              --                --
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          (2,000)   $       (1,913)           2,000   $         2,000
                                                               =============    ==============    =============   ===============

SVS Oak Strategic Equity Series II Class A
 Issuance of Units .........................................          54,954    $       32,840          223,864   $       136,708
 Redemption of Units .......................................         (49,391)          (24,567)         (83,658)          (42,952)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           5,563    $        8,273          140,206   $        93,756
                                                               =============    ==============    =============   ===============

SVS Turner Mid Cap Growth Series II Class A
 Issuance of Units .........................................          30,276    $       24,198          106,827   $        80,534
 Redemption of Units .......................................          (8,191)           (5,745)         (23,085)          (16,300)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          22,085    $       18,453           83,742   $        64,234
                                                               =============    ==============    =============   ===============

(a) Name changed. See Note 1.

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                         SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Alger American Balanced
 Issuance of Units .........................................          51,278    $       43,616        1,825,165   $     1,682,961
 Redemption of Units .......................................        (399,363)         (361,086)        (250,817)         (218,281)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (348,085)   $     (317,470)       1,574,348   $     1,464,680
                                                               =============    ==============    =============   ===============

Alger American Leveraged AllCap
 Issuance of Units .........................................         112,255    $       78,945          618,615   $       486,742
 Redemption of Units .......................................        (220,132)         (140,657)        (110,749)          (72,172)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (107,877)   $      (61,712)         507,866   $       414,570
                                                               =============    ==============    =============   ===============

Credit Suisse Trust Emerging Markets
 Issuance of Units .........................................         373,602    $      271,208          171,489   $       139,796
 Redemption of Units .......................................        (357,845)         (256,641)        (129,645)         (104,504)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          15,757    $       14,567           41,844   $        35,292
                                                               =============    ==============    =============   ===============

Credit Suisse Trust Global Post-Venture Capital
 Issuance of Units .........................................          12,305    $        5,909           59,206   $        44,704
 Redemption of Units .......................................          (5,239)           (3,331)          (2,127)           (1,252)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           7,066    $        2,578           57,079   $        43,452
                                                               =============    ==============    =============   ===============

Dreyfus IP MidCap Stock
 Issuance of Units .........................................         100,059    $      100,082          648,754   $       642,353
 Redemption of Units .......................................        (276,855)         (268,901)         (83,371)          (76,517)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (176,796)   $     (168,819)         565,383   $       565,836
                                                               =============    ==============    =============   ===============

Dreyfus Socially Responsible Growth Fund, Inc
 Issuance of Units .........................................          14,790    $        9,433           22,788   $        17,582
 Redemption of Units .......................................          (2,501)           (1,732)          (7,935)           (4,887)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          12,289    $        7,701           14,853   $        12,695
                                                               =============    ==============    =============   ===============

INVESCO VIF Utilities
 Issuance of Units .........................................           4,487    $        2,409          199,185   $       106,699
 Redemption of Units .......................................          (2,028)           (1,155)              --                --
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           2,459    $        1,254          199,185   $       106,699
                                                               =============    ==============    =============   ===============

Scudder 21st Century Growth Series I Class A
 Issuance of Units .........................................          31,952    $       20,230           90,350   $        60,425
 Redemption of Units .......................................         (16,523)           (8,967)         (11,493)           (6,632)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          15,429    $       11,263           78,857   $        53,793
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                   SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Aggressive Growth Series II Class A
 Issuance of Units .........................................          44,004    $       31,427          311,334   $       196,219
 Redemption of Units .......................................         (63,764)          (43,193)        (250,391)         (139,871)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (19,760)   $      (11,766)          60,943   $        56,348
                                                               =============    ==============    =============   ===============

Scudder Blue Chip Series II Class A
 Issuance of Units .........................................          19,271    $       13,328          382,144   $       311,098
 Redemption of Units .......................................        (183,606)         (143,940)        (104,487)          (74,511)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (164,335)   $     (130,612)         277,657   $       236,587
                                                               =============    ==============    =============   ===============

Scudder Capital Growth Series I Class A
 Issuance of Units .........................................          56,859    $       40,673          380,216   $       301,356
 Redemption of Units .......................................         (12,307)           (7,804)         (67,899)          (47,415)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          44,552    $       32,869          312,317   $       253,941
                                                               =============    ==============    =============   ===============

Scudder Contrarian Value Series II Class A
 Issuance of Units .........................................         452,951    $      409,699          504,229   $       504,373
 Redemption of Units .......................................        (344,523)         (285,831)        (222,958)         (199,254)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         108,428    $      123,868          281,271   $       305,119
                                                               =============    ==============    =============   ===============

Scudder Fixed Income Series II Class A (a)
 Issuance of Units .........................................         197,002    $      217,132          783,553   $       814,065
 Redemption of Units .......................................        (292,549)         (325,849)        (115,187)         (121,300)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (95,547)   $     (108,717)         668,366   $       692,765
                                                               =============    ==============    =============   ===============

Scudder Global Blue Chip Series II Class A
 Issuance of Units .........................................         112,408    $       97,145          489,674   $       418,478
 Redemption of Units .......................................        (251,514)         (217,777)         (42,588)          (32,120)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (139,106)   $     (120,632)         447,086   $       386,358
                                                               =============    ==============    =============   ===============

Scudder Global Discovery Series I Class A
 Issuance of Units .........................................          24,106    $       21,217          109,878   $        87,859
 Redemption of Units .......................................         (12,043)           (9,081)          (3,584)           (3,667)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          12,063    $       12,136          106,294   $        84,192
                                                               =============    ==============    =============   ===============

Scudder Government Securities Series II Class A
 Issuance of Units .........................................         148,135    $      164,466        1,314,879   $     1,420,567
 Redemption of Units .......................................        (384,206)         (426,091)        (118,889)         (129,644)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (236,071)   $     (261,625)       1,195,990   $     1,290,923
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                   SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Growth and Income Series I Class A
 Issuance of Units .........................................         150,429    $      117,911          462,775   $       390,701
 Redemption of Units .......................................        (148,916)         (124,382)         (35,501)          (29,237)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           1,513    $       (6,471)         427,274   $       361,464
                                                               =============    ==============    =============   ===============

Scudder Growth Series II Class A
 Issuance of Units .........................................          87,536    $       60,089          357,149   $       274,807
 Redemption of Units .......................................         (77,707)          (52,990)         (42,834)          (27,012)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           9,829    $        7,099          314,315   $       247,795
                                                               =============    ==============    =============   ===============

Scudder Health Sciences Series I Class A
 Issuance of Units .........................................         353,818    $      279,769          824,601   $       778,480
 Redemption of Units .......................................        (397,591)         (317,142)        (218,635)         (178,525)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (43,773)   $      (37,373)         605,966   $       599,955
                                                               =============    ==============    =============   ===============

Scudder High Income Series II Class A (a)
 Issuance of Units .........................................         482,076    $      508,030          851,762   $       807,048
 Redemption of Units .......................................        (300,769)         (312,691)        (171,404)         (154,619)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         181,307    $      195,339          680,358   $       652,429
                                                               =============    ==============    =============   ===============

Scudder International Select Equity Series II Class A
 Issuance of Units .........................................          33,030    $       22,368          232,900   $       167,193
 Redemption of Units .......................................         (79,830)          (53,966)         (10,585)           (7,474)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (46,800)   $      (31,598)         222,315   $       159,719
                                                               =============    ==============    =============   ===============

Scudder International Series I Class A
 Issuance of Units .........................................         106,158    $       68,712          634,307   $       445,342
 Redemption of Units .......................................         (84,378)          (51,842)         (70,184)          (46,897)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          21,780    $       16,870          564,123   $       398,445
                                                               =============    ==============    =============   ===============

Scudder Money Market Series II Class A
 Issuance of Units .........................................       2,663,446    $    2,683,637        5,047,846   $     5,107,055
 Redemption of Units .......................................      (4,130,495)       (4,153,937)      (2,798,501)       (2,833,424)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................      (1,467,049)   $   (1,470,300)       2,249,345   $     2,273,631
                                                               =============    ==============    =============   ===============

Scudder Small Cap Growth Series II Class A
 Issuance of Units .........................................         229,095    $      145,179          580,944   $       385,734
 Redemption of Units .......................................         (49,512)          (27,764)        (179,593)          (97,147)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         179,583    $      117,415          401,351   $       288,587
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                   SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
Scudder Strategic Income Series II Class A
 Issuance of Units .........................................         331,246    $      374,439          221,051   $       234,278
 Redemption of Units .......................................        (352,243)         (410,607)         (26,942)          (29,329)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (20,997)   $      (36,168)         194,109   $       204,949
                                                               =============    ==============    =============   ===============

Scudder Technology Growth Series II Class A
 Issuance of Units .........................................       1,766,684    $    1,019,824          767,672   $       508,257
 Redemption of Units .......................................      (1,630,169)         (974,296)        (253,297)         (149,570)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         136,515    $       45,528          514,375   $       358,687
                                                               =============    ==============    =============   ===============

Scudder Total Return Series II Class A
 Issuance of Units .........................................         366,949    $      288,344        1,023,468   $       916,518
 Redemption of Units .......................................        (477,800)         (376,896)        (285,244)         (236,744)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (110,851)   $      (88,552)         738,224   $       679,774
                                                               =============    ==============    =============   ===============

SVS Davis Venture Value Series II Class A
 Issuance of Units .........................................         128,195    $      104,349        1,159,540   $     1,015,224
 Redemption of Units .......................................        (218,510)         (180,709)        (138,337)         (116,379)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (90,315)   $      (76,360)       1,021,203   $       898,845
                                                               =============    ==============    =============   ===============

SVS Dreman Financial Services Series II Class A
 Issuance of Units .........................................          26,245    $       25,463          373,101   $       371,706
 Redemption of Units .......................................         (53,406)          (51,005)         (97,182)          (91,711)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (27,161)   $      (25,542)         275,919   $       279,995
                                                               =============    ==============    =============   ===============

SVS Dreman High Return Equity Series II Class A
 Issuance of Units .........................................         523,946    $      415,313        2,229,083   $     2,085,282
 Redemption of Units .......................................        (771,881)         (635,831)        (592,626)         (491,379)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (247,935)   $     (220,518)       1,636,457   $     1,593,903
                                                               =============    ==============    =============   ===============

SVS Dreman Small Cap Value Series II Class A
 Issuance of Units .........................................         509,270    $      533,998        1,064,128   $     1,256,551
 Redemption of Units .......................................        (452,932)         (443,752)        (386,741)         (394,137)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          56,338    $       90,246          677,387   $       862,414
                                                               =============    ==============    =============   ===============

SVS Eagle Focused Large Cap Growth Series II Class A
 Issuance of Units .........................................          65,803    $       44,463          503,180   $       382,134
 Redemption of Units .......................................         (11,285)           (7,631)         (68,405)          (49,345)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          54,518    $       36,832          434,775   $       332,789
                                                               =============    ==============    =============   ===============

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                   SCUDDER GATEWAY INCENTIVE WITH OPTIONAL RIDER (CONTINUED)
                                                                                    YEAR ENDED DECEMBER 31,
                                                                            2003                                2002
                                                               -------------------------------    --------------------------------
                                                                   UNITS            AMOUNT            UNITS             AMOUNT
                                                               -------------    --------------    -------------   ----------------
SVS Focus Value+Growth Series II Class A
 Issuance of Units .........................................          41,848    $       31,626          199,610   $       154,172
 Redemption of Units .......................................          (8,119)           (5,901)         (17,290)          (14,500)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................          33,729    $       25,725          182,320   $       139,672
                                                               =============    ==============    =============   ===============

SVS Index 500 Series II Class A
 Issuance of Units .........................................       1,024,076    $      698,554        1,142,588   $       940,462
 Redemption of Units .......................................      (1,171,419)         (796,739)        (157,481)         (117,237)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (147,343)   $      (98,185)         985,107   $       823,225
                                                               =============    ==============    =============   ===============

SVS INVESCO Dynamic Growth Series II Class A
 Issuance of Units .........................................           2,731    $        1,744           96,886   $        72,809
 Redemption of Units .......................................         (14,936)           (9,962)          (2,541)           (1,703)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (12,205)   $       (8,218)          94,345   $        71,106
                                                               =============    ==============    =============   ===============

SVS Janus Growth and Income Series II Class A
 Issuance of Units .........................................          55,957    $       42,694          755,405   $       671,098
 Redemption of Units .......................................        (133,350)         (100,700)        (139,983)         (112,459)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         (77,393)   $      (58,006)         615,422   $       558,639
                                                               =============    ==============    =============   ===============

SVS Janus Growth Opportunities Series II Class A
 Issuance of Units .........................................          66,874    $       41,560          443,811   $       305,652
 Redemption of Units .......................................        (323,803)         (207,069)         (85,329)          (48,404)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................        (256,929)   $     (165,509)         358,482   $       257,248
                                                               =============    ==============    =============   ===============

SVS MFS Strategic Value Series II Class A
 Issuance of Units .........................................           4,141    $        3,511            6,662   $         5,759
 Redemption of Units .......................................          (3,215)           (2,852)              (6)               (5)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................             926    $          659            6,656   $         5,754
                                                               =============    ==============    =============   ===============

SVS Oak Strategic Equity Series II Class A
 Issuance of Units .........................................          54,403    $       30,514          298,308   $       169,663
 Redemption of Units .......................................         (45,620)          (26,910)         (63,034)          (42,037)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................           8,783    $        3,604          235,274   $       127,626
                                                               =============    ==============    =============   ===============

SVS Turner Mid Cap Growth Series II Class A
 Issuance of Units .........................................         195,238    $      150,821          344,926   $       255,520
 Redemption of Units .......................................         (38,795)          (26,879)        (103,286)          (73,333)
                                                               -------------    --------------    -------------   ---------------
  Net increase (decrease) ..................................         156,443    $      123,942          241,640   $       182,187
                                                               =============    ==============    =============   ===============

(a) Name changed. See Note 1.

SEPARATE ACCOUNT KG

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2003 is as follows:

                 INVESTMENT PORTFOLIO                                  PURCHASES        SALES
                 --------------------                                  ---------        -----
Alger American Balanced                                              $   7,435,063  $  11,317,650
Alger American Leveraged AllCap                                          4,946,479      6,285,192
Credit Suisse Trust Emerging Markets                                     8,936,465      7,312,647
Credit Suisse Trust Global Post-Venture Capital                            452,834        420,474
Dreyfus IP MidCap Stock                                                  6,939,824      8,159,094
Dreyfus Socially Responsible Growth Fund, Inc.                             606,866      1,908,200
INVESCO VIF Utilities                                                    1,507,685        979,545
Janus Aspen Growth                                                          24,026        102,078
Janus Aspen Growth and Income                                               20,175        134,080
Scudder 21st Century Growth Series I Class A                             2,436,604      1,233,914
Scudder Aggressive Growth Series II Class A                              4,650,041      5,634,158
Scudder Blue Chip Series II Class A                                      4,541,859     15,541,376
Scudder Capital Growth Series I Class A                                  2,821,050      6,204,278
Scudder Contrarian Value Series II Class A                               9,884,843     21,853,420
Scudder Fixed Income Series II Class A (a)                              18,527,991     32,133,116
Scudder Global Blue Chip Series II Class A                              10,491,498     11,059,426
Scudder Global Discovery Series I Class A                               10,501,361     15,051,013
Scudder Government Securities Series II Class A                         28,407,902    125,078,524
Scudder Growth and Income Series I Class A                               3,866,102      4,904,744
Scudder Growth Series II Class A                                         2,512,563      9,841,698
Scudder Health Sciences Series I Class A                                 7,059,086      5,324,790
Scudder High Income Series II Class A (a)                               44,825,565     39,529,593
Scudder International Select Equity Series II Class A                   13,176,510     17,905,753
Scudder International Series I Class A                                  10,373,619     11,658,659
Scudder Money Market Series II Class A                                  87,475,343    186,470,372
Scudder Small Cap Growth Series II Class A                              10,031,703     11,428,046
Scudder Strategic Income Series II Class A                               8,810,335     11,245,815
Scudder Technology Growth Series II Class A                              9,914,015     11,029,366
Scudder Total Return Series II Class A                                  10,780,823     35,386,653
SVS Davis Venture Value Series II Class A                                6,538,932      7,220,069
SVS Dreman Financial Services Series II Class A                          3,945,306      7,996,280
SVS Dreman High Return Equity Series II Class A                         15,269,402     25,219,608
SVS Dreman Small Cap Value Series II Class A                            15,372,348     18,909,097
SVS Eagle Focused Large Cap Growth Series II Class A                     2,655,431      3,826,721
SVS Focus Value+Growth Series II Class A                                 5,003,656     11,458,718
SVS Index 500 Series II Class A                                         18,762,909     17,361,562
SVS INVESCO Dynamic Growth Series II Class A                             1,126,913      2,322,776
SVS Janus Growth and Income Series II Class A                            2,100,697     12,430,684
SVS Janus Growth Opportunities Series II Class A                         2,368,478      9,751,090
SVS MFS Strategic Value Series II Class A                                1,733,249        650,453
SVS Oak Strategic Equity Series II Class A                               5,976,609      4,445,168
SVS Turner Mid Cap Growth Series II Class A                              5,409,352      1,640,340

(a) Name changed. See Note 1.

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding , income and expense ratios and total return for each Sub-Account for the year ended December 31, 2003 is as follows:

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)      UNIT (4)
                                                                  UNITS          VALUE         VALUE         NET ASSETS
                                                                  (000S)         LOWEST        HIGHEST         (000S)
                                                                  ------         ------        -------         ------
ALGER AMERICAN BALANCED
2003                                                                 92,526   $   0.980696   $   0.995567   $     92,089
2002                                                                 97,636       0.838133       0.848268         82,799
2001                                                                 56,146       0.972092       0.980859         55,067
ALGER AMERICAN LEVERAGED ALLCAP
2003                                                                 47,626       0.794288       0.636510         30,444
2002                                                                 49,122       0.479147       0.602544         23,654
2001                                                                 44,842       0.735302       0.925174         33,036
CREDIT SUISSE TRUST EMERGING MARKETS
2003                                                                  9,565       1.032519       0.818815          7,851
2002                                                                  7,355       0.581218       0.738755          4,288
2001                                                                  3,273       0.666560       0.847751          2,183
CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
2003                                                                  6,087       0.732556       0.501527          3,068
2002                                                                  6,072       0.344472       0.507117          2,102
2001                                                                  3,938       0.530607       0.781644          2,091
DREYFUS IP MIDCAP STOCK
2003                                                                 62,189       1.121534       1.232950         76,570
2002                                                                 63,081       0.866140       0.949289         59,790
2001                                                                 35,626       1.006936       1.100236         39,176
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2003                                                                 12,025       0.718869       0.685836          8,251
2002                                                                 14,010       0.552014       0.583168          7,737
2001                                                                 11,827       0.787941       0.832960          9,320
INVESCO VIF UTILITIES
2003                                                                 10,450       0.610757       0.615935          6,436
2002                                                                  9,542       0.528927       0.531781          5,073
2001                                                                  2,873       0.675355       0.676898          1,945
JANUS ASPEN GROWTH
2003                                                                    775       0.744259       0.744259            577
2002                                                                    895       0.573001       0.573001            513
2001                                                                  1,373       0.790783       0.790783          1,086

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)    EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
ALGER AMERICAN BALANCED
2003                                                                   2.07%           1.40%
2002                                                                   1.67            1.40
2001                                                                   1.36            1.40
ALGER AMERICAN LEVERAGED ALLCAP
2003                                                                    N/A            1.40
2002                                                                   0.01            1.40
2001                                                                    N/A            1.40
CREDIT SUISSE TRUST EMERGING MARKETS
2003                                                                    N/A            1.40
2002                                                                   0.26            1.40
2001                                                                    N/A            1.40
CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
DREYFUS IP MIDCAP STOCK
2003                                                                   0.29            1.40
2002                                                                   0.32            1.40
2001                                                                   0.21            1.40
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2003                                                                   0.11            1.40
2002                                                                   0.24            1.40
2001                                                                   0.07            1.40
INVESCO VIF UTILITIES
2003                                                                   1.33            1.40
2002                                                                   0.68            1.40
2001                                                                   1.98            1.40
JANUS ASPEN GROWTH
2003                                                                   0.09            1.40
2002                                                                    N/A            1.40
2001                                                                   0.06            1.40

                                                                  EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                                    RATIO           RETURN        RETURN
                                                                   HIGHEST          LOWEST        HIGHEST
                                                                   -------          ------        -------
ALGER AMERICAN BALANCED
2003                                                                   1.70%          17.01%         17.36%
2002                                                                   1.70          -13.78         -13.52
2001                                                                   1.70           -3.31          -2.58(d)
ALGER AMERICAN LEVERAGED ALLCAP
2003                                                                   1.70           32.44          32.84
2002                                                                   1.70          -35.04         -34.84
2001                                                                   1.70          -17.11          -7.48(d)
CREDIT SUISSE TRUST EMERGING MARKETS
2003                                                                   1.70           40.44          40.88
2002                                                                   1.70          -13.08         -12.80
2001                                                                   1.70          -15.41         -10.91(d)
CREDIT SUISSE TRUST GLOBAL POST-VENTURE CAPITAL
2003                                                                   1.70           45.14          45.59
2002                                                                   1.70          -35.29         -35.08
2001                                                                   1.70          -29.64         -21.84(d)
DREYFUS IP MIDCAP STOCK
2003                                                                   1.70           29.49          29.88
2002                                                                   1.70          -13.98         -13.72
2001                                                                   1.70           -4.61           0.91(d)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
2003                                                                   1.70           23.86          24.24
2002                                                                   1.70          -30.17         -29.94
2001                                                                   1.70          -23.66         -16.70(d)
INVESCO VIF UTILITIES
2003                                                                   1.70           15.47          15.82
2002                                                                   1.70          -21.68         -21.44
2001                                                                   1.70          -32.46         -32.31(c)(d)
JANUS ASPEN GROWTH
2003                                                                   1.40             N/A          29.89
2002                                                                   1.40          -27.54         -27.54
2001                                                                   1.40          -25.79         -25.79

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)      UNIT (4)
                                                                  UNITS          VALUE         VALUE         NET ASSETS
                                                                  (000S)         LOWEST        HIGHEST         (000S)
                                                                  ------         ------        -------         ------
JANUS ASPEN GROWTH AND INCOME
2003                                                                    697   $   1.008772   $   1.008772   $        703
2002                                                                    825       0.827143       0.827143            683
2001                                                                  1,137       1.069183       1.069183          1,215
SCUDDER 21ST CENTURY GROWTH SERIES I CLASS A
2003                                                                 23,635       0.641377       0.444593         10,565
2002                                                                 20,572       0.344524       0.500868          7,129
2001                                                                 10,805       0.594806       0.865372          6,436
SCUDDER AGGRESSIVE GROWTH SERIES II CLASS A
2003                                                                 20,763       0.735601       0.905867         18,776
2002                                                                 21,876       0.557855       0.684909         14,951
2001                                                                 27,544       0.818539       1.001848         27,565
SCUDDER BLUE CHIP SERIES II CLASS A
2003                                                                 84,988       0.854310       1.113556         94,470
2002                                                                 96,082       0.682972       0.887525         85,086
2001                                                                108,911       0.892093       1.155757        125,744
SCUDDER CAPITAL GROWTH SERIES I CLASS A
2003                                                                 38,180       0.756452       0.870933         33,184
2002                                                                 42,380       0.606469       0.696126         29,454
2001                                                                 43,135       0.871292       0.997004         42,991
SCUDDER CONTRARIAN VALUE SERIES II CLASS A
2003                                                                 58,693       1.114328       1.747940        102,169
2002                                                                 67,618       0.854909       1.336945         90,137
2001                                                                 70,641       1.022969       1.594875        112,592
SCUDDER FIXED INCOME SERIES II CLASS A (a)
2003                                                                 67,733       1.126114       1.382502         93,373
2002                                                                 79,398       1.089647       1.333664        105,586
2001                                                                 49,608       1.026287       1.252309         62,071
SCUDDER GLOBAL BLUE CHIP SERIES II CLASS A
2003                                                                 20,889       0.927788       1.037205         21,607
2002                                                                 21,429       0.730892       0.814615         17,397
2001                                                                 18,274       0.882739       0.980851         17,914

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)    EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
JANUS ASPEN GROWTH AND INCOME
2003                                                                   1.03%           1.40%
2002                                                                   0.78            1.40
2001                                                                   1.35            1.40
SCUDDER 21ST CENTURY GROWTH SERIES I CLASS A
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SCUDDER AGGRESSIVE GROWTH SERIES II CLASS A
2003                                                                    N/A            1.40
2002                                                                   0.48            1.40
2001                                                                   1.08            1.40
SCUDDER BLUE CHIP SERIES II CLASS A
2003                                                                   0.63            1.40
2002                                                                   0.38            1.40
2001                                                                   0.46            1.40
SCUDDER CAPITAL GROWTH SERIES I CLASS A
2003                                                                   0.42            1.40
2002                                                                   0.33            1.40
2001                                                                   0.42            1.40
SCUDDER CONTRARIAN VALUE SERIES II CLASS A
2003                                                                   1.96            1.40
2002                                                                   1.47            1.40
2001                                                                   1.77            1.40
SCUDDER FIXED INCOME SERIES II CLASS A (a)
2003                                                                   3.54            1.40
2002                                                                   2.72            1.40
2001                                                                   4.90            1.40
SCUDDER GLOBAL BLUE CHIP SERIES II CLASS A
2003                                                                   0.37            1.40
2002                                                                   0.60            1.40
2001                                                                    N/A            1.40

                                                                  EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                                    RATIO           RETURN        RETURN
                                                                   HIGHEST          LOWEST        HIGHEST
                                                                   -------          ------        -------
JANUS ASPEN GROWTH AND INCOME
2003                                                                   1.40%           N/A%          21.96%
2002                                                                   1.70          -22.64         -22.64
2001                                                                   1.70          -14.59         -14.59
SCUDDER 21ST CENTURY GROWTH SERIES I CLASS A
2003                                                                   1.70           28.65          29.05
2002                                                                   1.70          -42.27         -42.08
2001                                                                   1.70          -24.17         -13.46(d)
SCUDDER AGGRESSIVE GROWTH SERIES II CLASS A
2003                                                                   1.70           31.86          32.26
2002                                                                   1.70          -31.85         -31.64
2001                                                                   1.70          -22.86         -17.97(d)
SCUDDER BLUE CHIP SERIES II CLASS A
2003                                                                   1.70           25.09          25.47
2002                                                                   1.70          -23.44         -23.21
2001                                                                   1.70          -16.99         -10.60(d)
SCUDDER CAPITAL GROWTH SERIES I CLASS A
2003                                                                   1.70           24.73          25.11
2002                                                                   1.70          -30.39         -30.18
2001                                                                   1.70          -20.49         -12.68(d)
SCUDDER CONTRARIAN VALUE SERIES II CLASS A
2003                                                                   1.70           30.34          30.74
2002                                                                   1.70          -16.43         -16.17
2001                                                                   1.70            0.44           2.52(d)
SCUDDER FIXED INCOME SERIES II CLASS A (a)
2003                                                                   1.70            3.35           3.66
2002                                                                   1.70            6.17           6.50
2001                                                                   1.70            2.63           4.24(d)
SCUDDER GLOBAL BLUE CHIP SERIES II CLASS A
2003                                                                   1.70           26.94          27.32
2002                                                                   1.70          -17.20         -16.95
2001                                                                   1.70          -16.66         -11.53(d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)      UNIT (4)
                                                                  UNITS          VALUE         VALUE         NET ASSETS
                                                                  (000S)         LOWEST        HIGHEST         (000S)
                                                                  ------         ------        -------         ------
SCUDDER GLOBAL DISCOVERY SERIES I CLASS A
2003                                                                 31,013   $   0.935630   $   1.259804   $     38,957
2002                                                                 35,189       0.638409       0.856987         30,078
2001                                                                 37,605       0.810683       1.084897         40,761
SCUDDER GOVERNMENT SECURITIES SERIES II CLASS A
2003                                                                111,493       1.114255       1.392137        154,628
2002                                                                187,126       1.108503       1.380739        257,574
2001                                                                 80,933       1.043636       1.295995        104,808
SCUDDER GROWTH AND INCOME SERIES I CLASS A
2003                                                                 45,954       0.878867       0.784778         36,136
2002                                                                 47,448       0.627988       0.708730         29,856
2001                                                                 44,531       0.828509       0.935484         36,919
SCUDDER GROWTH SERIES II CLASS A
2003                                                                 63,548       0.739292       0.956185         60,648
2002                                                                 71,649       0.603035       0.777568         55,616
2001                                                                 87,074       0.869080       1.117143         97,252
SCUDDER HEALTH SCIENCES SERIES I CLASS A
2003                                                                 24,264       1.046021       1.054532         25,580
2002                                                                 21,989       0.795890       0.799926         17,586
2001                                                                  9,668       1.052889       1.055000         10,199
SCUDDER HIGH INCOME SERIES II CLASS A (a)
2003                                                                121,584       1.145030       1.245497        151,290
2002                                                                125,977       0.934686       1.013601        127,600
2001                                                                120,361       0.953744       1.031130        124,096
SCUDDER INTERNATIONAL SELECT EQUITY SERIES II CLASS A
2003                                                                 38,877       0.896139       1.094195         42,464
2002                                                                 44,117       0.702193       0.854774         38,044
2001                                                                 40,740       0.825716       1.002002         40,808
SCUDDER INTERNATIONAL SERIES I CLASS A
2003                                                                 41,650       0.760075       0.801181         33,333
2002                                                                 43,414       0.605248       0.636044         27,586
2001                                                                 38,790       0.754296       0.790221         30,649

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)    EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
SCUDDER GLOBAL DISCOVERY SERIES I CLASS A
2003                                                                   0.10%           1.40%
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SCUDDER GOVERNMENT SECURITIES SERIES II CLASS A
2003                                                                   3.23            1.40
2002                                                                   2.25            1.40
2001                                                                   3.70            1.40
SCUDDER GROWTH AND INCOME SERIES I CLASS A
2003                                                                   1.03            1.40
2002                                                                   0.97            1.40
2001                                                                   1.19            1.40
SCUDDER GROWTH SERIES II CLASS A
2003                                                                   0.11            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SCUDDER HEALTH SCIENCES SERIES I CLASS A
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SCUDDER HIGH INCOME SERIES II CLASS A (a)
2003                                                                   8.19            1.40
2002                                                                   9.54            1.40
2001                                                                  12.86            1.40
SCUDDER INTERNATIONAL SELECT EQUITY SERIES II CLASS A
2003                                                                   1.28            1.40
2002                                                                   0.47            1.40
2001                                                                   0.80            1.40
SCUDDER INTERNATIONAL SERIES I CLASS A
2003                                                                   0.75            1.40
2002                                                                   0.80            1.40
2001                                                                   0.47            1.40

                                                                  EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                                    RATIO           RETURN        RETURN
                                                                   HIGHEST          LOWEST        HIGHEST
                                                                   -------          ------        -------
SCUDDER GLOBAL DISCOVERY SERIES I CLASS A
2003                                                                   1.70%          46.56%         47.00%
2002                                                                   1.70          -21.25         -21.01
2001                                                                   1.70          -25.65         -18.76(d)
SCUDDER GOVERNMENT SECURITIES SERIES II CLASS A
2003                                                                   1.70            0.52           0.83
2002                                                                   1.70            6.22           6.54
2001                                                                   1.70            4.36           5.98(d)
SCUDDER GROWTH AND INCOME SERIES I CLASS A
2003                                                                   1.70           24.59          24.97
2002                                                                   1.70          -24.43         -24.20
2001                                                                   1.70          -12.54          -6.45(d)
SCUDDER GROWTH SERIES II CLASS A
2003                                                                   1.70           22.60          22.97
2002                                                                   1.70          -30.61         -30.40
2001                                                                   1.70          -23.43         -12.91(d)
SCUDDER HEALTH SCIENCES SERIES I CLASS A
2003                                                                   1.70           31.43          31.83
2002                                                                   1.70          -24.41         -24.18
2001                                                                   1.70            5.29           5.50(c)
SCUDDER HIGH INCOME SERIES II CLASS A
2003                                                                   1.70           22.50          22.88
2002                                                                   1.70           -2.00          -1.70
2001                                                                   1.70           -4.63           1.19(d)
SCUDDER INTERNATIONAL SELECT EQUITY SERIES II CLASS A
2003                                                                   1.70           27.62          28.01
2002                                                                   1.70          -14.96         -14.69
2001                                                                   1.70          -25.49         -17.25(d)
SCUDDER INTERNATIONAL SERIES I CLASS A
2003                                                                   1.70           25.58          25.96
2002                                                                   1.70          -19.76         -19.51
2001                                                                   1.70          -31.83         -24.40(d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)      UNIT (4)
                                                                  UNITS          VALUE         VALUE         NET ASSETS
                                                                  (000S)         LOWEST        HIGHEST         (000S)
                                                                  ------         ------        -------         ------
SCUDDER MONEY MARKET SERIES II CLASS A
2003                                                                101,988   $   1.000177   $   1.185686   $    120,477
2002                                                                184,508       1.010190       1.193950        219,534
2001                                                                185,148       1.013780       1.194638        220,902
SCUDDER SMALL CAP GROWTH SERIES II CLASS A
2003                                                                 52,444       0.679910       1.077222         56,106
2002                                                                 53,217       0.520265       0.821781         43,502
2001                                                                 50,238       0.795536       1.252676         62,884
SCUDDER STRATEGIC INCOME SERIES II CLASS A
2003                                                                 22,983       1.187470       1.267983         29,117
2002                                                                 24,976       1.120073       1.192383         29,760
2001                                                                  7,120       1.023705       1.086508          7,734
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                 79,475       0.702816       0.834042         66,122
2002                                                                 80,387       0.487685       0.576982         46,267
2001                                                                 92,568       0.769450       0.907535         83,939
SCUDDER TOTAL RETURN  SERIES II CLASS A
2003                                                                160,041       0.925145       1.293493        206,383
2002                                                                184,084       0.797989       1.112326        204,188
2001                                                                199,538       0.956985       1.329896        265,021
SVS DAVIS VENTURE VALUE SERIES II CLASS A
2003                                                                 55,364       0.992237       1.000368         55,372
2002                                                                 55,898       0.777424       0.781402         43,672
2001                                                                 20,058       0.939145       0.941078         18,875
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                 34,421       1.138286       1.214795         41,772
2002                                                                 38,644       0.903723       0.961526         37,123
2001                                                                 33,899       1.004891       1.065910         36,117
SVS DREMAN HIGH RETURN EQUITY SERIES II CLASS A
2003                                                                165,369       1.039437       1.211035        199,654
2002                                                                177,160       0.801508       0.930992        164,427
2001                                                                118,266       0.994777       1.151965        136,007

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)    EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
SCUDDER MONEY MARKET SERIES II CLASS A
2003                                                                   0.73%           1.40%
2002                                                                   1.35            1.40
2001                                                                   3.39            1.40
SCUDDER SMALL CAP GROWTH SERIES II CLASS A
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SCUDDER STRATEGIC INCOME SERIES II CLASS A
2003                                                                   1.34            1.40
2002                                                                   1.53            1.40
2001                                                                   0.80            1.40
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                    N/A            1.40
2002                                                                   0.12            1.40
2001                                                                   0.19            1.40
SCUDDER TOTAL RETURN  SERIES II CLASS A
2003                                                                   3.11            1.40
2002                                                                   2.80            1.40
2001                                                                   2.67            1.40
SVS DAVIS VENTURE VALUE SERIES II CLASS A
2003                                                                   0.52            1.40
2002                                                                   0.10            1.40
2001                                                                    N/A            1.40
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                   1.48            1.40
2002                                                                   0.77            1.40
2001                                                                   1.07            1.40
SVS DREMAN HIGH RETURN EQUITY SERIES II CLASS A
2003                                                                   2.07            1.40
2002                                                                   0.84            1.40
2001                                                                   1.13            1.40

                                                                  EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                                    RATIO           RETURN        RETURN
                                                                   HIGHEST          LOWEST        HIGHEST
                                                                   -------          ------        -------
SCUDDER MONEY MARKET SERIES II CLASS A
2003                                                                   1.70%          -0.99%         -0.69%
2002                                                                   1.70           -0.35          -0.06
2001                                                                   1.70            1.38           2.28(d)
SCUDDER SMALL CAP GROWTH SERIES II CLASS A
2003                                                                   1.70           30.69          31.08
2002                                                                   1.70          -34.60         -34.40
2001                                                                   1.70          -29.80         -20.27(d)
SCUDDER STRATEGIC INCOME SERIES II CLASS A
2003                                                                   1.70            6.02           6.34
2002                                                                   1.70            9.41           9.74
2001                                                                   1.70            2.37           3.76(d)
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                   1.70           44.11          44.55
2002                                                                   1.70          -36.62         -36.42
2001                                                                   1.70          -33.34         -22.88(d)
SCUDDER TOTAL RETURN  SERIES II CLASS A
2003                                                                   1.70           15.93          16.29
2002                                                                   1.70          -16.61         -16.36
2001                                                                   1.70           -7.40          -4.10(d)
SVS DAVIS VENTURE VALUE SERIES II CLASS A
2003                                                                   1.70           27.63          28.02
2002                                                                   1.70          -17.22         -16.97
2001                                                                   1.70           -6.09          -5.89(c)(d)
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                   1.70           25.96          26.34
2002                                                                   1.70          -10.07          -9.79
2001                                                                   1.70           -6.19           0.71(d)
SVS DREMAN HIGH RETURN EQUITY SERIES II CLASS A
2003                                                                   1.70           29.69          30.08
2002                                                                   1.70          -19.43         -19.18
2001                                                                   1.70           -0.52           0.27(d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)      UNIT (4)
                                                                  UNITS          VALUE         VALUE         NET ASSETS
                                                                  (000S)         LOWEST        HIGHEST         (000S)
                                                                  ------         ------        -------         ------
SVS DREMAN SMALL CAP VALUE SERIES II CLASS A
2003                                                                 72,252   $   1.378684   $   1.586111   $    114,362
2002                                                                 77,095       0.987462       1.132578         87,152
2001                                                                 49,044       1.133166       1.295745         63,528
SVS EAGLE FOCUSED LARGE CAP GROWTH SERIES II CLASS A
2003                                                                 27,737       0.786780       0.833608         23,090
2002                                                                 29,081       0.632518       0.668108         19,406
2001                                                                 20,763       0.893562       0.940898         19,530
SVS FOCUS VALUE+GROWTH SERIES II CLASS A
2003                                                                 48,282       0.834190       1.263657         60,812
2002                                                                 54,359       0.639677       0.966038         52,370
2001                                                                 59,501       0.878102       1.322047         78,643
SVS INDEX 500 SERIES II CLASS A
2003                                                                123,001       0.880781       0.811095         99,963
2002                                                                121,196       0.643024       0.703703         78,087
2001                                                                 77,174       0.839740       0.919446         64,882
SVS INVESCO DYNAMIC GROWTH SERIES II CLASS A
2003                                                                  8,659       0.786925       0.793559          6,871
2002                                                                 10,387       0.590663       0.593839          6,168
2001                                                                  2,703       0.869828       0.871729          2,356
SVS JANUS GROWTH AND INCOME SERIES II CLASS A
2003                                                                 67,102       0.880145       0.856650         57,516
2002                                                                 80,367       0.695635       0.720237         55,941
2001                                                                 75,270       0.888059       0.919942         66,873
SVS JANUS GROWTH OPPORTUNITIES SERIES II CLASS A
2003                                                                 60,772       0.700099       0.652466         39,674
2002                                                                 72,725       0.522109       0.564510         38,002
2001                                                                 83,754       0.763279       0.825766         63,941
SVS MFS STRATEGIC VALUE SERIES II CLASS A
2003                                                                  4,092       1.000004       1.005149          4,113
2002                                                                  2,948       0.802734       0.804365          2,372
2001                                                                    N/A            N/A            N/A            N/A
SVS OAK STRATEGIC EQUITY SERIES II CLASS A
2003                                                                 21,872       0.655161       0.660653         14,447
2002                                                                 18,859       0.444954       0.447321          8,435
2001                                                                  9,971       0.751163       0.752851          7,506

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)    EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
SVS DREMAN SMALL CAP VALUE SERIES II CLASS A
2003                                                                   1.10%           1.40%
2002                                                                   0.33            1.40
2001                                                                    N/A            1.40
SVS EAGLE FOCUSED LARGE CAP GROWTH SERIES II CLASS A
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SVS FOCUS VALUE+GROWTH SERIES II CLASS A
2003                                                                   0.85            1.40
2002                                                                   0.55            1.40
2001                                                                   0.67            1.40
SVS INDEX 500 SERIES II CLASS A
2003                                                                   1.07            1.40
2002                                                                   0.45            1.40
2001                                                                   0.50            1.40
SVS INVESCO DYNAMIC GROWTH SERIES II CLASS A
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SVS JANUS GROWTH AND INCOME SERIES II CLASS A
2003                                                                   0.73            1.40
2002                                                                   0.60            1.40
2001                                                                   0.68            1.40
SVS JANUS GROWTH OPPORTUNITIES SERIES II CLASS A
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40
SVS MFS STRATEGIC VALUE SERIES II CLASS A
2003                                                                   0.37            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A             N/A
SVS OAK STRATEGIC EQUITY SERIES II CLASS A
2003                                                                    N/A            1.40
2002                                                                    N/A            1.40
2001                                                                    N/A            1.40

                                                                  EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                                    RATIO           RETURN        RETURN
                                                                   HIGHEST          LOWEST        HIGHEST
                                                                   -------          ------        -------
SVS DREMAN SMALL CAP VALUE SERIES II CLASS A
2003                                                                   1.70%          39.62%         40.04%
2002                                                                   1.70          -12.86         -12.59
2001                                                                   1.70           13.32          16.02(d)
SVS EAGLE FOCUSED LARGE CAP GROWTH SERIES II CLASS A
2003                                                                   1.70           24.39          24.77
2002                                                                   1.70          -29.21         -28.99
2001                                                                   1.70          -18.11         -10.45(d)
SVS FOCUS VALUE+GROWTH SERIES II CLASS A
2003                                                                   1.70           30.41          30.81
2002                                                                   1.70          -27.15         -26.93
2001                                                                   1.70          -15.55         -12.00(d)
SVS INDEX 500 SERIES II CLASS A
2003                                                                   1.70           25.75          26.14
2002                                                                   1.70          -23.66         -23.43
2001                                                                   1.70          -13.28          -8.06(d)
SVS INVESCO DYNAMIC GROWTH SERIES II CLASS A
2003                                                                   1.70           33.23          33.63
2002                                                                   1.70          -32.09         -31.88
2001                                                                   1.70          -13.02         -12.83(c)(d)
SVS JANUS GROWTH AND INCOME SERIES II CLASS A
2003                                                                   1.70           22.77          23.15
2002                                                                   1.70          -21.91         -21.67
2001                                                                   1.70          -13.51          -8.01(d)
SVS JANUS GROWTH OPPORTUNITIES SERIES II CLASS A
2003                                                                   1.70           24.59          24.97
2002                                                                   1.70          -31.81         -31.60
2001                                                                   1.70          -24.76         -17.42(d)
SVS MFS STRATEGIC VALUE SERIES II CLASS A
2003                                                                   1.70           24.57          24.96
2002                                                                   1.70          -19.73         -19.56(b)
2001                                                                    N/A             N/A            N/A
SVS OAK STRATEGIC EQUITY SERIES II CLASS A
2003                                                                   1.70           47.24          47.69
2002                                                                   1.70          -40.76         -40.58
2001                                                                   1.70          -24.88         -24.71(c)(d)

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)      UNIT (4)
                                                                  UNITS          VALUE         VALUE         NET ASSETS
                                                                  (000S)         LOWEST        HIGHEST         (000S)
                                                                  ------         ------        -------         ------
SVS TURNER MID CAP GROWTH SERIES II CLASS A
2003                                                                 27,677   $   0.848163   $   0.855214   $     23,665
2002                                                                 22,602       0.581028       0.584086         13,200
2001                                                                  7,139       0.872867       0.874711          6,244

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)    EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
SVS TURNER MID CAP GROWTH SERIES II CLASS A
2003                                                                    N/A%          1.40%
2002                                                                    N/A           1.40
2001                                                                    N/A           1.40

                                                                  EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                                    RATIO           RETURN        RETURN
                                                                   HIGHEST          LOWEST        HIGHEST
                                                                   -------          ------        -------
SVS TURNER MID CAP GROWTH SERIES II CLASS A
2003                                                                   1.70%          45.98%         46.42%
2002                                                                   1.70          -33.43         -33.23
2001                                                                   1.70          -12.71         -12.53(c)(d)

(a) NAME CHANGED. SEE NOTE 1.
(b) START DATE OF 5/1/02.
(c) START DATE OF 5/1/01.
(d) START DATE OF 2/23/01.

(1) THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

(2) THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

(3) THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(4) BEGINNING IN 2003, THE HIGHEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE LOWEST EXPENSE RATIO. THE LOWEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE HIGHEST EXPENSE RATIO.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENT

     Statement of Position (SOP) 03-5 "Financial Highlights of Separate
Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Separate Account, but resulted in additional disclosures in the footnotes to the financial statements.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a)  FINANCIAL STATEMENTS

      Financial Statements Included in Part A
      None

      Financial Statements Included in Part B
      Financial Statements for Allmerica Financial Life Insurance and Annuity Company
      Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

      Financial Statements Included in Part C
      None

 (b)  EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3    (a) Wholesaling Agreement was previously filed on
                               August 9, 1996 in Registrant's Initial
                               Registration Statement, and is incorporated by reference herein.

                           (b) Underwriting and Administrative Services
                               Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                           (c) Sales Agreements with Commission Schedule were
                               previously filed on April 30, 1998 in
                               Post-Effective Amendment No. 2, and are
                               incorporated by reference herein.

                           (d) General Agent's Agreement was previously filed on
                               April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                           (e) Career Agent Agreement was previously filed on
                               April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                           (f) Registered Representative's Agreement was
                               previously filed on April 30, 1998 in
                               Post-Effective Amendment No. 2, and is
                               incorporated by reference herein.

                           (g) Form of Indemnification Agreement with Scudder
                               Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

              EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein. Policy Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein. EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

              EXHIBIT 5 Application Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and are incorporated by reference herein.

              EXHIBIT 7    (a) Variable Annuity GMDB Reinsurance Agreement
                               between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                               incorporated by reference herein.

                           (b) Variable Annuity GMDB Reinsurance Agreement
                               between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                               incorporated by reference herein.

                           (c) Variable Annuity GMDB Reinsurance Agreement
                               between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                           (d) Variable Annuity GMDB Reinsurance Agreement
                               between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

              EXHIBIT 8    (a) Service Agreement dated March 1, 2001 between
                               Boston Financial Data Services, Inc. and
                               Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is
                               incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                           (b) Form of Scudder Services Agreement was previously
                               filed on April 30, 1998 in Post-Effective
                               Amendment No. 2, and is incorporated by reference herein.

                           (c) Directors' Power of Attorney is filed herewith.

              EXHIBIT 9        Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Accountants is filed herewith.

              EXHIBIT 11       None.

              EXHIBIT 12       None.

              EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is
                               incorporated by reference herein.

              EXHIBIT 14       Not Applicable.

              EXHIBIT 15   (a) Kemper Participation Agreement was previously
                               filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

                           (b) Amendment dated May 1, 2002 to the Participation
                               Agreement with Scudder Investments Inc. and
                               Scudder Distributors was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Amendment dated October 1, 2000 with Scudder Kemper was previously filed on April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                           (c) Amendment dated December 15, 2001 with Dreyfus on
                               April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 33-09965/811-7767, and is incorporated by reference herein. Amendment dated December 19, 2000 with Dreyfus was previously filed on April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 (Registration Statement Nos. 333-63091/811-7767), and is incorporated by reference herein.

                           (d) Amendment dated June 1, 2002 with Alger was
                               previously filed on April 28, 2003 in
                               Post-Effective Amendment No. 8 of Registration Statement No. 333-81019/811-7767, and is
                               incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is
                               incorporated by reference herein. Participation Agreement with Alger was previously filed in

                               April 2000 in Post-Effective Amendment No. 7
                               (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein.

                           (e) Amendment dated January 7, 2002 with Credit
                               Suisse Trust (Warburg Pincus) on April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 33-9965/811-7767, and is incorporated by reference herein. Amendment dated August 25, 2000 with Warburg Pincus was previously filed on April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                               incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein.

                           (f) Amendment dated October 31, 2001 to the
                               Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                               incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Warren E. Barnes                            Director of Allmerica Financial and First Allmerica (since 2004);
     Director, Vice President and           Vice President of Allmerica Financial (since 1998); Vice  President of
     Corporate Controller                   First Allmerica (since 1996); and Corporate Controller of
                                            Allmerica Financial and First Allmerica (since 1998)

Michael K. Britt                            Director of Allmerica Financial and First Allmerica (since 2004);
     Director                               President of Citizens Insurance Company of America (since 2000);
                                            and Vice President of The Hanover Insurance Company, The Hanover
                                            American Insurance Company and Massachusetts Bay Insurance
                                            Company (1997-2000)

Charles F. Cronin                           Vice President and Corporate Group Counsel of Allmerica Financial and
     Vice President, Corporate Group        First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
     Counsel and Secretary                  President (1999-2003); and Counsel of First Allmerica (2000-2003);
                                            and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.                  President and Chief Executive Officer of AFC (since 2003); Executive
     Chairman of the Board                  Vice President of  Property and Casualty Field and Service Operations
                                            for The Hartford (2001-2003); Senior Vice President of Strategic
                                            Marketing for ChannelPoint, Inc. (2000-2001); and Partner at McKinsey
                                            & Company (1985-2000)

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
David J. Firstenberg                        Director of Allmerica Financial and First Allmerica (since 2004);
     Director                               Vice President of First Allmerica (since 2002); Vice President of
                                            Property and Casualty Commercial Lines of The Hanover Insurance
                                            Company (since 2002); and Senior Vice President at CGU/One
                                            Beacon Insurance Company (1997-2001)

J. Kendall Huber                            Director of Allmerica Financial and First Allmerica (since 2000); Senior
     Director, Senior Vice President        Vice President of Allmerica Financial and First Allmerica (since 2003);
     and General Counsel                    General Counsel (since 2000); Vice President (2000-2003) of First
                                            Allmerica; Vice President (1999) of Promos Hotel Corporation;
                                            Vice President and Deputy General Counsel (1998-1999) of Legg
                                            Mason, Inc.; Vice President and Deputy General Counsel (1995-1998)
                                            of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer of Allmerica Financial and First
     Director, Vice President and           Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
     Chief Investment Officer               and President (since 1995) of Opus Investment Management, Inc.

Richard W. Lavey                            Director of Allmerica Financial and First Allmerica (since 2004); Vice
     Director                               President of Property and Casualty Strategic Marketing of
                                            The Hanover Insurance Company and Citizens Insurance Company of
                                            America (since 2004); Vice President of Strategic Marketing for the
                                            Small Commercial Division of The Hartford Insurance Company
                                            (2001-2003); Director of Business Development for Bowstreet, Inc.
                                            (2000-2001); Director of Industry Services for ChannelPoint, Inc.
                                            (1999-2000); and Senior Associate at America Practice Management
                                            in New York (1995-1999)

Mark C. McGivney                            Director of Allmerica Financial and First Allmerica (since 2004), Vice
     Director, Vice President and           President of Allmerica Financial (since 2002); Vice President of First
     Treasurer                              Allmerica (since 1997); and Treasurer of Allmerica Financial and First
                                            Allmerica (since 2000); Associate, Investment Banking (1996-1997)
                                            of Merrill Lynch & Co.

Edward J. Parry, III                        Executive Vice President and Chief Financial Officer of AFC
     Director, Senior Vice President        (since 2003) Director of Allmerica Financial and First Allmerica
     and Chief Financial Officer            (since 1996); Senior Vice President of Allmerica Financial and
                                            First Allmerica (since 2003); Chief Financial Officer (since 1996);
                                            Vice President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                          Director, President and Chief Executive Officer (since 2004);
     Director, President and                Vice President of Allmerica Financial and First Allmerica (2001-2004);
     Chief Executive Officer                Vice President of First Allmerica (1997-2004); and Vice President
                                            of Allmerica Financial (1999-2004)

Joseph W. Rovito                            Director of Allmerica Financial and First Allmerica (since 2004); Vice
     Director                               President of The Hanover Insurance Company and Citizens
                                            Insurance Company of America (since 1998); with The Hanover
                                            Insurance Company (since 1985)

Mhayse G. Samalya                           Director of Allmerica Financial and First Allmerica (since 2004);
     Director                               President of The Hanover Insurance Company (since 2002); Vice
                                            President of the Hanover Insurance Company (1999-2002); and
                                            President of Travelers Secure (1998-1999)

Gregory D. Tranter                          Vice President and Chief Information Officer of AFC (since 2000);
    Director and Vice President             Director and Vice President of Allmerica Financial and First Allmerica
                                            (since 2000); Vice President of Travelers Property &  Casualty
                                            (1996-1998); Director of Geico Team (1983-1996) of Aetna Life &
                                            Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT


                                                   Allmerica Financial Corporation

                                                              Delaware

       |                 |                  |                  |                 |                |                  |

________________________________________________________________________________________________________________________________

      100%             100%                100%               100%              100%             100%               100%

     Opus           Financial           Allmerica           Allmerica       AFC  Capital       VeraVest,            First

  Investment        Profiles,            Funding            Financial         Trust I            Inc.             Sterling

  Management,          Inc.                Corp.              Life                                                 Limited

     Inc.                                                   Insurance

                                                           and Annuity

                                                             Company

 Massachusetts      California        Massachusetts       Massachusetts       Delaware       Massachusetts         Bermuda

  |                                                       |                                                           |

  |                                                       |                                                         100%

  |                                                       |                                                    First Sterling

  |                                                       |                                                      Reinsurance

  |                                                       |                                                        Company

  |                                                       |                                                        Limited

  |                                                       |                                                        Bermuda

  | ________________________________________________________________________________________________________________________________

  |       |            |            |              |           |             |            |          |           |           |

  |      100%         100%         100%           100%        100%          100%         100%       100%        100%        100%

  |   VeraVest     VeraVest     Allmerica      Allmerica    Allmerica      First      Allmerica  Allmerica    Allmerica   Allmerica

  | Investments,  Investment    Financial      Financial   Investments   Allmerica   Investments Investment  Investment  Investments

  |     Inc.       Advisors,    Investment     Services     Insurance    Financial    Insurance   Insurance   Insurance   Insurance

  |                   Inc.      Management     Insurance     Agency        Life        Agency    Agency Inc. Agency Inc.    Agency

  |                              Services,      Agency,     Inc. of      Insurance   of Florida, of Georgia  of Kentucky   Inc. of

  |                                Inc.           Inc.      Alabama       Company        Inc.                            Mississippi

  |

  | Massachusetts Massachusetts Massachusetts Massachusetts  Alabama    Massachusetts    Florida    Georgia    Kentucky  Mississippi

  |                                                                           |
__________________________________________________________________________   _________

      |               |               |              |             |            |

     100%            100%            100%           100%          100%         100%

  Allmerica     Allmerica Asset   The Hanover     Allmerica     Citizens     Allmerica

Benefits, Inc.    Management,      Insurance      Financial     Insurance      Trust

                   Limited          Company       Insurance      Company     Company,

                                                Brokers, Inc.  of Illinois     N.A.

                                                                             Federally

   Florida         Bermuda       New Hampshire  Massachusetts   Illinois     Chartered

                                      |
_________________________________________________________________________________________________________________________

      |            |             |              |               |              |             |             |

     100%         100%          100%           100%            100%           100%          100%          100%

  Allmerica    Allmerica    The Hanover      Hanover      Massachusetts    Allmerica     AMGRO, Inc.   The Hanover

  Financial      Plus         American        Texas       Bay Insurance    Financial                   New Jersey

   Benefit     Insurance     Insurance      Insurance        Company       Alliance                    Insurance

  Insurance     Agency,       Company       Management                     Insurance                   Company

   Company        Inc.                     Company, Inc.                    Company

  Michigan   Massachusetts  New Hampshire    Texas       New Hampshire   New Hampshire  Massachusetts New Hampshire

                                                              |                              |

                                          ____________________________________________  _____________________________

                                               |              |                |             |                |

                                              100%           100%             100%          100%             100%

                                            Citizens       Citizens         Citizens    Lloyds Credit       AMGRO

                                            Insurance      Insurance        Insurance    Corporation      Receivables

                                             Company        Company          Company                      Corporation

                                             of Ohio       of America        of the

                                                                             Midwest


                                              Ohio          Michigan         Indiana    Massachusetts      Delaware

                                                               |
                                                         _______________

                                                               |

                                                              100%

                                                            Citizens

                                                           Management

                                                              Inc.


                                                            Delaware

                  ...............

                  Hanover Lloyd's

                    Insurance

                     Company



                      Texas





--------  Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          ---------------   ----------------

             Allmerica         Allmerica

          Investment Trust     Securities

                                 Trust



           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                    _________________

                      AAM High Yield

                       Fund, L.L.C.


                      Massachusetts


________  Established for the benefit of First Allmerica, Allmerica Financial Life,

          Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                    NAME                                  ADDRESS                        TYPE OF BUSINESS
                    ----                                  -------                        ----------------
AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance Company    440 Lincoln Street              Multi-line property and casualty insurance
                                                  Worcester MA 01653

Allmerica Financial Benefit Insurance Company     645 West Grand River            Multi-line property and casualty insurance
                                                  Howell MI 48843

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance Brokers, Inc.       440 Lincoln Street              Insurance Broker
                                                  Worcester MA 01653

Allmerica Financial Life Insurance and Annuity    440 Lincoln Street              Life insurance, accident and health insurance,
Company                                           Worcester MA 01653              annuities, variable annuities and variable life
                                                                                  insurance

Allmerica Financial Services Insurance Agency,    440 Lincoln Street              Insurance Agency
Inc.                                              Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment Management         440 Lincoln Street              Investment advisory services
Services, Inc.                                    Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment  Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust company
                                                  Worcester MA 01653

AMGRO, Inc.                                       440 Lincoln Street              Premium financing
                                                  Worcester MA 01653

AMGRO Receivables Corporation                     440 Lincoln Street              Receivables Purchase Corporation
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the Midwest         3950 Priority Way               Multi-line property and casualty
                                                  South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident and health
Company                                           Worcester MA 01653              insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company Limited        41 Cedar Avenue                 Reinsurance Company
                                                  Hamilton HM 12,
                                                  Bermuda

The Hanover American Insurance Company            440 Lincoln Street              Multi-line property and casualty insurance
                                                  Worcester MA 01653

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management Company, Inc.  NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
                                                  15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty insurance
                                                  Suite 500
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service franchises
                                                  Worcester MA 01653

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty insurance
                                                  Worcester MA 01653

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

VeraVest Investment Advisors, Inc.                440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Investment           Worcester, MA 01653
Management Company, Inc.)

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 27.   NUMBER OF CONTRACT OWNERS

     As of February 29, 2004, there were 5,524 Contract holders of qualified Contracts and 14,103 Contract holders of non-qualified Contracts.

ITEM 28.   INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

         NAME                                           POSITION OR OFFICE WITH UNDERWRITER
         ----                                           -----------------------------------
         Michael J. Brodeur                             Director, President and Chief Compliance Officer

         Charles F. Cronin                              Secretary/Clerk

         J. Kendall Huber                               Director

         Mark C. McGivney                               Treasurer

         K. David Nunley                                Vice President

         Michael A. Reardon                             Director

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2003. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.   MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.   UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2004.

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                             By: /s/ Charles F. Cronin
                                 ---------------------
                                 Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                            DATE
----------                                -----                                                            ----
Frederick H. Eppinger Jr.*                Chairman of the Board                                            April 1, 2004
------------------------------------

/s/ Warren E. Barnes                      Director, Vice President and Corporate Controller
------------------------------------
Warren E. Barnes

Michael K. Britt*                         Director
------------------------------------

David J. Firstenberg*                     Director
------------------------------------

J. Kendall Huber*                         Director, Senior Vice President and General Counsel
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

Richard W. Lavey*                         Director
------------------------------------

Mark C. McGivney*                         Director, Vice President and Treasurer
------------------------------------

Edward J. Parry, III*                     Director, Senior Vice President and Chief Financial Officer
------------------------------------

Michael A. Reardon*                       Director, President and Chief Executive Officer
------------------------------------

Joseph V. Rovito*                         Director
------------------------------------

Mhayse G. Samalya*                        Director
------------------------------------

Gregory D. Tranter*                       Director, Vice President and Chief Information Officer
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated March 30, 2004 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-9965)

                                  EXHIBIT TABLE

Exhibit 8(c)               Directors' Powers of Attorney

Exhibit 9                  Opinion of Counsel

Exhibit 10                 Consent of Independent Accountants